UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Income Fund

November 30, 2017

GOV-QTLY-0118
1.809070.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	323
1.125% 12/14/18	240	239
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,724
5.375% 4/1/56	3,438	4,767
		9,182
U.S. Treasury Obligations - 45.8%
U.S. Treasury Bonds:
2.5% 2/15/46	28,232	26,354
2.75% 8/15/47	33,542	32,928
2.75% 11/15/47	8,000	7,859
2.875% 8/15/45	112,441	113,284
3% 11/15/44	29,032	29,982
3% 11/15/45	40,000	41,267
3% 2/15/47	27,506	28,376
3% 5/15/47	15,900	16,403
3.625% 2/15/44	45,031	51,789
4.375% 5/15/40	3,000	3,819
4.75% 2/15/37	62,168	82,173
5% 5/15/37 (a)(b)	36,142	49,193
U.S. Treasury Notes:
1.125% 9/30/21	119,876	115,831
1.375% 2/29/20	33,681	33,344
1.375% 4/30/20	75,553	74,694
1.375% 8/31/20	5,000	4,932
1.375% 1/31/21	27,500	27,013
1.375% 4/30/21	20,000	19,593
1.375% 5/31/21	20,000	19,578
1.5% 4/15/20	48,153	47,764
1.5% 7/15/20	55,155	54,629
1.5% 8/15/26	9,629	8,949
1.625% 6/30/20	4,710	4,681
1.625% 7/31/20	30,000	29,802
1.625% 11/15/20	64,884	64,603
1.625% 8/31/22	35,000	34,200
1.75% 10/31/20	18,000	17,921
1.75% 12/31/20	56,701	56,380
1.75% 6/30/22	56,910	55,979
1.875% 1/31/22	45,770	45,378
1.875% 3/31/22	56,661	56,121
1.875% 7/31/22	86,000	85,016
1.875% 9/30/22	28,814	28,463
1.875% 8/31/24	6,800	6,620
2% 9/30/20	31,153	31,244
2% 12/31/21	78,894	78,660
2% 7/31/22	18,845	18,743
2% 10/31/22	10,000	9,936
2% 11/30/22	10,000	9,931
2% 8/15/25 (a)	38,778	37,796
2% 11/15/26	70,025	67,705
2.125% 6/30/21	22,000	22,090
2.125% 12/31/21	2,000	2,005
2.125% 6/30/22	146	146
2.125% 7/31/24	94,525	93,484
2.125% 11/30/24	95,348	94,134
2.125% 5/15/25	18,702	18,422
2.25% 7/31/21	26,021	26,227
2.25% 10/31/24	21,323	21,237
2.25% 2/15/27	3,000	2,957
2.25% 8/15/27	3,900	3,838
2.25% 11/15/27	5,000	4,925
2.375% 5/15/27	25,946	25,831
		1,944,229
Other Government Related - 1.9%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5917% 12/7/20 (NCUA Guaranteed) (c)(d)	2,452	2,454
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	76,846
		79,300
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,043,479)		2,032,711

U.S. Government Agency - Mortgage Securities - 3.1%
Fannie Mae - 1.9%
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (c)(d)	78	81
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (c)(d)	89	93
12 month U.S. LIBOR + 1.523% 3.218% 3/1/36 (c)(d)	344	360
12 month U.S. LIBOR + 1.551% 2.494% 2/1/44 (c)(d)	330	343
12 month U.S. LIBOR + 1.553% 2.593% 5/1/44 (c)(d)	1,013	1,052
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (c)(d)	82	84
12 month U.S. LIBOR + 1.558% 2.449% 2/1/44 (c)(d)	400	417
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (c)(d)	112	118
12 month U.S. LIBOR + 1.570% 2.559% 5/1/44 (c)(d)	627	651
12 month U.S. LIBOR + 1.574% 2.666% 4/1/44 (c)(d)	1,522	1,583
12 month U.S. LIBOR + 1.580% 2.46% 4/1/44 (c)(d)	560	582
12 month U.S. LIBOR + 1.580% 2.58% 1/1/44 (c)(d)	625	651
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (c)(d)	246	256
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (c)(d)	58	61
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (c)(d)	1,208	1,280
12 month U.S. LIBOR + 1.745% 3.397% 7/1/35 (c)(d)	144	151
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (c)(d)	882	925
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (c)(d)	216	225
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (c)(d)	69	72
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (c)(d)	72	76
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (c)(d)	1,266	1,327
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (c)(d)	141	150
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (c)(d)	181	189
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (c)(d)	116	121
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (c)(d)	95	100
6 month U.S. LIBOR + 1.475% 2.892% 10/1/33 (c)(d)	71	73
6 month U.S. LIBOR + 1.510% 2.915% 2/1/33 (c)(d)	48	49
6 month U.S. LIBOR + 1.535% 2.939% 12/1/34 (c)(d)	106	110
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (c)(d)	54	56
6 month U.S. LIBOR + 1.556% 3.014% 10/1/33 (c)(d)	39	41
6 month U.S. LIBOR + 1.565% 2.94% 7/1/35 (c)(d)	54	56
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (c)(d)	46	48
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (c)(d)	50	53
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.471% 10/1/33 (c)(d)	89	94
4% 5/1/29 to 7/1/47	52,962	55,345
4.5% 11/1/25 to 6/1/41	7,801	8,275
6% 1/1/34 to 6/1/36	4,680	5,307
6.5% 3/1/22 to 5/1/27	234	259
9.5% 10/1/20	4	4
11.5% 1/15/21	1	1
		80,719
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 3.111% 9/1/41 (c)(d)	1,196	1,237
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (c)(d)	743	777
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (c)(d)	125	132
12 month U.S. LIBOR + 1.880% 3.045% 10/1/41 (c)(d)	1,872	1,938
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (c)(d)	145	154
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (c)(d)	149	155
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (c)(d)	137	146
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (c)(d)	180	188
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (c)(d)	167	174
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (c)(d)	243	258
12 month U.S. LIBOR + 2.197% 3.772% 3/1/33 (c)(d)	6	7
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (c)(d)	191	196
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (c)(d)	111	115
6 month U.S. LIBOR + 2.755% 4.144% 10/1/35 (c)(d)	129	137
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (c)(d)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (c)(d)	556	591
3% 2/1/31	9,798	9,994
4% 5/1/47 to 7/1/47	4,587	4,795
4.5% 5/1/39 to 10/1/41	2,457	2,647
5.5% 7/1/29	17	19
6% 1/1/24	870	927
9.5% 11/1/19 to 8/1/21	2	3
		24,606
Ginnie Mae - 0.6%
6% 6/15/36	3,733	4,351
4.313% 8/20/61 (c)(e)	1,877	1,901
4.643% 2/20/62 (c)(e)	2,030	2,080
4.676% 2/20/62 (c)(e)	2,710	2,765
4.69% 1/20/62 (c)(e)	15,813	16,127
5.47% 8/20/59 (c)(e)	22	22
		27,246
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $133,157)		132,571

Asset-Backed Securities - 1.0%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.6321% 5/28/30 (c)(d)	$4,127	$4,124
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.3644% 4/25/22 (c)(d)	1,325	1,329
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.6275% 7/26/66 (c)(d)(f)	11,240	11,253
Class A2, 1 month U.S. LIBOR + 0.600% 1.9275% 7/26/66 (c)(d)(f)	14,550	14,663
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 1.4674% 1/25/30 (c)(d)	10,001	9,993
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	558	574
Series 2002-20K Class 1, 5.08% 11/1/22	834	868
Series 2004-20H Class 1, 5.17% 8/1/24	424	445
TOTAL ASSET-BACKED SECURITIES
(Cost $43,051)		43,249

Collateralized Mortgage Obligations - 16.7%
U.S. Government Agency - 16.7%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.3075% 8/25/31 (c)(d)	81	83
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 1.8827% 11/18/31 (c)(d)	76	77
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.3275% 4/25/32 (c)(d)	32	33
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.3275% 11/25/32 (c)(d)	66	68
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.2575% 6/25/36 (c)(d)	4,966	5,047
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,114	1,152
Series 2005-27 Class NE, 5.5% 5/25/34	132	133
Series 2005-64 Class PX, 5.5% 6/25/35	1,368	1,462
Series 2005-68 Class CZ, 5.5% 8/25/35	3,964	4,397
Series 2006-45 Class OP 6/25/36 (g)	685	599
Series 2010-118 Class PB, 4.5% 10/25/40	5,706	5,964
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	715	750
Series 2004-91 Class Z, 5% 12/25/34	4,732	5,135
Series 2005-117 Class JN, 4.5% 1/25/36	407	429
Series 2005-14 Class ZB, 5% 3/25/35	1,452	1,576
Series 2006-72 Class CY, 6% 8/25/26	2,962	3,176
Series 2009-59 Class HB, 5% 8/25/39	2,158	2,341
Series 201-75 Class AL, 3.5% 8/25/26	11,851	12,257
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,554
Series 2011-80:
Class HE, 3.5% 8/25/26	4,160	4,330
Class KB, 3.5% 8/25/26	6,462	6,696
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	189	7
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	269	10
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	3,117	341
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.2475% 3/25/36 (c)(d)	3,062	3,132
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	730	40
Series 2012-27 Class EZ, 4.25% 3/25/42	7,017	7,458
Series 2016-26 Class CG, 3% 5/25/46	19,748	20,005
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 1.8503% 2/15/32 (c)(d)	43	44
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7503% 6/15/18 (c)(d)	6	6
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.1503% 10/15/33 (c)(d)	2,414	2,452
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1503% 2/15/33 (c)(d)	1,453	1,481
planned amortization class:
Series 1141 Class G, 9% 9/15/21	28	30
Series 2682 Class LD, 4.5% 10/15/33	628	666
Series 3415 Class PC, 5% 12/15/37	429	463
Series 3763 Class QA, 4% 4/15/34	46	46
Series 3840 Class VA, 4.5% 9/15/27	3,786	3,853
Series 3857 Class ZP, 5% 5/15/41	3,029	3,533
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	6,955	7,706
Series 2587 Class AD, 4.71% 3/15/33	2,537	2,666
Series 2773 Class HC, 4.5% 4/15/19	84	85
Series 2877 Class ZD, 5% 10/15/34	5,779	6,274
Series 3007 Class EW, 5.5% 7/15/25	4,612	4,928
Series 3745 Class KV, 4.5% 12/15/26	6,156	6,536
Series 3806 Class L, 3.5% 2/15/26	8,900	9,277
Series 3862 Class MB, 3.5% 5/15/26	6,893	7,141
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,871
Series 3889 Class DZ, 4% 1/15/41	35,144	37,183
Series 3843 Class PZ, 5% 4/15/41	2,591	2,983
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	6,480	6,733
Series 4341 Class ML, 3.5% 11/15/31	9,311	9,624
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7627% 1/20/38 (c)(d)	227	228
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.1427% 8/20/38 (c)(d)	1,708	1,737
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.1827% 9/20/38 (c)(d)	1,481	1,514
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8635% 11/16/39 (c)(d)	975	983
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.7833% 9/20/61 (c)(d)(e)	8,456	8,459
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 10/20/61 (c)(d)(e)	5,559	5,569
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 11/20/61 (c)(d)(e)	4,723	4,746
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 1/20/62 (c)(d)(e)	3,065	3,080
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 1/20/62 (c)(d)(e)	4,465	4,477
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 3/20/62 (c)(d)(e)	2,774	2,781
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8833% 5/20/61 (c)(d)(e)	2,975	2,980
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.8333% 8/20/63 (c)(d)(e)	1,128	1,130
Class FD, 1 month U.S. LIBOR + 0.600% 1.8333% 8/20/63 (c)(d)(e)	2,825	2,830
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 1.8833% 12/20/63 (c)(d)(e)	35,998	36,135
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 1/20/64 (c)(d)(e)	13,566	13,591
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.5333% 3/20/65 (c)(d)(e)	9,390	9,388
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5133% 5/20/63 (c)(d)(e)	10,593	10,590
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4333% 4/20/63 (c)(d)(e)	11,418	11,406
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6306% 12/20/62 (c)(d)(e)	12,246	12,252
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,492
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,930
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	4,587	4,555
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	39,105	39,819
Series 2014-H04 Class HA, 2.75% 2/20/64 (e)	9,203	9,273
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	5,376	5,386
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7333% 9/20/62 (c)(d)(e)	19,360	19,404
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8833% 11/20/65 (c)(d)(e)	3,779	3,790
Series 2004-22 Class M1, 5.5% 4/20/34	592	744
Series 2010-169 Class Z, 4.5% 12/20/40	6,902	7,453
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	11,594	11,931
Series 2010-H17 Class XP, 5.295% 7/20/60 (c)(e)	12,163	12,549
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	10,958	11,235
Series 2012-64 Class KI, 3.5% 11/20/36 (h)	1,051	76
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.9564% 4/20/39 (c)(i)	4,052	4,214
Class ST, 8.800% - 1 month U.S. LIBOR 7.0898% 8/20/39 (c)(i)	10,308	10,886
Series 2013-H07 Class JA, 1.75% 3/20/63 (e)	25,278	25,077
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	13,208	13,246
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	38,553	38,652
Class JA, 2.5% 6/20/65 (e)	4,510	4,522
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	39,701	39,459
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (c)(d)(e)	24,324	24,472
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.66% 8/20/66 (c)(d)(e)	21,590	21,652
Series 2090-118 Class XZ, 5% 12/20/39	14,269	15,977
		709,503
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $715,416)		709,503

Commercial Mortgage Securities - 6.6%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	46,890	46,390
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.46% 7/25/20 (c)(d)	10,600	10,600
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.42% 10/25/19 (c)(d)	21,200	21,200
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	3,919
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,591	5,810
Series K034 Class A1, 2.669% 2/25/23	11,376	11,448
Series K708 Class A2, 2.13% 1/25/19	23,707	23,748
Series K709 Class A2, 2.086% 3/25/19	17,210	17,232
Series K710 Class A2, 1.883% 5/25/19	16,814	16,797
Series K713 Class A2, 2.313% 3/25/20	5,437	5,461
Series K717 Class A2, 2.991% 9/25/21	12,968	13,225
Series K032 Class A1, 3.016% 2/25/23	19,205	19,587
Series K504 Class A2, 2.566% 9/25/20	3,629	3,662
Series K704 Class A2, 2.412% 8/25/18	4,806	4,813
Series K706 Class A2, 2.323% 10/25/18	9,420	9,413
Series K724 Class A1, 2.776% 3/25/23	15,967	16,214
Series K726 Class A1, 2.596% 8/25/23	4,837	4,866
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5561% 2/25/20 (c)(d)	43,722	43,819
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $279,355)		278,204

Foreign Government and Government Agency Obligations - 3.4%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	84,445
5.5% 12/4/23	48	56
5.5% 4/26/24	6,065	7,168
Jordanian Kingdom 3% 6/30/25	19,267	19,864
Ukraine Government 1.471% 9/29/21	34,809	33,960
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,877)		145,493
	Shares	Value (000s)

Fixed-Income Funds - 21.0%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $864,237)	8,288,763	892,617

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.13% (k)
(Cost $1,614)	1,613,350	1,614

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	$435
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	381
TOTAL PURCHASED SWAPTIONS
(Cost $1,012)			816
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $4,217,198)			4,236,778
NET OTHER ASSETS (LIABILITIES) - 0.3%			11,839
NET ASSETS - 100%			$4,248,617

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 12/1/47	$(98,100)	$(100,558)
(Proceeds $100,874)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	745	March 2018	$92,415	$(513)	$(513)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	991	March 2018	212,477	(116)	(116)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	330	March 2018	38,393	(135)	(135)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	238	March 2018	36,109	(196)	(196)
TOTAL FUTURES CONTRACTS					$(960)

The notional amount of futures purchased as a percentage of Net Assets is 8.9%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(1)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR (3)	Quarterly	CME	Dec. 2047	$1,200	$(50)	$0	$(50)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,026,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $101,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,916,000 or 0.6% of net assets.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$73
Fidelity Mortgage Backed Securities Central Fund	5,709
Total	$5,782

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$939,005	$5,712	$43,000	$1,823	$(10,923)	$892,617	12.8%
Total	$939,005	$5,712	$43,000	$1,823	$(10,923)	$892,617

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,032,711	$--	$2,032,711	$--
U.S. Government Agency - Mortgage Securities	132,571	--	132,571	--
Asset-Backed Securities	89,639	--	89,639	--
Collateralized Mortgage Obligations	709,503	--	709,503	--
Commercial Mortgage Securities	231,814	--	231,814	--
Foreign Government and Government Agency Obligations	145,493	--	145,493	--
Fixed-Income Funds	892,617	892,617	--	--
Money Market Funds	1,614	1,614	--	--
Purchased Swaptions	816	--	816	--
Total Investments in Securities:	$4,236,778	$894,231	$3,342,547	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(960)	$(960)	$--	$--
Swaps	(50)	--	(50)	--
Total Liabilities	$(1,010)	$(960)	$(50)	$--
Total Derivative Instruments:	$(1,010)	$(960)	$(50)	$--
Other Financial Instruments:
TBA Sale Commitments	$(100,558)	$--	$(100,558)	$--
Total Other Financial Instruments:	$(100,558)	$--	$(100,558)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

November 30, 2017

SLM-QTLY-0118
1.809098.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.4%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 59.8%
U.S. Treasury Bonds 3% 2/15/47	35	36
U.S. Treasury Notes:
1.125% 9/30/21	$22,860	$22,088
1.375% 1/31/21	10,000	9,823
1.5% 4/15/20	14,767	14,648
1.5% 7/15/20	19,038	18,857
1.5% 8/15/26	174	162
1.625% 7/31/20	3,000	2,980
1.625% 11/15/20	13,042	12,985
1.625% 8/31/22	7,000	6,840
1.75% 10/31/20	5,000	4,978
1.75% 12/31/20	12,412	12,342
1.75% 4/30/22	2,240	2,207
1.75% 6/30/22	3,000	2,951
1.875% 1/31/22	29,140	28,891
1.875% 3/31/22	22,608	22,393
1.875% 7/31/22	15,520	15,342
1.875% 8/31/24	900	876
2% 12/31/21	1,226	1,222
2% 10/31/22	8,250	8,197
2% 11/30/22	6,500	6,455
2% 8/15/25 (a)	41,631	40,572
2.125% 6/30/22	327	327
2.125% 7/31/24	18,117	17,917
2.125% 11/30/24	21,515	21,241
2.125% 5/15/25	1,053	1,037
2.25% 7/31/21	35,982	36,267
2.25% 10/31/24	4,811	4,792
2.25% 2/15/27	1,920	1,893
2.25% 8/15/27	8,155	8,026
2.375% 5/15/27	4,000	3,982
		330,327
Other Government Related - 2.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5917% 12/7/20 (NCUA Guaranteed) (b)(c)	578	579
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 1.6921% 1/8/20 (NCUA Guaranteed) (b)(c)	1,294	1,298
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,462
		14,339
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $348,195)		344,666

U.S. Government Agency - Mortgage Securities - 3.4%
Fannie Mae - 1.9%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(c)	9	9
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (b)(c)	8	9
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (b)(c)	10	11
12 month U.S. LIBOR + 1.495% 3.081% 1/1/35 (b)(c)	39	40
12 month U.S. LIBOR + 1.551% 2.494% 2/1/44 (b)(c)	54	56
12 month U.S. LIBOR + 1.553% 2.593% 5/1/44 (b)(c)	164	171
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(c)	8	8
12 month U.S. LIBOR + 1.558% 2.449% 2/1/44 (b)(c)	65	68
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(c)	11	11
12 month U.S. LIBOR + 1.570% 2.559% 5/1/44 (b)(c)	102	106
12 month U.S. LIBOR + 1.574% 2.666% 4/1/44 (b)(c)	247	257
12 month U.S. LIBOR + 1.580% 2.46% 4/1/44 (b)(c)	91	94
12 month U.S. LIBOR + 1.580% 2.58% 1/1/44 (b)(c)	101	106
12 month U.S. LIBOR + 1.617% 3.267% 3/1/33 (b)(c)	25	26
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(c)	13	14
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (b)(c)	26	28
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (b)(c)	58	61
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (b)(c)	280	296
12 month U.S. LIBOR + 1.745% 3.397% 7/1/35 (b)(c)	11	12
12 month U.S. LIBOR + 1.760% 3.336% 2/1/37 (b)(c)	116	120
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (b)(c)	233	245
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(c)	343	360
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (b)(c)	9	10
12 month U.S. LIBOR + 1.885% 3.637% 4/1/36 (b)(c)	65	69
12 month U.S. LIBOR + 2.176% 3.784% 8/1/35 (b)(c)	92	96
6 month U.S. LIBOR + 1.510% 2.915% 2/1/33 (b)(c)	5	5
6 month U.S. LIBOR + 1.535% 2.939% 12/1/34 (b)(c)	10	11
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (b)(c)	7	7
6 month U.S. LIBOR + 1.556% 3.014% 10/1/33 (b)(c)	5	5
6 month U.S. LIBOR + 1.565% 2.94% 7/1/35 (b)(c)	6	7
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(c)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.189% 7/1/36 (b)(c)	50	52
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (b)(c)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.471% 10/1/33 (b)(c)	11	12
4% 5/1/29	3,591	3,757
4.5% 11/1/25 to 6/1/41	1,600	1,703
5% 1/1/22 to 4/1/22	16	17
5.5% 10/1/20 to 8/1/25	596	623
6% 1/1/34 to 6/1/36	928	1,051
6.5% 2/1/22 to 8/1/36	946	1,078
		10,622
Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(c)	7	7
12 month U.S. LIBOR + 1.515% 3.099% 11/1/35 (b)(c)	40	42
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(c)	43	45
12 month U.S. LIBOR + 1.754% 3.111% 9/1/41 (b)(c)	337	348
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(c)	15	16
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (b)(c)	201	210
12 month U.S. LIBOR + 1.880% 3.045% 10/1/41 (b)(c)	303	314
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(c)	24	25
12 month U.S. LIBOR + 2.197% 3.772% 3/1/33 (b)(c)	1	1
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (b)(c)	19	19
6 month U.S. LIBOR + 1.647% 3.04% 2/1/37 (b)(c)	17	17
6 month U.S. LIBOR + 1.665% 3.087% 7/1/35 (b)(c)	316	329
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (b)(c)	11	12
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(c)	22	23
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (b)(c)	11	11
6 month U.S. LIBOR + 1.932% 3.275% 10/1/36 (b)(c)	77	79
6 month U.S. LIBOR + 1.976% 3.39% 10/1/35 (b)(c)	50	52
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(c)	74	78
6 month U.S. LIBOR + 2.010% 3.433% 5/1/37 (b)(c)	144	149
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(c)	30	31
6 month U.S. LIBOR + 2.755% 4.144% 10/1/35 (b)(c)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.904% 6/1/33 (b)(c)	69	72
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.988% 4/1/34 (b)(c)	216	227
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(c)	56	60
6% 1/1/24	185	197
6.5% 12/1/21	48	51
9.5% 5/1/20 to 6/1/21	5	5
10% 11/1/18 to 3/1/21	5	5
10.5% 1/1/21	0	0
11% 9/1/20	0	0
		2,440
Ginnie Mae - 1.1%
6% 6/15/36	775	904
8% 12/15/23	53	58
10.5% 11/15/18 to 10/15/21	18	18
4.313% 8/20/61 (b)(d)	392	397
4.643% 2/20/62 (b)(d)	427	438
4.676% 2/20/62 (b)(d)	566	578
4.69% 1/20/62 (b)(d)	3,404	3,471
5.47% 8/20/59 (b)(d)	5	5
11% 7/20/18 to 1/20/21	4	4
		5,873
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $18,761)		18,935

Asset-Backed Securities - 1.0%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.6321% 5/28/30 (b)(c)	$570	$569
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.3644% 4/25/22 (b)(c)	181	181
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.6275% 7/26/66 (b)(c)(e)	1,555	1,557
Class A2, 1 month U.S. LIBOR + 0.600% 1.9275% 7/26/66 (b)(c)(e)	2,013	2,029
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 1.4674% 1/25/30 (b)(c)	1,312	1,311
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	82	86
TOTAL ASSET-BACKED SECURITIES
(Cost $5,711)		5,733

Collateralized Mortgage Obligations - 21.4%
U.S. Government Agency - 21.4%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.76% 4/25/24 (b)(c)	357	358
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.3075% 8/25/31 (b)(c)	76	78
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.3275% 4/25/32 (b)(c)	16	17
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 1.7775% 11/25/32 (b)(c)	853	857
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.3275% 11/25/32 (b)(c)	33	34
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.2575% 6/25/36 (b)(c)	1,075	1,092
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	0	0
Series 2003-28 Class KG, 5.5% 4/25/23	149	157
Series 2005-19 Class PA, 5.5% 7/25/34	240	248
Series 2005-27 Class NE, 5.5% 5/25/34	28	28
Series 2005-64 Class PX, 5.5% 6/25/35	295	315
Series 2005-68 Class CZ, 5.5% 8/25/35	808	897
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	150	158
Series 2004-52 Class KZ, 5.5% 7/25/34	1,827	2,018
Series 2004-91 Class Z, 5% 12/25/34	1,047	1,136
Series 2009-59 Class HB, 5% 8/25/39	451	490
Series 201-75 Class AL, 3.5% 8/25/26	1,561	1,614
Series 2010-97 Class CX, 4.5% 9/25/25	1,693	1,790
Series 2011-80:
Class HE, 3.5% 8/25/26	548	570
Class KB, 3.5% 8/25/26	851	882
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	719	79
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.2475% 3/25/36 (b)(c)	660	675
Series 2011-67 Class AI, 4% 7/25/26 (f)	188	18
Series 2016-26 Class CG, 3% 5/25/46	2,523	2,556
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 1.6503% 11/15/32 (b)(c)	139	140
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7503% 6/15/18 (b)(c)	1	1
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1503% 2/15/33 (b)(c)	314	320
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.6503% 3/15/34 (b)(c)	328	330
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	378	409
Series 3415 Class PC, 5% 12/15/37	121	130
Series 3763 Class QA, 4% 4/15/34	10	10
Series 3840 Class VA, 4.5% 9/15/27	634	645
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	428	462
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,458	1,616
Series 2004-2862 Class NE, 5% 9/15/24	2,699	2,830
Series 2145 Class MZ, 6.5% 4/15/29	452	509
Series 2357 Class ZB, 6.5% 9/15/31	255	291
Series 2877 Class ZD, 5% 10/15/34	1,274	1,383
Series 2998 Class LY, 5.5% 7/15/25	134	143
Series 3007 Class EW, 5.5% 7/15/25	585	625
Series 3745 Class KV, 4.5% 12/15/26	1,053	1,118
Series 3806 Class L, 3.5% 2/15/26	1,400	1,459
Series 3862 Class MB, 3.5% 5/15/26	908	941
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	982	1,020
Series 4341 Class ML, 3.5% 11/15/31	1,360	1,406
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.7827% 7/20/37 (b)(c)	192	193
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7627% 1/20/38 (b)(c)	48	48
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8635% 11/16/39 (b)(c)	202	204
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.7935% 12/16/39 (b)(c)	148	149
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.57% 7/20/60 (b)(c)(d)	2,299	2,284
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5333% 9/20/60 (b)(c)(d)	2,725	2,705
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5333% 8/20/60 (b)(c)(d)	3,061	3,039
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6133% 12/20/60 (b)(c)(d)	814	809
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 12/20/60 (b)(c)(d)	1,539	1,537
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 2/20/61 (b)(c)(d)	3,022	3,019
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7233% 2/20/61 (b)(c)(d)	3,424	3,420
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 4/20/61 (b)(c)(d)	1,176	1,175
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7333% 5/20/61 (b)(c)(d)	1,382	1,380
Class FC, 1 month U.S. LIBOR + 0.500% 1.7333% 5/20/61 (b)(c)(d)	1,261	1,260
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7633% 6/20/61 (b)(c)(d)	1,588	1,588
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 10/20/61 (b)(c)(d)	1,596	1,599
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 11/20/61 (b)(c)(d)	1,356	1,362
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 1/20/62 (b)(c)(d)	883	887
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 1/20/62 (b)(c)(d)	1,280	1,283
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 3/20/62 (b)(c)(d)	799	801
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8833% 5/20/61 (b)(c)(d)	438	439
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5133% 5/20/63 (b)(c)(d)	1,826	1,826
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4333% 4/20/63 (b)(c)(d)	1,956	1,954
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,020
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	412	49
Series 2011-68 Class EC, 3.5% 4/20/41	899	927
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	742	737
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	901	903
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7333% 9/20/62 (b)(c)(d)	2,939	2,946
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8833% 11/20/65 (b)(c)(d)	732	734
Series 2010-169 Class Z, 4.5% 12/20/40	1,008	1,088
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	2,507	2,580
Series 2010-H17 Class XP, 5.295% 7/20/60 (b)(d)	2,574	2,656
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	2,307	2,365
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	226	16
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.9564% 4/20/39 (b)(g)	827	860
Class ST, 8.800% - 1 month U.S. LIBOR 7.0898% 8/20/39 (b)(g)	2,103	2,221
Series 2013-H04 Class BA, 1.65% 2/20/63 (d)	1,300	1,288
Series 2013-H07 Class JA, 1.75% 3/20/63 (d)	3,512	3,484
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	2,985	2,994
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	8,341	8,363
Class JA, 2.5% 6/20/65 (d)	764	766
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	6,638	6,598
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(c)(d)	3,718	3,741
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.66% 8/20/66 (b)(c)(d)	3,399	3,409
Series 2090-118 Class XZ, 5% 12/20/39	2,261	2,531
		118,092
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $118,752)		118,092

Commercial Mortgage Securities - 7.1%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	6,499	6,429
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.46% 7/25/20 (b)(c)	1,400	1,400
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.42% 10/25/19 (b)(c)	2,800	2,800
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	817
sequential payer:
Series K034 Class A1, 2.669% 2/25/23	2,422	2,437
Series K708 Class A2, 2.13% 1/25/19	3,109	3,115
Series K709 Class A2, 2.086% 3/25/19	2,390	2,393
Series K710 Class A2, 1.883% 5/25/19	2,438	2,436
Series K713 Class A2, 2.313% 3/25/20	804	807
Series K717 Class A2, 2.991% 9/25/21	670	683
Series K032 Class A1, 3.016% 2/25/23	4,088	4,170
Series K504 Class A2, 2.566% 9/25/20	367	370
Series K704 Class A2, 2.412% 8/25/18	659	660
Series K706 Class A2, 2.323% 10/25/18	1,287	1,286
Series K724 Class A1, 2.776% 3/25/23	2,348	2,384
Series K726 Class A1, 2.596% 8/25/23	660	664
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5561% 2/25/20 (b)(c)	6,130	6,144
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $39,141)		38,995

Foreign Government and Government Agency Obligations - 4.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,318
5.5% 12/4/23	10,710	12,573
5.5% 4/26/24	1,100	1,300
Jordanian Kingdom 3% 6/30/25	3,329	3,432
Ukraine Government 1.471% 9/29/21	1,400	1,366
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,660)		23,989
	Shares	Value (000s)

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.13% (h)
(Cost $1,300)	1,299,596	1,300

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	5,300	$172
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	110

TOTAL PUT OPTIONS			282

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	5,300	151
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	109

TOTAL CALL OPTIONS			260

TOTAL PURCHASED SWAPTIONS
(Cost $590)			542
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $555,110)			552,252
NET OTHER ASSETS (LIABILITIES) - 0.1%			517
NET ASSETS - 100%			$552,769

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	196	March 2018	$42,024	$(34)	$(34)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	51	March 2018	5,934	(21)	(21)
TOTAL FUTURES CONTRACTS					$(55)

The notional amount of futures purchased as a percentage of Net Assets is 8.7%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,586,000 or 0.6% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$20
Total	$20

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$344,666	$--	$344,666	$--
U.S. Government Agency - Mortgage Securities	18,935	--	18,935	--
Asset-Backed Securities	5,733	--	5,733	--
Collateralized Mortgage Obligations	118,092	--	118,092	--
Commercial Mortgage Securities	38,995	--	38,995	--
Foreign Government and Government Agency Obligations	23,989	--	23,989	--
Money Market Funds	1,300	1,300	--	--
Purchased Swaptions	542	--	542	--
Total Investments in Securities:	$552,252	$1,300	$550,952	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(55)	$(55)	$--	$--
Total Liabilities	$(55)	$(55)	$--	$--
Total Derivative Instruments:	$(55)	$(55)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond Fund

November 30, 2017

TBD-QTLY-0118
1.824865.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.2%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.1%
Delphi Jersey Holdings PLC 5% 10/1/25 (b)		$2,215,000	$2,249,620
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		2,442,000	2,548,838
Metalsa SA de CV 4.9% 4/24/23 (b)		4,850,000	4,862,125
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,100,000	2,467,931
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		3,210,000	3,298,275
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	563,178
			15,989,967
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18		9,215,000	9,321,938
General Motors Financial Co., Inc.:
3.15% 1/15/20		27,252,000	27,585,515
3.2% 7/13/20		20,200,000	20,493,799
3.25% 5/15/18		4,810,000	4,839,763
3.5% 7/10/19		10,761,000	10,942,048
4% 1/15/25		18,085,000	18,425,252
4.2% 3/1/21		26,269,000	27,382,128
4.25% 5/15/23		5,420,000	5,657,104
4.375% 9/25/21		47,963,000	50,513,419
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	2,600,000	3,180,941
2.7%(Reg. S) (c)(d)	EUR	1,800,000	2,207,795
			180,549,702
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		1,740,000	1,779,150
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,212,535
4.25% 6/15/23		8,466,000	9,029,178
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	4,883,224
			15,124,937
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		5,035,000	5,042,553
5% 10/15/25 (b)		8,415,000	8,620,116
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	7,486,906
5.125% 1/15/24		2,520,000	2,658,600
Carlson Travel, Inc. 9.5% 12/15/24 (b)		3,895,000	3,544,450
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,119,250
FelCor Lodging LP 5.625% 3/1/23		135,000	139,050
Golden Nugget, Inc. 6.75% 10/15/24 (b)		4,660,000	4,759,025
Hilton Escrow Issuer LLC 4.25% 9/1/24		7,280,000	7,389,200
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)		1,380,000	1,504,200
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		2,580,000	2,667,075
4.875% 4/1/27		1,530,000	1,612,773
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		1,580,000	1,616,972
5% 6/1/24 (b)		4,515,000	4,729,463
5.25% 6/1/26 (b)		1,790,000	1,892,925
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,681,645
3.7% 1/30/26		9,591,000	9,968,968
MCE Finance Ltd. 4.875% 6/6/25 (b)		9,515,000	9,584,311
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		13,345,000	13,445,088
4.5% 1/15/28 (b)		3,775,000	3,751,406
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	554,850
Scientific Games Corp.:
5% 10/15/25 (b)		585,000	591,581
6.625% 5/15/21		6,270,000	6,458,100
7% 1/1/22 (b)		1,700,000	1,793,500
Silversea Cruises 7.25% 2/1/25 (b)		1,395,000	1,503,113
Station Casinos LLC 5% 10/1/25 (b)		4,290,000	4,288,413
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,654,006
7.25% 11/30/21 (b)		4,925,000	5,220,500
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,004,701	1,176,722
Viking Cruises Ltd. 5.875% 9/15/27 (b)		1,945,000	1,966,881
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,821,620
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		1,475,000	1,497,125
5.5% 10/1/27 (b)		4,440,000	4,495,500
Yum! Brands, Inc. 5.35% 11/1/43		3,280,000	3,157,000
			135,392,887
Household Durables - 0.2%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27 (b)		3,770,000	3,779,425
CalAtlantic Group, Inc.:
5% 6/15/27		3,810,000	3,943,350
5.25% 6/1/26		4,285,000	4,499,250
5.875% 11/15/24		1,775,000	1,972,469
Lennar Corp.:
4.125% 1/15/22		2,950,000	3,016,375
4.75% 11/29/27 (b)		2,660,000	2,719,850
M.D.C. Holdings, Inc. 6% 1/15/43		1,300,000	1,283,750
M/I Homes, Inc.:
5.625% 8/1/25		1,060,000	1,075,900
6.75% 1/15/21		4,265,000	4,424,938
PulteGroup, Inc. 5% 1/15/27		2,625,000	2,762,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.8592% 7/15/21 (b)(d)(e)		3,930,000	3,998,775
5.125% 7/15/23 (b)		5,170,000	5,363,875
5.75% 10/15/20		2,935,000	2,984,528
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,585,627
Toll Brothers Finance Corp. 4.875% 3/15/27		683,000	706,905
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,800,000	2,859,220
William Lyon Homes, Inc.:
5.75% 4/15/19		4,175,000	4,206,313
7% 8/15/22		4,250,000	4,388,125
			55,570,963
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26		5,750,000	5,642,188
4.875% 4/15/28 (b)		4,690,000	4,637,238
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		5,975,000	6,154,250
6.375% 5/15/25		8,115,000	8,612,044
			25,045,720
Media - 1.7%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,838,769
7.75% 12/1/45		3,932,000	5,794,290
Altice SA:
7.25% 5/15/22 (Reg. S)	EUR	700,000	806,100
7.75% 5/15/22 (b)		28,085,000	26,750,963
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,604,800
5.5% 5/15/26 (b)		5,035,000	5,097,938
AMC Entertainment Holdings, Inc. 5.875% 11/15/26		1,560,000	1,526,850
AMC Networks, Inc.:
4.75% 12/15/22		1,675,000	1,714,111
4.75% 8/1/25		3,780,000	3,751,650
Cablevision SA 6.5% 6/15/21 (b)		430,000	456,376
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,146,925
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24		1,265,000	1,328,250
5.875% 3/15/25		565,000	596,075
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		6,395,000	6,391,003
5% 2/1/28 (b)		11,610,000	11,377,800
5.125% 2/15/23		1,130,000	1,158,250
5.125% 5/1/23 (b)		7,520,000	7,783,200
5.125% 5/1/27 (b)		9,395,000	9,306,922
5.5% 5/1/26 (b)		9,005,000	9,216,077
5.75% 2/15/26 (b)		3,370,000	3,496,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	21,283,631
4.908% 7/23/25		20,419,000	21,568,184
5.375% 5/1/47		51,316,000	51,870,213
6.484% 10/23/45		8,199,000	9,426,788
Comcast Corp. 6.45% 3/15/37		2,196,000	2,917,119
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,841,875
CSC Holdings, Inc. 5.5% 4/15/27 (b)		4,045,000	4,100,619
E.W. Scripps Co. 5.125% 5/15/25 (b)		1,685,000	1,680,788
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,865,500
4.875% 4/11/22 (b)		565,000	590,425
5.125% 3/31/27 (b)		580,000	590,875
Gray Television, Inc. 5.875% 7/15/26 (b)		1,700,000	1,725,500
Grupo Televisa SA de CV 6.625% 3/18/25		440,000	522,833
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	4,500,000	5,343,752
MDC Partners, Inc. 6.5% 5/1/24 (b)		7,880,000	7,919,400
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)		9,210,000	9,210,000
Myriad International Holding BV 5.5% 7/21/25 (b)		1,040,000	1,129,544
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,414,316
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		4,958,504	4,859,334
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		6,090,000	6,136,893
5% 8/1/27 (b)		5,730,000	5,794,463
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	3,385,716
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,836,240
4.5% 9/15/42		30,539,000	28,247,374
5.5% 9/1/41		12,973,000	13,520,157
5.875% 11/15/40		16,544,000	17,796,850
6.55% 5/1/37		38,302,000	43,852,323
6.75% 7/1/18		13,763,000	14,122,149
7.3% 7/1/38		38,728,000	47,700,413
8.25% 4/1/19		24,391,000	26,228,826
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,428,010
6.2% 3/15/40		11,792,000	13,987,833
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		3,089,000	3,266,618
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	3,018,550
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,606,250
5.5% 8/15/26 (b)		4,335,000	4,526,607
VTR Finance BV 6.875% 1/15/24 (b)		2,630,000	2,781,225
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	3,100,000
6% 1/15/27 (b)		5,605,000	5,518,123
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,581,087
			552,439,127
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20		3,445,000	3,186,625
5.875% 7/1/23 (b)		980,000	922,425
7.4% 4/1/37		12,160,000	7,660,800
			11,769,850
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (b)		3,915,000	3,878,297
PetSmart, Inc. 5.875% 6/1/25 (b)		1,000,000	860,000
			4,738,297

TOTAL CONSUMER DISCRETIONARY			998,400,600

CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	38,901,480
3.3% 2/1/23		41,589,000	42,641,129
4.7% 2/1/36		42,171,000	46,691,187
4.9% 2/1/46		45,032,000	50,747,894
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	3,600,000	4,767,338
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22		10,217,000	10,661,801
Central American Bottling Corp. 5.75% 1/31/27 (b)		450,000	473,400
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,428,266
4.25% 5/1/23		5,205,000	5,522,633
6% 5/1/22		21,795,000	24,547,625
Cott Holdings, Inc. 5.5% 4/1/25 (b)		2,025,000	2,086,763
			229,469,516
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		4,430,000	3,941,371
6.625% 6/15/24		2,215,000	2,093,175
Albertsons, Inc.:
6.625% 6/1/28		705,000	546,375
7.45% 8/1/29		645,000	537,769
7.75% 6/15/26		765,000	665,550
8% 5/1/31		4,040,000	3,449,796
8.7% 5/1/30		560,000	497,000
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,335,000	3,084,875
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,289,689
3.5% 7/20/22		8,944,000	9,109,497
4% 12/5/23		8,525,000	8,877,987
ESAL GmbH 6.25% 2/5/23 (b)		645,000	620,813
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		845,000	840,775
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		1,500,000	1,554,705
7.75% 1/31/23 (Reg. S)		2,144,000	2,235,120
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,667,595
6.125% 2/24/22	GBP	550,000	856,608
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	2,938,350
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		8,473,000	8,532,504
3.3% 11/18/21		10,050,000	10,228,373
			77,567,927
Food Products - 0.1%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,938,634
3.45% 6/1/23		3,115,000	3,068,742
4.5% 12/1/26 (b)		1,380,000	1,441,480
5.15% 3/15/34		280,000	282,100
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		800,000	860,800
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,217,394
4.875% 11/1/26 (b)		1,555,000	1,636,638
Post Holdings, Inc.:
5% 8/15/26 (b)		3,240,000	3,211,650
5.625% 1/15/28 (b)		3,245,000	3,269,338
5.75% 3/1/27 (b)		2,690,000	2,744,607
			20,671,383
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,621,784
4% 1/31/24		6,408,000	6,823,000
Bat Capital Corp. 2.125% 8/15/25	GBP	3,050,000	4,054,809
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,978,795
2.05% 7/20/18 (b)		8,743,000	8,742,074
2.95% 7/21/20 (b)		20,000,000	20,191,031
3.75% 7/21/22 (b)		20,300,000	20,990,220
4.25% 7/21/25 (b)		18,467,000	19,305,301
8.125% 3/15/24	GBP	1,850,000	3,335,787
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,372,818
3.25% 6/12/20		3,274,000	3,333,301
4% 6/12/22		11,386,000	11,879,332
4.45% 6/12/25		14,753,000	15,747,065
5.7% 8/15/35		4,237,000	4,984,564
5.85% 8/15/45		35,690,000	43,463,121
6.15% 9/15/43		4,511,000	5,693,781
7.25% 6/15/37		5,056,000	6,975,053
Vector Group Ltd. 6.125% 2/1/25 (b)		7,705,000	8,032,463
			220,524,299

TOTAL CONSUMER STAPLES			548,233,125

ENERGY - 6.4%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		1,345,000	1,434,550
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,560,000	3,506,600
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		2,910,000	3,033,675
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,171,474
6.5% 4/1/20		738,000	799,874
Ensco PLC:
4.5% 10/1/24		5,165,000	4,190,106
5.2% 3/15/25		16,510,000	13,538,200
5.75% 10/1/44		7,801,000	5,148,660
8% 1/31/24		3,943,000	3,864,140
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		1,920,000	2,044,800
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,193,950
6% 10/1/22		995,000	992,513
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,761,100
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.82% 6/15/20 (b)(d)(e)		1,625,000	1,657,500
6.25% 5/1/22		1,780,000	1,722,150
Halliburton Co.:
3.8% 11/15/25		9,790,000	10,085,058
4.85% 11/15/35		8,550,000	9,336,247
Jonah Energy LLC 7.25% 10/15/25 (b)		2,755,000	2,782,550
Nabors Industries, Inc. 5.5% 1/15/23		9,992,000	9,667,260
Noble Holding International Ltd.:
4.625% 3/1/21		3,493,000	3,204,828
5.25% 3/15/42		1,890,000	1,124,550
5.75% 3/16/18		1,187,000	1,186,288
7.7% 4/1/25 (d)		10,335,000	8,707,238
7.75% 1/15/24		5,390,000	4,662,350
8.7% 4/1/45 (d)		7,307,000	5,735,995
Precision Drilling Corp.:
5.25% 11/15/24		1,290,000	1,209,375
6.5% 12/15/21		838,000	852,665
7.125% 1/15/26 (b)		1,620,000	1,632,166
7.75% 12/15/23		4,985,000	5,147,013
SESI LLC 7.75% 9/15/24 (b)		1,220,000	1,256,600
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,555,000	2,888,090
Summit Midstream Holdings LLC 5.75% 4/15/25		3,385,000	3,393,463
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		870,000	894,360
			142,825,388
Oil, Gas & Consumable Fuels - 6.0%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		365,000	372,300
Afren PLC:
6.625% 12/9/20 (b)(f)(g)		770,910	278
10.25% 4/8/19 (Reg. S) (f)(g)		2,024,860	364
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,787,694
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,124,943
5.55% 3/15/26		13,807,000	15,347,999
6.45% 9/15/36		4,370,000	5,262,339
6.6% 3/15/46		22,460,000	28,146,817
Antero Resources Corp.:
5% 3/1/25		7,605,000	7,738,088
5.125% 12/1/22		8,335,000	8,543,375
5.625% 6/1/23 (Reg. S)		4,310,000	4,493,175
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,766,875
California Resources Corp. 8% 12/15/22 (b)		5,050,000	3,737,000
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,046,413
3.9% 2/1/25		24,997,000	25,575,730
5.85% 2/1/35		10,897,000	12,657,826
Cenovus Energy, Inc. 4.25% 4/15/27 (b)		31,079,000	30,740,814
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		3,595,000	3,707,344
5.875% 3/31/25		5,295,000	5,738,456
7% 6/30/24		4,155,000	4,715,925
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,473,550
5.75% 3/15/23		5,580,000	5,133,600
6.125% 2/15/21		3,783,000	3,811,373
8% 12/15/22 (b)		5,875,000	6,271,563
8% 1/15/25 (b)		2,890,000	2,875,550
8% 6/15/27 (b)		3,295,000	3,155,951
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,154,284
3.3% 6/1/20		15,490,000	15,740,624
4.5% 6/1/25		4,707,000	5,003,030
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (b)(d)(e)		12,775,000	12,721,247
6.875% 6/15/25 (b)		4,700,000	4,993,750
Continental Resources, Inc.:
3.8% 6/1/24		4,150,000	4,087,750
4.5% 4/15/23		8,290,000	8,455,800
4.9% 6/1/44		1,255,000	1,192,250
Covey Park Energy LLC 7.5% 5/15/25 (b)		3,920,000	4,096,400
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,710,000	8,949,525
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,644,658
5.85% 5/21/43 (b)(d)		6,758,000	6,284,940
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,518,170
Denbury Resources, Inc. 9% 5/15/21 (b)		4,000,000	3,850,000
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		550,000	598,125
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,702,870
El Paso Corp. 6.5% 9/15/20		16,140,000	17,711,662
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,438,888
Enable Midstream Partners LP:
2.4% 5/15/19 (d)		4,028,000	4,005,509
3.9% 5/15/24 (d)		4,249,000	4,263,486
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,911,833
4.375% 10/15/20		11,319,000	11,807,586
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	8,052,379
5.5% 12/1/46		8,922,000	10,280,972
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		860,000	870,750
5.75% 1/30/28 (b)		865,000	874,731
7% 8/15/21 (b)		8,190,000	8,476,650
Energy Transfer Equity LP 4.25% 3/15/23		3,880,000	3,909,100
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,981,491
3.75% 2/15/25		9,982,000	10,259,102
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		6,325,000	6,325,000
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		2,770,000	2,950,050
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,875,000	2,007,422
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,268,300
7% 6/15/23		9,970,000	10,219,250
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		2,575,000	2,642,594
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,855,000	3,864,638
5.75% 10/1/25 (b)		2,135,000	2,199,691
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,030,000	2,110,090
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (b)		700,000	717,444
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,584,656
5.5% 3/1/44		42,953,000	45,176,983
6.55% 9/15/40		1,889,000	2,193,451
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	11,296,590
5.05% 2/15/46		4,854,000	4,893,584
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,775,000	1,814,938
7.875% 8/1/21 (b)		1,500,000	1,533,750
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,943,188
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,291,000
Newfield Exploration Co. 5.375% 1/1/26		1,260,000	1,341,900
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		925,000	897,250
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		505,000	517,625
4.875% 8/15/27 (b)		505,000	524,276
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (b)		5,475,000	5,488,600
8% 7/25/22 (b)		4,340,000	4,521,846
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (d)		1,204,000	1,369,550
10% 11/2/21 pay-in-kind (b)(d)		1,040,000	1,183,000
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,078,981
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		715,000	718,575
5.375% 1/15/25 (b)		1,170,000	1,184,625
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		655,000	687,750
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23		4,365,000	4,517,775
6.875% 5/15/23 (b)		3,080,000	3,187,800
PDC Energy, Inc. 5.75% 5/15/26 (b)		3,995,000	4,134,825
Pemex Project Funding Master Trust 6.625% 6/15/35		4,605,000	4,966,032
Petro-Canada 6.05% 5/15/18		3,850,000	3,917,490
Petrobras Energia SA 7.375% 7/21/23 (b)		1,555,000	1,696,007
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	19,854,848
4.75% 1/14/25	EUR	450,000	591,156
5.625% 5/20/43		18,504,000	16,584,210
5.999% 1/27/28 (b)		59,620,000	59,977,720
6.125% 1/17/22		12,075,000	12,859,875
6.25% 3/17/24		21,380,000	22,734,423
7.25% 3/17/44		45,050,000	47,020,938
7.375% 1/17/27		41,110,000	45,303,220
8.75% 5/23/26		55,990,000	66,838,063
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	46,545,200
5.875% 3/7/22	EUR	200,000	276,135
6.875% 1/20/40		1,220,000	1,239,825
Petroleos de Venezuela SA:
5.375% 4/12/27		975,000	233,025
5.5% 4/12/37		1,520,000	349,600
6% 5/16/24 (b)		2,930,000	673,900
6% 11/15/26 (b)		2,810,000	618,200
8.5% 10/27/20 (b)		693,750	541,125
9.75% 5/17/35 (b)		4,785,000	1,291,950
12.75% 2/17/22 (b)		270,000	76,950
Petroleos Mexicanos:
2.5% 8/21/21 (Reg. S)	EUR	6,200,000	7,719,969
3.5% 7/23/20		13,960,000	14,184,198
3.5% 1/30/23		11,169,000	10,956,789
4.5% 1/23/26		46,043,000	46,033,791
4.625% 9/21/23		80,440,000	83,054,300
4.875% 1/24/22		12,482,000	13,049,806
4.875% 1/18/24		13,597,000	14,140,880
5.5% 1/21/21		12,189,000	13,011,758
5.5% 6/27/44		10,807,000	10,109,949
5.625% 1/23/46		35,710,000	33,388,850
6% 3/5/20		6,145,000	6,553,643
6.375% 2/4/21		785,000	857,613
6.375% 1/23/45		29,907,000	30,505,140
6.5% 3/13/27 (b)		33,960,000	37,449,390
6.5% 3/13/27 (b)		57,927,000	63,878,999
6.5% 6/2/41		27,982,000	29,163,120
6.625% (b)(c)		2,510,000	2,543,132
6.75% 9/21/47 (b)		24,580,000	25,990,892
6.75% 9/21/47		25,666,000	27,139,228
6.875% 8/4/26		41,650,000	47,522,650
8% 5/3/19		8,600,000	9,262,200
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,402,564
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,317,187
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,248,672
PT Pertamina Persero 6.5% 5/27/41 (b)		510,000	612,180
Range Resources Corp.:
4.875% 5/15/25		2,960,000	2,886,000
5% 8/15/22		1,725,000	1,718,531
5% 3/15/23		9,650,000	9,553,500
Sabine Pass Liquefaction LLC 5.75% 5/15/24		1,440,000	1,597,384
SemGroup Corp. 7.25% 3/15/26 (b)		1,885,000	1,927,413
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		6,750,000	6,605,726
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	2,675,000	3,231,458
Southwestern Energy Co.:
4.1% 3/15/22		1,540,000	1,513,050
6.7% 1/23/25 (d)		34,312,000	35,684,480
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		43,401,000	43,212,011
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20		1,445,000	1,485,460
6.375% 4/1/23		6,650,000	7,024,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (b)		5,175,000	5,136,188
5.125% 2/1/25		1,210,000	1,237,225
5.25% 5/1/23		685,000	702,125
6.75% 3/15/24		4,420,000	4,751,500
The Williams Companies, Inc.:
3.7% 1/15/23		3,730,000	3,730,000
4.55% 6/24/24		41,276,000	42,772,255
5.75% 6/24/44		19,187,000	20,218,301
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		3,316,317	3,566,533
Tullow Oil PLC 6% 11/1/20 (b)		810,000	816,075
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	5,060,567
5.375% 6/1/21		44,065,000	46,873,192
Whiting Petroleum Corp.:
5% 3/15/19		2,595,000	2,614,463
5.75% 3/15/21		1,350,000	1,356,750
6.25% 4/1/23		1,780,000	1,780,000
Williams Partners LP:
3.6% 3/15/22		10,817,000	11,069,771
3.9% 1/15/25		26,667,000	27,161,101
4% 11/15/21		6,716,000	6,961,937
4% 9/15/25		3,000,000	3,056,774
4.125% 11/15/20		2,399,000	2,490,673
4.3% 3/4/24		40,932,000	42,896,269
4.5% 11/15/23		7,325,000	7,756,847
WPX Energy, Inc.:
5.25% 9/15/24		4,250,000	4,175,625
6% 1/15/22		2,480,000	2,554,400
7.5% 8/1/20		4,492,000	4,873,820
YPF SA:
8.5% 3/23/21 (b)		4,985,000	5,643,020
8.5% 3/23/21 (Reg. S)		1,500,000	1,698,000
8.75% 4/4/24 (b)		5,445,000	6,260,117
8.875% 12/19/18 (Reg. S)		2,150,000	2,276,205
Zhaikmunai International BV 7.125% 11/13/19 (b)		650,000	657,574
			1,905,323,076

TOTAL ENERGY			2,048,148,464

FINANCIALS - 10.5%
Banks - 4.7%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		5,400,000	5,575,678
Access Bank PLC 10.5% 10/19/21 (b)		795,000	894,773
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,123,250
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		695,000	722,348
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (d)	EUR	3,450,000	4,460,331
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	747,960
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,675,000	1,765,475
Banco Do Brasil SA 4.625% 1/15/25 (b)		2,490,000	2,452,650
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	1,300,000	433,251
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,205,000	5,927,975
Banco Macro SA 6.75% 11/4/26 (b)(d)		1,970,000	2,036,488
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		500,000	508,000
6.369% 6/16/18 (b)		1,125,000	1,145,689
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (d)	EUR	4,350,000	5,396,185
2% 1/11/18		50,000,000	50,013,464
2.25% 4/21/20		66,694,000	66,522,174
2.6% 1/15/19		8,068,000	8,112,261
3.3% 1/11/23		901,000	919,791
3.5% 4/19/26		20,559,000	20,891,278
3.705% 4/24/28 (d)		32,549,000	33,336,750
3.875% 8/1/25		22,129,000	23,195,675
3.95% 4/21/25		17,156,000	17,637,088
4.1% 7/24/23		11,481,000	12,167,393
4.2% 8/26/24		40,532,000	42,564,087
4.25% 10/22/26		14,724,000	15,447,673
5.65% 5/1/18		8,780,000	8,915,659
5.75% 12/1/17		21,955,000	21,955,000
5.875% 1/5/21		6,530,000	7,177,849
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	897,078
Barclays Bank PLC 6.75% 1/16/23 (d)	GBP	1,250,000	1,701,793
Barclays PLC:
2.75% 11/8/19		12,249,000	12,308,444
3.25% 1/12/21		21,116,000	21,382,209
4.375% 1/12/26		25,086,000	26,065,558
BBVA Bancomer SA:
7.25% 4/22/20 (b)		975,000	1,060,313
7.25% 4/22/20 (Reg. S)		3,300,000	3,588,750
BTA Bank JSC 5.5% 12/21/22 (b)		1,115,000	1,112,436
CaixaBank SA:
2.75% 7/14/28 (Reg. S) (d)	EUR	1,400,000	1,702,267
5% 11/14/23 (Reg. S) (d)	EUR	2,700,000	3,349,774
CBOM Finance PLC 7.5% 10/5/27 (b)(d)		3,950,000	3,643,875
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,290,828
2.4% 2/18/20		60,588,000	60,550,029
2.65% 10/26/20		20,000,000	20,072,287
2.75% 4/25/22		25,000,000	24,939,656
4.05% 7/30/22		5,303,000	5,526,762
4.4% 6/10/25		40,790,000	42,841,159
4.45% 9/29/27		10,000,000	10,505,177
5.125% 12/12/18	GBP	1,875,000	2,635,882
5.5% 9/13/25		20,027,000	22,531,332
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,543,150
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,551,042
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,556,363
3.75% 3/26/25		19,450,000	19,863,673
3.8% 9/15/22		30,700,000	31,700,905
3.8% 6/9/23		36,648,000	37,869,971
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	1,300,000	1,783,258
Discover Bank:
4.2% 8/8/23		17,852,000	18,805,190
7% 4/15/20		2,030,000	2,223,544
Fidelity Bank PLC 10.5% 10/16/22 (b)		800,000	808,160
Fifth Third Bancorp:
4.5% 6/1/18		798,000	807,781
8.25% 3/1/38		4,667,000	7,023,531
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,197,063
HSBC Bank PLC 5% 3/20/23 (d)	GBP	967,000	1,322,159
HSBC Holdings PLC:
2.256% 11/13/26 (Reg. S) (d)	GBP	3,250,000	4,358,590
4.25% 3/14/24		6,192,000	6,439,535
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,125,098
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,203,882
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		28,396,000	30,100,564
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,650,000	1,705,605
5.5% 8/6/22 (b)		1,155,000	1,208,130
6.2% 12/21/21 (Reg. S)		980,000	1,055,460
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,572,633
2.2% 10/22/19		7,268,000	7,270,431
2.25% 1/23/20		40,000,000	39,989,889
2.35% 1/28/19		6,857,000	6,882,122
2.95% 10/1/26		18,480,000	18,048,782
3.25% 9/23/22		18,423,000	18,836,523
3.875% 9/10/24		35,791,000	37,278,018
4.125% 12/15/26		32,416,000	33,768,690
4.25% 10/15/20		6,995,000	7,341,061
4.35% 8/15/21		20,267,000	21,534,253
4.5% 1/24/22		22,046,000	23,560,584
4.625% 5/10/21		6,879,000	7,347,684
4.95% 3/25/20		22,079,000	23,383,055
JSC BGEO Group 6% 7/26/23 (b)		2,110,000	2,189,125
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		2,470,000	2,521,450
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	3,952,000	5,121,336
Rabobank Nederland 4.375% 8/4/25		25,937,000	27,312,958
Regions Bank 6.45% 6/26/37		24,618,000	30,774,790
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,135,017
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		50,452,000	53,884,388
5.125% 5/28/24		64,006,000	67,975,471
6% 12/19/23		36,682,000	40,575,332
6.1% 6/10/23		31,961,000	35,271,964
6.125% 12/15/22		42,557,000	46,916,042
SB Capital SA 5.5% 2/26/24 (b)(d)		1,160,000	1,184,360
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,905,000	2,085,937
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		1,020,000	1,007,882
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		960,000	908,966
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	421,503
5.5% 4/21/22 (b)		1,725,000	1,716,389
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (d)		2,665,000	2,666,322
UniCredit SpA 6.375% 5/2/23 (Reg. S) (d)		1,350,000	1,371,435
Zenith Bank PLC:
6.25% 4/22/19 (b)		4,520,000	4,630,740
7.375% 5/30/22 (b)		3,095,000	3,207,410
			1,495,697,000
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	21,092,249
4.25% 2/15/24		14,661,000	15,385,328
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		2,080,000	1,518,400
Compass Group International BV 0.625% 7/3/24 (Reg. S)	EUR	3,200,000	3,790,769
Credit Suisse AG 6% 2/15/18		18,058,000	18,205,705
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (d)	EUR	5,950,000	8,038,339
Deutsche Bank AG:
4.25% 10/14/21		9,738,000	10,134,187
4.5% 4/1/25		80,571,000	81,731,441
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,779,441
Deutsche Bank AG New York Branch 3.3% 11/16/22		37,857,000	37,776,019
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	2,100,000	2,524,243
2% 7/27/23 (Reg. S)	EUR	5,550,000	7,039,828
2.876% 10/31/22 (d)		100,974,000	100,815,400
3.691% 6/5/28 (d)		200,926,000	202,722,516
3.75% 5/22/25		20,000,000	20,500,256
5.25% 7/27/21		17,105,000	18,599,442
5.95% 1/18/18		4,975,000	5,000,323
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,572,928
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,631,181
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,100,000	1,688,387
Moody's Corp.:
3.25% 1/15/28 (b)		11,520,000	11,353,819
4.875% 2/15/24		10,818,000	11,878,488
Morgan Stanley:
1% 12/2/22	EUR	2,350,000	2,864,931
2.125% 4/25/18		12,586,000	12,597,672
2.375% 3/31/21 (Reg. S)	EUR	3,000,000	3,830,315
2.8% 6/16/20		30,000,000	30,263,208
3.125% 7/27/26		108,849,000	106,817,685
3.7% 10/23/24		37,479,000	38,688,516
4.875% 11/1/22		26,240,000	28,252,985
5% 11/24/25		3,189,000	3,484,228
5.5% 1/26/20		88,000,000	93,579,994
5.625% 9/23/19		12,714,000	13,439,479
5.75% 1/25/21		19,879,000	21,759,599
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,382,509
5.25% 11/15/24 (b)		4,420,000	4,674,150
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,802,658
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,798,651
			1,031,015,269
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22		7,478,000	7,610,114
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,577,991
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,501,625
Discover Financial Services:
3.85% 11/21/22		34,849,000	35,893,869
3.95% 11/6/24		14,738,000	15,097,560
4.1% 2/9/27		24,223,000	24,623,966
5.2% 4/27/22		12,545,000	13,564,618
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,742,000
2.24% 6/15/18		19,162,000	19,190,017
2.597% 11/4/19		52,209,000	52,394,409
2.875% 10/1/18		13,000,000	13,087,069
Hyundai Capital America 2.875% 8/9/18 (b)		5,276,000	5,293,165
SLM Corp.:
5.5% 1/15/19		725,000	742,763
5.5% 1/25/23		2,640,000	2,643,300
Synchrony Financial:
3% 8/15/19		4,907,000	4,953,601
3.75% 8/15/21		7,409,000	7,604,736
4.25% 8/15/24		7,458,000	7,764,380
			241,285,183
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	963,933
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	2,100,000	2,857,012
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	25,005,279
3.85% 2/1/25		14,325,000	14,302,468
3.875% 8/15/22		21,027,000	21,590,323
4.125% 6/15/26		8,647,000	8,700,583
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,820,000	3,066,750
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,725,000	1,673,250
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		5,880,000	5,887,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,617,138
5.875% 2/1/22		24,766,000	25,323,235
6% 8/1/20		2,810,000	2,894,300
6.25% 2/1/22		2,105,000	2,189,200
6.75% 2/1/24		2,000,000	2,100,000
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (b)(d)(e)		11,760,000	11,289,600
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (b)(d)(e)		6,710,000	6,458,375
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		610,000	654,225
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		1,375,000	1,430,000
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)(h)		1,455,000	1,480,463
5% 1/15/28 (b)(h)		1,470,000	1,495,725
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,695,000	1,815,535
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		2,080,000	1,991,600
Sistema International Funding SA 6.95% 5/17/19 (b)		2,285,000	2,225,659
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	7,053,750
Sparc Em Spc 0% 12/5/22 (b)		205,000	187,575
Tempo Acquisition LLC:
6.75% 6/1/25 (b)		3,205,000	3,225,031
6.75% 6/1/25 (b)		1,815,000	1,826,344
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	590,262
Voya Financial, Inc. 3.125% 7/15/24		13,804,000	13,680,202
			184,575,167
Insurance - 1.1%
Acrisure LLC 7% 11/15/25 (b)		2,970,000	2,929,163
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,552,927
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,463,778
3.3% 3/1/21		9,614,000	9,822,897
3.875% 1/15/35		19,041,000	18,616,797
4.875% 6/1/22		18,193,000	19,717,525
Aon Corp. 5% 9/30/20		3,854,000	4,123,512
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (d)		4,650,000	4,902,095
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (d)	EUR	600,000	860,194
AXA SA 3.941%(Reg. S) (c)(d)	EUR	720,000	971,608
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		2,250,000	2,458,303
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (b)(d)(e)		1,859,000	1,845,058
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	16,188,982
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,572,482
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,607,145
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	31,708,664
MetLife, Inc.:
1.903% 12/15/17 (d)		2,987,000	2,986,916
3.048% 12/15/22 (d)		12,433,000	12,622,859
4.75% 2/8/21		4,032,000	4,323,632
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,977,507
Pacific LifeCorp 5.125% 1/30/43 (b)		33,774,000	37,576,151
Pricoa Global Funding I 5.375% 5/15/45 (d)		17,492,000	18,803,900
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,627,311
6.2% 11/15/40		4,318,000	5,861,082
7.375% 6/15/19		3,230,000	3,478,630
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(d)		1,000,000	1,019,068
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	20,378,694
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,215,554
4.125% 11/1/24 (b)		6,048,000	6,365,859
Unum Group:
3.875% 11/5/25		21,587,000	22,054,314
4% 3/15/24		20,000,000	20,767,222
5.625% 9/15/20		8,386,000	9,062,028
5.75% 8/15/42		25,545,000	30,747,831
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		5,555,000	5,624,438
			359,834,126
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
4.75% 3/15/25 (b)		1,925,000	1,920,188
5% 12/15/21		4,120,000	4,289,950
			6,210,138
Thrifts & Mortgage Finance - 0.0%
Leeds Building Society 0.5% 7/3/24 (Reg. S)	EUR	4,800,000	5,708,327
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,000,000	1,103,750
			6,812,077

TOTAL FINANCIALS			3,325,428,960

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	24,849,333
4.5% 5/14/35		23,238,000	24,847,041
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,815,000	3,738,700
			53,435,074
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	3,971,913
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		1,415,000	1,400,850
Teleflex, Inc.:
4.625% 11/15/27		825,000	844,594
4.875% 6/1/26		6,975,000	7,225,333
			13,442,690
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,987,408
Community Health Systems, Inc.:
6.25% 3/31/23		4,705,000	4,399,175
6.875% 2/1/22		14,070,000	8,477,175
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	18,956,025
4.25% 10/15/19		7,590,000	7,789,238
4.5% 2/15/27		5,270,000	5,343,780
4.75% 5/1/23		595,000	621,031
5% 3/15/24		6,375,000	6,693,750
5.25% 6/15/26		11,470,000	12,179,706
5.875% 3/15/22		715,000	774,881
5.875% 2/15/26		3,820,000	4,063,525
6.5% 2/15/20		30,303,000	32,537,846
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,855,084
Kindred Healthcare, Inc.:
8% 1/15/20		1,145,000	1,153,588
8.75% 1/15/23		1,565,000	1,565,000
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,785,742
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(d)		3,790,000	3,943,116
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	516,250
5.5% 2/1/21		1,555,000	1,603,594
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,825,000
4.625% 7/15/24 (b)		5,540,000	5,456,900
7.5% 1/1/22 (b)		775,000	817,625
THC Escrow Corp. III 5.125% 5/1/25 (b)		4,400,000	4,235,000
Wellcare Health Plans, Inc. 5.25% 4/1/25		3,335,000	3,530,931
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,537,918
			149,649,288
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,963,744
4.15% 2/1/24		3,010,000	3,183,095
			5,146,839
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,902,953
3.45% 3/15/22		48,347,000	49,151,710
Catalent Pharma Solutions 4.875% 1/15/26 (b)		2,585,000	2,617,313
Mylan N.V.:
2.25% 11/22/24 (Reg. S)	EUR	1,650,000	2,054,040
2.5% 6/7/19		16,423,000	16,410,471
3.15% 6/15/21		21,235,000	21,352,378
3.95% 6/15/26		11,126,000	11,092,204
Perrigo Finance PLC:
3.5% 12/15/21		1,541,000	1,566,808
3.9% 12/15/24		5,449,000	5,547,900
Teva Pharmaceutical Finance IV BV 2.875% 4/15/19	EUR	1,050,000	1,270,384
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	800,000	910,366
1.25% 3/31/23 (Reg. S)	EUR	1,500,000	1,642,081
2.2% 7/21/21		15,311,000	14,069,435
2.8% 7/21/23		38,972,000	34,405,585
3.15% 10/1/26		12,782,000	10,661,329
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		4,690,000	4,643,100
5.5% 11/1/25 (b)		3,645,000	3,690,927
5.625% 12/1/21 (b)		8,980,000	8,351,400
5.875% 5/15/23 (b)		11,660,000	10,200,168
6.125% 4/15/25 (b)		7,740,000	6,637,050
6.5% 3/15/22 (b)		2,500,000	2,625,000
7% 3/15/24 (b)		4,905,000	5,254,481
VPI Escrow Corp. 6.375% 10/15/20 (b)		1,141,000	1,139,574
Zoetis, Inc.:
3.25% 2/1/23		4,892,000	4,973,364
3.45% 11/13/20		5,179,000	5,314,948
			239,484,969

TOTAL HEALTH CARE			461,158,860

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,501,409
6.375% 6/1/19 (b)		8,071,000	8,542,729
Bombardier, Inc.:
6.125% 1/15/23 (b)		4,680,000	4,606,056
7.5% 12/1/24 (b)		1,980,000	1,996,632
DAE Funding LLC:
4% 8/1/20 (b)		1,425,000	1,431,056
4.5% 8/1/22 (b)		1,470,000	1,462,650
5% 8/1/24 (b)		7,625,000	7,625,000
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,615,800
6% 7/15/22		4,010,000	4,135,313
6.375% 6/15/26		2,060,000	2,090,900
6.5% 5/15/25		8,300,000	8,470,980
			53,478,525
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,945,000	3,180,600
Airlines - 0.1%
Air Canada 7.75% 4/15/21 (b)		1,470,000	1,679,475
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,834,231
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,140,781
American Airlines Group, Inc. 4.625% 3/1/20 (b)		1,650,000	1,680,608
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (b)		184,258	193,931
Azul Investments LLP 5.875% 10/26/24 (b)		900,000	895,500
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		141,103	154,861
6.9% 1/2/18		40,005	40,053
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	910,663
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,723,800
Series 2013-1 Class B, 5.375% 11/15/21		273,209	288,809
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		234,608	236,954
8.36% 1/20/19		209,681	209,943
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		514,957	548,430
United Continental Holdings, Inc.:
4.25% 10/1/22		7,680,000	7,699,200
6% 12/1/20		605,000	651,888
			27,889,127
Building Products - 0.0%
Building Materials Corp. of America 5% 2/15/27 (b)		4,295,000	4,466,800
HD Supply, Inc. 5.75% 4/15/24 (b)		2,440,000	2,598,600
			7,065,400
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		5,657,000	5,734,784
7.625% 9/1/23		3,860,000	4,081,950
7.875% 12/1/22		1,150,000	1,230,500
8.75% 12/1/20		10,732,000	10,956,835
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		3,845,000	4,076,854
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		795,000	811,139
Cenveo Corp. 6% 8/1/19 (b)		325,000	216,125
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,420,000	3,556,800
Multi-Color Corp. 4.875% 11/1/25 (b)		4,685,000	4,720,138
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		2,870,000	2,722,310
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	5,350,000	6,433,694
			44,541,129
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	984,400
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		2,575,000	894,813
7.125% 6/26/42 (b)		1,425,000	491,625
			2,370,838
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,574,238
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	2,740,000	3,461,006
			8,035,244
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	475,875
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,543,750
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		12,785,000	10,835,288
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		1,520,000	1,197,000
11.25% 8/15/22 (b)		3,190,000	3,082,338
			15,114,626
Professional Services - 0.0%
IHS Markit Ltd. 4% 3/1/26 (b)		890,000	896,675
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,890,785
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	725,685
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	627,000
			6,243,470
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,273,782
2.625% 9/4/18		16,438,000	16,492,604
3% 9/15/23		3,204,000	3,184,511
3.375% 6/1/21		10,493,000	10,733,167
3.75% 2/1/22		26,396,000	27,365,198
3.875% 4/1/21		11,610,000	12,072,238
4.25% 9/15/24		12,030,000	12,646,954
4.75% 3/1/20		11,796,000	12,382,902
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		1,490,000	1,501,175
4.375% 8/15/27 (b)		1,575,000	1,605,508
Avantor, Inc.:
6% 10/1/24 (b)		2,925,000	2,926,828
9% 10/1/25 (b)		5,300,000	5,207,250
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	1,750,000	2,073,773
FLY Leasing Ltd.:
5.25% 10/15/24		1,590,000	1,593,975
6.375% 10/15/21		6,000,000	6,262,500
H&E Equipment Services, Inc. 5.625% 9/1/25 (b)		2,605,000	2,728,738
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	203,000	288,244
4.5% 9/7/23 (Reg. S)	GBP	1,950,000	2,744,645
			129,083,992
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,960,000	2,113,037
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,410,000	1,519,444
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,664,076
			9,296,557

TOTAL INDUSTRIALS			310,215,808

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19(b)		4,280,000	4,440,928
8.625% 5/6/19 (Reg. S)		200,000	207,520
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		3,300,000	3,300,195
			7,948,643
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	806,228
4.42% 6/15/21 (b)		2,400,000	2,504,949
Tyco Electronics Group SA 2.375% 12/17/18		2,244,000	2,251,177
			5,562,354
Internet Software & Services - 0.0%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (b)		5,620,000	6,378,700
VeriSign, Inc.:
4.75% 7/15/27		1,955,000	2,016,094
5.25% 4/1/25		2,730,000	2,972,288
			11,367,082
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		440,000	463,100
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,395,075
			1,858,175
Semiconductors & Semiconductor Equipment - 0.2%
Entegris, Inc. 4.625% 2/10/26 (b)		1,765,000	1,798,094
Micron Technology, Inc.:
5.25% 1/15/24 (b)		2,650,000	2,762,625
5.5% 2/1/25		1,675,000	1,771,313
5.625% 1/15/26 (b)		1,285,000	1,355,675
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		10,645,000	10,844,594
4.125% 6/1/21 (b)		9,955,000	10,234,935
4.625% 6/15/22 (b)		4,875,000	5,130,938
4.625% 6/1/23(b)		2,480,000	2,619,897
Qorvo, Inc. 7% 12/1/25		5,885,000	6,679,475
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,289,688
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,715,000	2,905,050
			49,392,284
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27 (b)		1,820,000	1,874,600
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		120,000	124,800
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		2,445,000	2,738,400
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,966,146
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	12,021,800
Symantec Corp. 5% 4/15/25 (b)		4,470,000	4,691,265
			23,417,011
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (d)		3,807,000	3,890,965

TOTAL INFORMATION TECHNOLOGY			103,436,514

MATERIALS - 0.9%
Chemicals - 0.2%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,665,300
5.75% 4/15/21 (b)		830,000	888,100
6.45% 2/3/24		680,000	763,640
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		3,730,000	3,897,850
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,586,838
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		3,820,000	3,867,750
5.25% 6/1/27 (b)		3,505,000	3,540,050
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,175,000	2,207,625
OCP SA 5.625% 4/25/24 (b)		390,000	416,180
Olin Corp. 5.125% 9/15/27		5,750,000	6,037,500
Platform Specialty Products Corp. 5.875% 12/1/25 (b)		2,075,000	2,090,563
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		9,290,000	9,789,338
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,438,336
4.25% 11/15/20		3,653,000	3,826,317
TPC Group, Inc. 8.75% 12/15/20 (b)		9,265,000	9,195,513
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		4,650,000	4,852,880
Tronox Finance PLC 5.75% 10/1/25 (b)		925,000	962,000
Valvoline, Inc. 4.375% 8/15/25 (b)		3,845,000	3,864,225
			74,890,005
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	258,189
6% 4/1/24 (b)		5,665,000	5,998,102
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	314,678
4.75% 1/11/22 (Reg. S)	EUR	1,675,000	2,048,495
5.7% 1/11/25 (b)		1,960,000	2,058,000
7.75% 4/16/26 (b)		4,100,000	4,642,430
Eagle Materials, Inc. 4.5% 8/1/26		4,180,000	4,362,875
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	665,163
			20,347,932
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,215,369
4.625% 5/15/23 (b)		6,305,000	6,470,506
6% 2/15/25 (b)		9,765,000	10,376,289
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		5,350,000	5,376,750
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	4,175,625
Silgan Holdings, Inc. 4.75% 3/15/25 (b)		2,945,000	3,018,625
			32,633,164
Metals & Mining - 0.5%
Anglo American Capital PLC 2.5% 9/18/18	EUR	2,850,000	3,459,209
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		7,018,000	7,614,530
6.75% 10/19/75 (b)(d)		17,432,000	20,439,020
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		1,585,000	1,684,063
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)		4,720,000	4,587,840
Commercial Metals Co. 5.375% 7/15/27		6,490,000	6,636,025
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,130,000	2,220,525
Constellium NV 5.875% 2/15/26 (b)		2,975,000	3,083,141
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		8,277,000	8,255,894
4.5% 8/1/47 (b)		6,545,000	6,832,456
EVRAZ Group SA:
5.375% 3/20/23 (b)		2,495,000	2,598,543
8.25% 1/28/21 (Reg. S)		1,860,000	2,101,800
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		367,000	385,800
10.375% 4/7/19 (b)		90,000	94,610
10.375% 4/7/19 (Reg. S)		275,000	289,087
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		2,220,000	2,303,250
7.25% 4/1/23 (b)		8,820,000	9,327,150
7.5% 4/1/25 (b)		3,325,000	3,536,969
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		4,230,000	4,298,695
5.125% 5/15/24 (b)		3,895,000	3,992,375
Freeport-McMoRan, Inc.:
3.55% 3/1/22		10,100,000	9,961,125
3.875% 3/15/23		3,080,000	3,044,888
4.55% 11/14/24		9,320,000	9,296,700
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		580,000	599,761
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	923,313
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		620,000	634,944
Metinvest BV 9.3725% 12/31/21 pay-in-kind (d)		4,740,018	5,002,141
Polyus Finance PLC 5.25% 2/7/23 (b)		590,000	621,813
Southern Copper Corp. 7.5% 7/27/35		1,210,000	1,636,412
Steel Dynamics, Inc.:
4.125% 9/15/25 (b)		4,225,000	4,235,563
5.125% 10/1/21		2,205,000	2,262,881
5.25% 4/15/23		3,040,000	3,132,112
Stillwater Mining Co.:
6.125% 6/27/22 (b)		2,875,000	2,941,125
7.125% 6/27/25 (b)		1,700,000	1,765,450
Vale Overseas Ltd.:
4.375% 1/11/22		13,150,000	13,655,618
5.875% 6/10/21		575,000	630,344
6.875% 11/21/36		740,000	903,177
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,300,000	2,409,250
8.25% 6/7/21 (b)		1,275,000	1,421,625
VM Holding SA 5.375% 5/4/27 (b)		1,295,000	1,366,225
			160,185,449
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(f)(g)		1,365,000	0

TOTAL MATERIALS			288,056,550

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,898,885
4.6% 4/1/22		4,896,000	5,202,744
alstria office REIT-AG:
1.5% 11/15/27 (Reg. S)	EUR	7,400,000	8,616,015
2.125% 4/12/23 (Reg. S)	EUR	2,400,000	3,077,361
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,589,719
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,167,180
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	6,097,090
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,642,301
4.25% 1/15/24		9,191,000	9,658,372
CBL & Associates LP 4.6% 10/15/24		272,000	244,521
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,258,025
Corporate Office Properties LP 5% 7/1/25		12,377,000	13,222,960
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		4,820,000	4,928,450
DDR Corp.:
3.625% 2/1/25		9,949,000	9,649,543
3.9% 8/15/24		3,606,000	3,591,001
4.25% 2/1/26		22,796,000	22,827,744
4.625% 7/15/22		20,268,000	21,261,339
4.7% 6/1/27		840,000	864,519
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,447,630
3.75% 12/1/24		5,408,000	5,565,044
3.875% 10/15/22		17,388,000	18,109,268
Equinix, Inc. 5.375% 5/15/27		1,680,000	1,817,592
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,564,810
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,805,706
4.75% 7/15/20		7,700,000	8,134,579
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,698,489
Health Care REIT, Inc. 2.25% 3/15/18		5,151,000	5,158,289
iStar Financial, Inc. 6% 4/1/22		775,000	803,094
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,646,022
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,235,000	2,329,988
5.25% 8/1/26		4,930,000	5,194,988
6.375% 3/1/24		2,250,000	2,430,000
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	42,790,122
4.5% 1/15/25		10,686,000	10,640,849
4.5% 4/1/27		50,980,000	49,866,654
4.75% 1/15/28		29,482,000	29,135,944
4.95% 4/1/24		17,495,000	18,268,761
5.25% 1/15/26		29,233,000	30,478,324
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,329,263
5% 12/15/23		2,030,000	2,123,485
SBA Communications Corp. 4.875% 9/1/24		2,205,000	2,282,175
Senior Housing Properties Trust 6.75% 4/15/20		250,000	266,746
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,840,159
4.875% 6/1/26		1,770,000	1,888,493
VICI Properties 1 LLC/VICI FC, Inc. 3 month U.S. LIBOR + 3.500% 4.8467% 10/15/22 (d)(e)		5,255,000	5,274,706
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,762,439
WP Carey, Inc. 4% 2/1/25		34,017,000	34,146,701
			455,598,089
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23		29,103,000	29,755,931
3.95% 11/15/27		18,049,000	17,857,185
4.1% 10/1/24		15,881,000	16,180,174
4.55% 10/1/29		17,155,000	17,512,050
4.95% 4/15/18		12,690,000	12,797,084
CBRE Group, Inc. 5% 3/15/23		465,000	477,861
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,158,966
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,117,161
3.625% 10/1/22		9,206,000	9,515,200
3.95% 7/1/22		11,840,000	12,387,706
4.75% 10/1/25		30,612,000	33,345,223
5.25% 3/15/21		5,708,000	6,148,167
Essex Portfolio LP 3.875% 5/1/24		8,802,000	9,107,131
Greystar Real Estate Partners 5.75% 12/1/25 (b)		720,000	741,600
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	159,664
Howard Hughes Corp. 5.375% 3/15/25 (b)		4,440,000	4,562,100
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	913,500
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,756
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	868,406
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,267,820
4.125% 6/15/22		14,880,000	15,687,802
4.4% 2/15/24		13,017,000	13,878,937
4.75% 10/1/20		11,282,000	11,890,635
Mack-Cali Realty LP:
3.15% 5/15/23		14,735,000	13,684,642
4.5% 4/18/22		17,365,000	17,432,870
Mattamy Group Corp.:
6.5% 10/1/25 (b)		1,765,000	1,848,838
6.875% 12/15/23 (b)		850,000	892,543
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,608,060
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	239,113
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	4,285,000	5,129,741
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,399,359
3.75% 12/1/24		21,455,000	21,481,674
3.875% 12/1/23		4,812,000	4,858,375
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	800,000	955,464
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,443,435
3.5% 2/1/25		5,961,000	6,001,781
3.75% 5/1/24		25,000,000	25,665,359
4.125% 1/15/26		5,557,000	5,775,011
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,054,025
4% 4/30/19		3,747,000	3,824,338
4.25% 3/1/22		300,000	314,936
			380,945,623

TOTAL REAL ESTATE			836,543,712

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,453,125
6.625% 2/15/23 (b)		2,780,000	2,849,500
7.5% 5/15/26 (b)		3,905,000	4,080,725
Altice Finco SA 7.625% 2/15/25 (b)		2,685,000	2,691,713
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,279,092
3% 6/30/22		12,546,000	12,526,828
3.4% 5/15/25		39,520,000	38,704,649
3.6% 2/17/23		44,557,000	45,572,635
5.875% 10/1/19		5,944,000	6,330,973
6.3% 1/15/38		16,665,000	19,472,476
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,225,000	1,243,375
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	51,488
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		820,000	861,000
Frontier Communications Corp. 10.5% 9/15/22		3,770,000	2,987,725
GTH Finance BV:
6.25% 4/26/20 (b)		765,000	809,948
7.25% 4/26/23 (b)		4,335,000	4,920,901
Sable International Finance Ltd. 6.875% 8/1/22 (b)		4,575,000	4,895,250
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,586,992
6.25% 5/15/24 (b)		3,140,000	3,085,050
7.375% 5/1/26 (b)		2,380,000	2,397,564
Sprint Capital Corp. 6.875% 11/15/28		10,740,000	11,021,925
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	560,000	751,967
TDC A/S 3.5% 2/26/3015 (Reg. S) (d)	EUR	1,550,000	1,927,160
Telecom Italia Capital SA:
6% 9/30/34		2,425,000	2,706,906
6.375% 11/15/33		3,785,000	4,371,675
Telecom Italia SpA 5.303% 5/30/24 (b)		1,065,000	1,135,876
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,689,765
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)(h)		4,400,000	4,389,000
Verizon Communications, Inc.:
2.625% 2/21/20		12,550,000	12,635,742
5.012% 4/15/49		2,831,000	2,931,958
5.012% 8/21/54		55,038,000	55,504,244
5.5% 3/16/47		18,149,000	20,287,561
			295,154,788
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,360,879
Comcel Trust 6.875% 2/6/24 (b)		725,000	753,021
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	543,200
Inmarsat Finance PLC 4.875% 5/15/22 (b)		2,105,000	2,139,206
Millicom International Cellular SA 6% 3/15/25 (b)		1,375,000	1,430,000
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		1,095,000	1,173,008
Sprint Communications, Inc.:
6% 11/15/22		7,235,000	7,307,350
9% 11/15/18 (b)		2,225,000	2,350,156
Sprint Corp.:
7.25% 9/15/21		7,925,000	8,440,125
7.625% 2/15/25		4,740,000	5,033,880
7.875% 9/15/23		12,075,000	13,010,813
T-Mobile U.S.A., Inc.:
4% 4/15/22		5,110,000	5,250,525
6% 3/1/23		4,060,000	4,259,651
6.375% 3/1/25		4,860,000	5,216,967
6.5% 1/15/24		6,085,000	6,457,706
6.625% 4/1/23		12,185,000	12,748,556
Vodafone Group PLC 7.875% 2/15/30		1,850,000	2,512,018
			87,987,061

TOTAL TELECOMMUNICATION SERVICES			383,141,849

UTILITIES - 2.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,213,003
2.95% 12/15/22		4,935,000	4,974,214
DPL, Inc. 6.75% 10/1/19		2,490,000	2,608,275
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,536,970
6.4% 9/15/20 (b)		25,897,000	28,439,392
Eversource Energy:
1.45% 5/1/18		3,325,000	3,320,138
2.8% 5/1/23		15,104,000	15,076,388
Exelon Corp. 2.85% 6/15/20		4,888,000	4,934,033
FirstEnergy Corp.:
4.25% 3/15/23		31,243,000	32,759,173
7.375% 11/15/31		64,123,000	85,462,279
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	9,693,120
InterGen NV 7% 6/30/23 (b)		3,595,000	3,478,163
IPALCO Enterprises, Inc.:
3.45% 7/15/20		27,495,000	27,873,056
3.7% 9/1/24 (b)		10,462,000	10,416,275
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	769,956
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,500,415
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,220,683
Nevada Power Co. 6.5% 5/15/18		790,000	806,554
NRG Yield Operating LLC 5% 9/15/26		3,945,000	4,014,038
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,546,353	9,358,256
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,862,037
Pampa Holding SA 7.5% 1/24/27 (b)		1,975,000	2,147,813
PG&E Corp. 2.4% 3/1/19		1,683,000	1,685,062
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,343,891
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,624,565
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	3,979,983
Western Power Distribution 3.875% 10/17/24 (Reg. S)	GBP	1,200,000	1,801,496
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	3,300,000	5,189,046
			326,088,274
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,827,994
Independent Power and Renewable Electricity Producers - 0.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	74,915,730
Dynegy, Inc.:
7.625% 11/1/24		5,590,000	6,086,113
8.125% 1/30/26 (b)		3,095,000	3,443,188
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,119,872
2.7% 6/15/21		5,055,000	5,054,281
3.55% 6/15/26		8,087,000	8,106,150
Listrindo Capital BV 4.95% 9/14/26 (b)		820,000	830,660
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,345,000	1,358,450
4.5% 9/15/27 (b)		935,000	935,000
NRG Energy, Inc.:
5.75% 1/15/28 (b)		2,250,000	2,289,375
6.25% 5/1/24		4,510,000	4,769,325
6.625% 1/15/27		1,695,000	1,826,363
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)(h)		1,040,000	1,042,600
5% 1/31/28 (b)(h)		1,040,000	1,043,900
6.375% 2/1/23 (b)(d)		4,980,000	5,248,920
The AES Corp.:
4.875% 5/15/23		9,515,000	9,714,054
5.125% 9/1/27		1,595,000	1,646,838
6% 5/15/26		1,545,000	1,676,325
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	2,500,000	3,018,263
			138,125,407
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,178,761
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (d)(e)		35,229,000	33,115,260
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (d)(e)		10,345,000	10,241,550
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,843,416
5.8% 2/1/42		6,336,000	7,693,479
5.95% 6/15/41		11,832,000	14,845,389
6.8% 1/15/19		1,039,000	1,090,833
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,320,651
6.5% 12/15/20		5,125,000	5,679,967
Sempra Energy:
2.875% 10/1/22		5,760,000	5,770,247
6% 10/15/39		15,009,000	19,291,408
Wind Tre SpA:
3.125% 1/20/25 (Reg. S)	EUR	1,177,000	1,379,630
5% 1/20/26 (b)		6,960,000	6,666,984
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (d)(e)		3,860,000	3,707,646
			153,825,221
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(d)	GBP	1,450,000	1,971,381

TOTAL UTILITIES			623,838,277

TOTAL NONCONVERTIBLE BONDS
(Cost $9,563,631,828)			9,926,602,719

U.S. Government and Government Agency Obligations - 40.4%
U.S. Treasury Inflation-Protected Obligations - 7.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$235,833,750	$228,061,167
0.875% 2/15/47		170,979,106	170,857,227
1% 2/15/46		147,271,305	151,462,006
1.375% 2/15/44		140,301,619	156,580,241
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		171,785,931	168,829,032
0.125% 7/15/26		197,803,449	191,289,862
0.25% 1/15/25		78,155,250	76,918,757
0.375% 7/15/25		412,877,034	410,283,725
0.375% 1/15/27		405,090,934	397,748,402
0.375% 7/15/27		151,350,000	148,859,313
0.625% 1/15/26		207,750,000	209,212,989

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,310,102,721

U.S. Treasury Obligations - 33.1%
U.S. Treasury Bonds:
2.5% 2/15/45 (i)(j)(k)		2,580,000	2,413,711
2.5% 2/15/46 (i)(j)		1,762,000	1,644,786
3% 5/15/45		145,382,000	150,055,805
3% 11/15/45		207,323,000	213,890,928
3% 2/15/47		658,626,000	679,465,335
3% 5/15/47		103,797,000	107,081,201
5% 5/15/37 (i)		440,000	598,881
U.S. Treasury Notes:
0.75% 2/15/19 (i)(j)		7,650,000	7,560,949
1.125% 6/30/21		1,125,000	1,090,723
1.25% 3/31/21		1,180,775,000	1,153,100,586
1.25% 10/31/21		453,470,000	439,848,187
1.375% 9/30/19		250,000,000	248,183,595
1.375% 4/30/21		484,800,000	474,933,564
1.5% 5/15/20		408,760,000	405,263,185
1.5% 8/15/26		218,742,000	203,293,346
1.625% 7/31/20 (j)		4,593,000	4,562,679
1.625% 5/15/26		25,000,000	23,530,274
1.75% 12/31/20		600,000,000	596,601,564
1.75% 6/30/22		952,845,000	937,249,605
1.875% 3/31/22		1,455,761,000	1,441,885,683
1.875% 7/31/22		603,426,000	596,519,602
1.875% 9/30/22		267,650,000	264,388,016
2% 12/31/21		906,934,000	904,241,540
2% 11/30/22		100,000,000	99,308,594
2% 4/30/24		25,000,000	24,570,313
2% 11/15/26		17,577,000	16,994,762
2.125% 7/31/24		649,329,000	642,176,238
2.125% 11/30/24		738,982,000	729,571,522
2.25% 10/31/24		165,260,000	164,595,086

TOTAL U.S. TREASURY OBLIGATIONS			10,534,620,260

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,979,885,003)			12,844,722,981

U.S. Government Agency - Mortgage Securities - 14.8%
Fannie Mae - 7.8%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (d)(e)		57,945	60,541
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (d)(e)		26,774	27,934
12 month U.S. LIBOR + 1.495% 3.081% 1/1/35 (d)(e)		92,530	95,233
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (d)(e)		16,326	17,063
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (d)(e)		72,715	75,036
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)		25,077	26,327
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (d)(e)		119,347	124,925
12 month U.S. LIBOR + 1.617% 3.267% 3/1/33 (d)(e)		62,881	65,790
12 month U.S. LIBOR + 1.641% 3.368% 9/1/36 (d)(e)		48,110	49,712
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (d)(e)		32,788	34,377
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (d)(e)		61,688	65,318
12 month U.S. LIBOR + 1.718% 3.45% 5/1/35 (d)(e)		153,954	161,771
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (d)(e)		200,646	209,158
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (d)(e)		51,380	54,131
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (d)(e)		266,208	282,045
12 month U.S. LIBOR + 1.745% 3.397% 7/1/35 (d)(e)		68,516	71,775
12 month U.S. LIBOR + 1.750% 3.031% 8/1/41 (d)(e)		587,522	621,390
12 month U.S. LIBOR + 1.788% 3.413% 2/1/36 (d)(e)		199,695	207,455
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (d)(e)		951,263	998,096
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (d)(e)		178,412	185,604
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (d)(e)		55,782	58,572
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (d)(e)		131,162	139,298
12 month U.S. LIBOR + 1.812% 3.464% 12/1/40 (d)(e)		6,327,679	6,637,634
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (d)(e)		60,352	63,248
12 month U.S. LIBOR + 1.815% 3.565% 9/1/41 (d)(e)		194,600	202,493
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (d)(e)		1,062,147	1,113,443
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (d)(e)		117,639	124,654
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (d)(e)		149,628	155,955
12 month U.S. LIBOR + 1.820% 3.445% 12/1/35 (d)(e)		205,460	217,457
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (d)(e)		97,509	101,310
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (d)(e)		99,065	104,955
12 month U.S. LIBOR + 1.900% 3.718% 7/1/37 (d)(e)		66,604	69,397
6 month U.S. LIBOR + 1.375% 2.875% 10/1/34 (d)(e)		1,282	1,322
6 month U.S. LIBOR + 1.475% 2.892% 10/1/33 (d)(e)		1,208	1,245
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (d)(e)		175,153	180,798
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (d)(e)		765	793
6 month U.S. LIBOR + 1.510% 2.915% 2/1/33 (d)(e)		763	787
6 month U.S. LIBOR + 1.535% 2.939% 12/1/34 (d)(e)		31,040	32,062
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (d)(e)		15,437	15,953
6 month U.S. LIBOR + 1.556% 3.014% 10/1/33 (d)(e)		11,835	12,260
6 month U.S. LIBOR + 1.565% 2.94% 7/1/35 (d)(e)		16,463	17,038
6 month U.S. LIBOR + 1.740% 3.115% 12/1/34 (d)(e)		3,666	3,829
6 month U.S. LIBOR + 1.960% 3.46% 9/1/35 (d)(e)		25,522	26,859
U.S. TREASURY 1 YEAR INDEX + 1.945% 2.866% 10/1/33 (d)(e)		284,138	295,935
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)		36,793	38,880
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.181% 6/1/36 (d)(e)		204,943	216,887
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.471% 10/1/33 (d)(e)		71,176	75,243
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.452% 7/1/34 (d)(e)		155,365	163,880
2.5% 12/1/32 (h)		129,700,000	129,396,009
2.5% 12/1/42 to 8/1/43		12,380,923	12,003,483
3% 11/1/23 to 2/1/47		707,663,146	714,355,086
3% 12/1/32 (h)		53,050,000	54,032,253
3% 12/1/47 (h)		20,600,000	20,537,907
3.5% 3/1/25 to 10/1/56		507,716,476	523,628,261
3.5% 12/1/47 (h)		66,400,000	68,063,486
3.5% 12/1/47 (h)		66,400,000	68,063,486
3.5% 12/1/47 (h)		5,400,000	5,535,284
3.5% 12/1/47 (h)		6,000,000	6,150,315
3.5% 12/1/47 (h)		35,550,000	36,440,616
3.5% 12/1/47 (h)		35,550,000	36,440,616
4% 9/1/24 to 10/1/46		328,574,946	345,678,004
4% 12/1/47 (h)		14,400,000	15,043,967
4.5% 6/1/33 to 8/1/56		116,235,556	124,891,873
5% 3/1/18 to 8/1/56		202,108,743	220,109,766
5.255% 8/1/41		2,182,206	2,365,803
5.5% 1/1/18 to 3/1/41		22,955,423	25,489,802
6% 7/1/19 to 1/1/42		15,798,682	17,808,345
6.309% 2/1/39		3,706,679	4,044,253
6.5% 1/1/18 to 8/1/39		26,030,126	29,430,467
7% 9/1/21 to 7/1/37		1,165,261	1,333,127
7.5% 6/1/25 to 2/1/32		517,377	597,364
8% 7/1/29 to 3/1/37		13,574	16,253
8.5% 12/1/19 to 6/1/22		257	280
9.5% 6/1/18 to 9/1/21		2,938	3,030

TOTAL FANNIE MAE			2,474,965,004

Freddie Mac - 4.1%
12 month U.S. LIBOR + 1.325% 2.938% 1/1/36 (d)(e)		51,267	53,002
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (d)(e)		16,288	16,859
12 month U.S. LIBOR + 1.375% 2.996% 3/1/36 (d)(e)		134,827	140,091
12 month U.S. LIBOR + 1.500% 3.129% 3/1/36 (d)(e)		137,341	141,322
12 month U.S. LIBOR + 1.515% 3.099% 11/1/35 (d)(e)		78,485	81,940
12 month U.S. LIBOR + 1.750% 3.249% 7/1/41 (d)(e)		733,631	775,950
12 month U.S. LIBOR + 1.750% 3.411% 12/1/40 (d)(e)		3,429,693	3,560,911
12 month U.S. LIBOR + 1.754% 3.111% 9/1/41 (d)(e)		1,006,739	1,041,191
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (d)(e)		35,763	37,836
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (d)(e)		80,390	85,014
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (d)(e)		1,022,547	1,068,427
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (d)(e)		102,485	107,871
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (d)(e)		121,179	128,389
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (d)(e)		123,763	129,102
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (d)(e)		112,394	119,366
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (d)(e)		150,118	156,845
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (d)(e)		137,105	143,277
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (d)(e)		20,402	21,621
12 month U.S. LIBOR + 1.993% 5.14% 4/1/38 (d)(e)		109,549	115,812
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (d)(e)		56,697	60,214
12 month U.S. LIBOR + 2.197% 3.772% 3/1/33 (d)(e)		1,806	1,910
12 month U.S. LIBOR + 2.200% 3.7% 12/1/36 (d)(e)		110,537	117,394
6 month U.S. LIBOR + 1.125% 2.549% 8/1/37 (d)(e)		33,641	34,240
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (d)(e)		44,546	45,807
6 month U.S. LIBOR + 1.608% 2.955% 12/1/35 (d)(e)		68,601	70,971
6 month U.S. LIBOR + 1.647% 3.04% 2/1/37 (d)(e)		136,188	141,809
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (d)(e)		27,973	29,160
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (d)(e)		52,038	54,369
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (d)(e)		25,919	26,931
6 month U.S. LIBOR + 1.932% 3.275% 10/1/36 (d)(e)		194,420	200,553
6 month U.S. LIBOR + 1.976% 3.39% 10/1/35 (d)(e)		117,006	122,778
6 month U.S. LIBOR + 2.010% 3.385% 6/1/37 (d)(e)		23,568	24,873
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (d)(e)		71,780	74,437
6 month U.S. LIBOR + 2.066% 3.454% 6/1/37 (d)(e)		39,061	41,276
6 month U.S. LIBOR + 2.755% 4.144% 10/1/35 (d)(e)		114,080	121,157
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.904% 6/1/33 (d)(e)		163,216	169,931
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.215% 6/1/33 (d)(e)		394,599	415,979
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.243% 3/1/35 (d)(e)		718,818	757,411
2.5% 7/1/31		6,204,658	6,207,810
3% 2/1/32 to 12/1/47		471,534,624	471,778,686
3% 9/1/47		723,945	722,300
3.5% 1/1/32 to 9/1/46 (i)(k)(l)		400,563,064	413,711,072
3.5% 8/1/47		37,117,984	38,079,782
3.5% 12/1/47 (h)		8,600,000	8,815,452
4% 7/1/31 to 6/1/47		271,133,216	285,317,223
4.5% 6/1/25 to 1/1/45		20,426,338	21,921,156
5% 6/1/20 to 7/1/41		21,150,682	23,158,338
5.5% 2/1/18 to 3/1/41		7,682,138	8,506,315
6% 2/1/19 to 12/1/37		2,273,447	2,555,401
6.5% 5/1/18 to 9/1/39		3,053,343	3,468,697
7% 6/1/21 to 9/1/36		1,065,495	1,225,976
7.5% 1/1/27 to 4/1/32		21,202	24,666
8% 7/1/24 to 1/1/37		33,242	39,221
8.5% 9/1/19 to 1/1/28		27,579	31,604
9% 10/1/20		17	18
9.5% 5/1/21 to 7/1/21		102	108
10% 2/1/20 to 11/1/20		46	48
11% 7/1/19 to 9/1/20		13	13

TOTAL FREDDIE MAC			1,295,999,912

Ginnie Mae - 2.9%
3.5% 11/15/40 to 7/20/46 (i)		265,084,604	275,269,031
4% 5/20/33 to 4/20/47		127,569,605	134,754,720
4.5% 6/20/33 to 8/15/41		52,127,862	56,040,091
5% 12/15/32 to 9/15/41		22,430,439	24,703,274
5.5% 7/15/33 to 9/15/39		1,822,634	2,047,330
6% 10/15/30 to 11/15/39		554,057	630,068
7% 10/15/22 to 3/15/33		1,065,466	1,238,840
7.5% 8/15/21 to 9/15/31		465,871	531,272
8% 11/15/21 to 11/15/29		148,252	167,488
8.5% 10/15/21 to 1/15/31		28,420	33,223
9% 9/15/19 to 1/15/23		746	794
9.5% 12/15/20 to 2/15/25		295	317
3% 5/20/42 to 5/20/47		326,098,227	329,065,232
3% 12/1/47 (h)		99,700,000	100,450,292
3.5% 12/1/47 (h)		80,000	82,706
6.5% 3/20/31 to 11/15/37		319,006	366,522
11% 9/20/19		283	297

TOTAL GINNIE MAE			925,381,497

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,735,422,148)			4,696,346,413

Asset-Backed Securities - 1.0%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (d)(e)		$664,344	$662,035
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (d)(e)		195,152	196,630
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7503% 6/15/32 (b)(d)(e)(g)		2,782,943	1,653,502
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	164,345
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	482,927
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	652,818
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,094,525
Class XS, 0% 10/17/45 (b)(d)(g)(m)		685,269	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (d)(e)		33,323	32,547
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (d)(e)		89,819	83,324
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (d)(e)		47,932	45,802
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.3786% 11/25/34 (d)(e)		433,369	436,252
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (d)(e)		1,160,417	1,162,855
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (d)(e)		1,077,474	413,568
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (d)(e)		1,335,032	1,278,382
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6079% 3/25/36 (d)(e)		18,317	7,499
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (b)		6,133,333	6,136,767
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		43,731,188	45,512,884
Class AA, 2.487% 12/16/41 (b)		9,938,375	9,868,511
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (b)		14,859,382	14,850,950
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (d)(e)		1,802,588	1,519,595
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.6775% 10/25/37 (b)(d)(e)		19,159,993	19,254,886
CLUB Credit Trust:
Series 2017-NP1 Class A, 2.39% 4/17/23 (b)		3,668,155	3,669,383
Series 2017-P1 Class A, 2.54% 9/15/23 (b)		4,762,330	4,763,720
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.5775% 3/25/32 (d)(e)		3,192	3,287
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34(d)(e)		51,103	48,333
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (d)(e)		77,051	77,206
Series 2004-7 Class AF5, 5.868% 1/25/35		1,122,600	1,137,170
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.1679% 8/25/35 (d)(e)		2,282,694	2,287,305
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 1.9379% 12/25/33 (d)(e)		32,929	31,990
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		17,368,000	17,505,207
Class A2II, 4.03% 11/20/47 (b)		24,869,000	25,046,813
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		157,163	161,292
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.22% 6/15/21 (b)		12,629,685	12,628,184
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (d)(e)		38,916	37,503
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (d)(e)		207,736	200,985
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 3/25/34 (d)(e)		2,512	2,230
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (b)		2,917,278	2,924,894
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (d)(e)		948,695	939,357
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (d)(e)		347,133	278,282
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (b)(d)(e)		1,269,593	1,212,505
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (b)(d)(e)		423,525	410,559
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (b)(d)(e)		152,990	143,582
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (b)(d)(e)		254,263	236,590
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (b)(d)(e)		96,552	88,426
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	6,361
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (d)(e)		203,577	205,880
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.6186% 8/25/33 (d)(e)		324,671	320,469
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 3.8879% 7/17/34 (b)(d)(e)		229,000	233,284
Class F, 1 month U.S. LIBOR + 3.539% 4.7769% 7/17/34 (b)(d)(e)		332,000	339,645
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (d)(e)		1,424,644	993,060
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.3867% 6/17/32 (b)(d)(e)		485,000	489,798
Series 2015-SRF1 Class E, 1 month U.S. LIBOR + 4.300% 5.4367% 3/17/32 (b)(d)(e)		624,000	631,464
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 3.5% 12/17/36 (b)(d)(e)		525,000	532,162
Class F, 1 month U.S. LIBOR + 3.000% 4.25% 12/17/36 (b)(d)(e)		441,000	448,180
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (d)(e)		3,243,000	2,383,621
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 1 month U.S. LIBOR + 0.160% 1.4886% 11/25/36 (d)(e)		4,161,008	2,083,636
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (d)(e)		279,555	59,100
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (d)(e)		85,369	80,544
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (d)(e)		129,022	127,023
Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.5279% 8/25/36 (d)(e)		13,300,000	13,289,577
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (d)(e)		2,692	1,659
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (d)(e)		1,084,434	1,052,033
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (d)(e)		57,368	55,587
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.5036% 7/25/34 (d)(e)		12,147	11,965
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (d)(e)		14,317	14,395
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (d)(e)		101,204	99,748
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (d)(e)		115,478	4,993
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (b)		18,299,986	18,283,516
Series 2017-2A Class A1, 2.12% 9/25/27 (b)		28,369,738	28,340,347
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 1.9275% 7/26/66 (b)(d)(e)		3,513,000	3,540,379
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (d)(e)		1,426,957	1,415,526
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (d)(e)		466,217	469,755
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (d)(e)		683,353	546,142
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (d)(e)		1,475,804	1,479,117
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	177,646
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	164,064
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(e)		134,000	133,598
Prosper Marketplace Issuance Trust Series 2017-1A Class A, 2.56% 6/15/23 (b)		9,659,727	9,695,735
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (d)(e)		5,108	4,708
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (d)(e)		465,044	459,749
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (d)(e)		119,542	119,468
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 3.8367% 1/17/35 (b)(d)(e)		1,040,000	1,044,801
Class F, 1 month U.S. LIBOR + 3.400% 4.635% 1/17/35 (b)(d)(e)		903,000	902,834
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (d)(e)		32,414	31,815
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (d)(e)		28,819	27,562
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)		24,916,178	25,571,466
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (b)(d)		29,653,458	29,713,619
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (b)(d)(e)(g)		2,573,000	1,376,555
Tricon American Homes Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,092,000	1,099,258
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	510,821
Class F, 5.769% 11/17/33 (b)		456,000	466,681
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 2.1664% 11/21/40 (b)(d)(e)		305,000	283,498
TOTAL ASSET-BACKED SECURITIES
(Cost $316,880,505)			328,668,258

Collateralized Mortgage Obligations - 2.1%
Private Sponsor - 0.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.3772% 6/27/36 (b)(d)(e)		9,382,092	9,234,805
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.6623% 12/26/35 (b)(d)		1,212,511	1,216,547
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 1.4361% 7/26/36 (b)(d)		1,590,144	1,555,141
Series 2013-RR4 Class 2A1, 3.6668% 5/26/47 (b)(d)		2,562,941	2,573,907
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.8886% 1/25/35 (d)(e)		451,778	453,666
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		7,273,139	7,292,996
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.6858% 1/25/37 (b)(d)		2,408,922	2,445,339
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		7,205,528	7,306,687
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.5172% 5/27/37 (b)(d)(e)		7,693,019	7,368,109
Series 2011-2R Class 2A1, 3.3391% 7/27/36 (b)(d)		116,907	116,753
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 1.9372% 5/27/37 (b)(d)(e)		796,864	770,005
CSMC Trust Series 2009-5R Class 2A2, 3.3295% 7/26/49 (b)(d)		1,419,023	1,420,998
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (d)		307,518	310,637
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(d)		16,107,919	16,224,363
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56		17,647,104	17,353,313
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3671% 12/25/46 (b)(d)		910,000	958,295
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(d)		1,000,000	1,059,796
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.0111% 3/25/37 (d)		548,186	547,575
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.4449% 6/21/36 (b)(d)(e)		5,222,079	5,151,400
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4247% 8/25/36 (d)		743,484	718,143
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (d)(e)		1,480,340	1,450,520
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.405% 6/10/19 (b)(d)(e)		45,638,000	45,629,329
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.4668% 3/26/37 (b)(d)		1,254,662	1,256,343
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.6186% 7/25/35 (d)(e)		411,626	406,970
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.3192% 7/26/45 (b)(d)		8,462,179	8,552,582
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (b)(d)(e)		202,779	143,714
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (b)(d)(e)		45,212	25,621
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (d)(e)		17,836	17,622
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (d)		52,963	52,960
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.9686% 9/25/43 (d)(e)		7,495,192	7,242,571
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (b)		4,369,890	4,380,341
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(d)		29,676,098	29,745,771
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.167% 1/25/35 (d)		1,613,804	1,620,693
Series 2005-AR10 Class 2A15, 3.3694% 6/25/35 (d)		8,769,923	8,892,651
Series 2005-AR2:
Class 1A2, 3.2174% 3/25/35 (d)		1,110,629	1,111,623
Class 3A1, 3.1699% 3/25/35 (d)		14,778,089	15,013,845
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.408% 6/27/36 (b)(d)		969,997	973,260
Class 2A1, 3.4212% 6/27/36 (b)(d)		1,296,441	1,299,993

TOTAL PRIVATE SPONSOR			211,894,884

U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.1275% 2/25/32 (d)(e)		21,071	21,407
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.2827% 3/18/32 (d)(e)		37,194	37,936
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.3275% 4/25/32 (d)(e)		45,500	46,448
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.3275% 10/25/32 (d)(e)		59,915	61,129
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.0775% 1/25/32 (d)(e)		21,711	22,042
Series 2002-94 Class FB, 1 month U.S. LIBOR + 0.400% 1.7275% 1/25/18 (d)(e)		181	181
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.7725% 12/25/33 (d)(m)(n)		713,215	164,112
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.3525% 11/25/36 (d)(m)(n)		531,488	93,627
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		24,525	25,888
Series 1993-207 Class H, 6.5% 11/25/23		351,824	380,610
Series 1996-28 Class PK, 6.5% 7/25/25		114,141	123,839
Series 1999-17 Class PG, 6% 4/25/29		330,303	360,801
Series 1999-32 Class PL, 6% 7/25/29		314,004	343,422
Series 1999-33 Class PK, 6% 7/25/29		223,789	245,076
Series 2001-52 Class YZ, 6.5% 10/25/31		27,419	31,167
Series 2003-28 Class KG, 5.5% 4/25/23		201,754	212,924
Series 2005-102 Class CO 11/25/35 (o)		176,190	156,953
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.0985% 8/25/35 (d)(n)		60,290	73,305
Series 2005-81 Class PC, 5.5% 9/25/35		425,059	460,025
Series 2006-12 Class BO 10/25/35 (o)		790,110	705,077
Series 2006-37 Class OW 5/25/36 (o)		74,487	64,986
Series 2006-45 Class OP 6/25/36 (o)		239,360	209,331
Series 2006-62 Class KP 4/25/36 (o)		388,639	339,604
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		68,655	78,474
Series 1999-25 Class Z, 6% 6/25/29		245,201	272,301
Series 2001-20 Class Z, 6% 5/25/31		351,658	381,117
Series 2001-31 Class ZC, 6.5% 7/25/31		178,851	201,755
Series 2002-16 Class ZD, 6.5% 4/25/32		96,145	109,339
Series 2002-74 Class SV, 7.550%- 1 month U.S. LIBOR 6.2225% 11/25/32 (d)(m)(n)		457,988	69,676
Series 2012-67 Class AI, 4.5% 7/25/27 (m)		2,183,295	228,765
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.3125% 12/25/36 (d)(m)(n)		343,828	69,042
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.1125% 5/25/37 (d)(m)(n)		199,544	34,647
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.0449% 9/25/23 (d)(n)		14,942	18,226
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.7725% 3/25/33 (d)(m)(n)		48,128	9,348
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 6.1725% 5/25/18 (d)(m)(n)		2,399	25
Series 2005-72 Class ZC, 5.5% 8/25/35		2,583,730	2,790,106
Series 2005-79 Class ZC, 5.9% 9/25/35		1,626,707	1,844,717
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 32.655% 6/25/37 (d)(n)		169,977	328,523
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 31.635% 7/25/37 (d)(n)		256,576	490,800
Class SB, 39.600% - 1 month U.S. LIBOR 31.635% 7/25/37 (d)(n)		107,001	184,949
Series 2007-75 Class JI, 6.545%- 1 month U.S. LIBOR 5.2175% 8/25/37 (d)(m)(n)		7,657,620	1,307,353
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.0225% 3/25/38 (d)(m)(n)		1,363,144	217,722
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.9225% 3/25/24 (d)(m)(n)		164	1
Series 2009-76 Class MI, 5.5% 9/25/24 (m)		11,196	293
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		79,799	3,168
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		114,103	4,302
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 5.0325% 6/25/21 (d)(m)(n)		68,621	1,954
Series 2010-12 Class AI, 5% 12/25/18 (m)		82,222	728
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.7225% 12/25/40 (d)(m)(n)		1,282,696	194,853
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		1,169,285	127,733
Series 2010-150 Class ZC, 4.75% 1/25/41		5,461,315	5,998,973
Series 2010-17 Class DI, 4.5% 6/25/21 (m)		52,628	1,457
Series 2010-23:
Class AI, 5% 12/25/18 (m)		19,783	191
Class HI, 4.5% 10/25/18 (m)		34,666	442
Series 2010-29 Class LI, 4.5% 6/25/19 (m)		82,101	876
Series 2010-95 Class ZC, 5% 9/25/40		11,337,312	12,525,453
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		309,912	16,917
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.2825% 4/25/41 (d)(m)(n)		3,370,397	469,037
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.2225% 11/25/41 (d)(m)(n)		3,490,540	576,173
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.2725% 8/25/39 (d)(m)(n)		2,882,359	357,543
Series 2011-39 Class ZA, 6% 11/25/32		911,567	1,019,478
Series 2011-4 Class PZ, 5% 2/25/41		2,348,647	2,644,440
Series 2011-67 Class AI, 4% 7/25/26 (m)		363,024	34,080
Series 2011-83 Class DI, 6% 9/25/26 (m)		492,561	46,492
Series 2012-100 Class WI, 3% 9/25/27 (m)		5,716,493	535,580
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.3225% 12/25/30 (d)(m)(n)		1,906,451	235,482
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.1225% 5/25/42 (d)(m)(n)		8,618,558	1,601,312
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.2225% 6/25/41 (d)(m)(n)		2,577,047	347,727
Series 2013-133 Class IB, 3% 4/25/32 (m)		3,609,889	326,768
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.7225% 1/25/44 (d)(m)(n)		1,913,298	303,000
Series 2013-51 Class GI, 3% 10/25/32 (m)		5,350,319	529,492
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.3925% 6/25/35 (d)(m)(n)		1,091,486	193,825
Series 2015-42:
Class IL, 6% 6/25/45 (m)		8,096,532	1,903,377
Class LS, 6.200% - 1 month U.S. LIBOR 4.8725% 6/25/45 (d)(m)(n)		13,507,511	2,068,022
Series 2015-70 Class JC, 3% 10/25/45		7,016,804	7,097,241
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.7725% 5/25/39 (d)(m)(n)		15,749,630	2,563,177
Series 2017-30 Class AI, 5.5% 5/25/47		4,222,301	959,898
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (m)		2,074	14
Class 5, 5.5% 7/25/33 (m)		193,577	38,450
Series 343 Class 16, 5.5% 5/25/34 (m)		166,637	29,816
Series 348 Class 14, 6.5% 8/25/34 (d)(m)		119,352	27,645
Series 351:
Class 12, 5.5% 4/25/34 (d)(m)		76,725	13,310
Class 13, 6% 3/25/34 (m)		104,520	20,608
Series 359 Class 19, 6% 7/25/35 (d)(m)		67,396	12,724
Series 384 Class 6, 5% 7/25/37 (m)		842,196	155,273
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.0503% 1/15/32 (d)(e)		16,433	16,692
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.1503% 3/15/32 (d)(e)		22,954	23,378
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.2503% 3/15/32 (d)(e)		26,086	26,604
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.1503% 6/15/31 (d)(e)		43,993	44,754
Class FG, 1 month U.S. LIBOR + 0.900% 2.1503% 3/15/32 (d)(e)		13,775	14,019
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.5003% 5/15/37 (d)(e)		989,882	988,633
planned amortization class:
Series 2006-15 Class OP 3/25/36 (o)		702,321	613,652
Series 2095 Class PE, 6% 11/15/28		364,003	398,931
Series 2101 Class PD, 6% 11/15/28		33,144	35,225
Series 2121 Class MG, 6% 2/15/29		149,676	164,030
Series 2131 Class BG, 6% 3/15/29		1,025,471	1,125,820
Series 2137 Class PG, 6% 3/15/29		162,045	175,839
Series 2154 Class PT, 6% 5/15/29		262,651	288,527
Series 2162 Class PH, 6% 6/15/29		60,900	65,718
Series 2520 Class BE, 6% 11/15/32		330,181	352,695
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.3497% 3/15/23 (d)(m)(n)		16,806	1,285
Series 2693 Class MD, 5.5% 10/15/33		3,891,749	4,303,238
Series 2802 Class OB, 6% 5/15/34		581,066	628,444
Series 2937 Class KC, 4.5% 2/15/20		315,133	318,713
Series 2962 Class BE, 4.5% 4/15/20		456,922	465,908
Series 3002 Class NE, 5% 7/15/35		925,321	994,876
Series 3110 Class OP 9/15/35 (o)		442,692	406,098
Series 3119 Class PO 2/15/36 (o)		809,757	705,479
Series 3121 Class KO 3/15/36 (o)		142,857	125,487
Series 3123 Class LO 3/15/36 (o)		455,773	398,436
Series 3145 Class GO 4/15/36 (o)		427,895	374,126
Series 3189 Class PD, 6% 7/15/36		857,553	966,897
Series 3225 Class EO 10/15/36 (o)		255,847	223,839
Series 3258 Class PM, 5.5% 12/15/36		425,241	462,560
Series 3415 Class PC, 5% 12/15/37		329,924	355,526
Series 3786 Class HI, 4% 3/15/38 (m)		1,091,476	85,668
Series 3806 Class UP, 4.5% 2/15/41		2,517,488	2,652,296
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,605,425
sequential payer:
Series 2135 Class JE, 6% 3/15/29		74,309	81,617
Series 2274 Class ZM, 6.5% 1/15/31		84,344	95,004
Series 2281 Class ZB, 6% 3/15/30		202,535	214,828
Series 2303 Class ZV, 6% 4/15/31		86,194	94,842
Series 2357 Class ZB, 6.5% 9/15/31		620,524	707,878
Series 2502 Class ZC, 6% 9/15/32		172,672	185,254
Series 2519 Class ZD, 5.5% 11/15/32		284,352	301,698
Series 2546 Class MJ, 5.5% 3/15/23		124,443	129,518
Series 2601 Class TB, 5.5% 4/15/23		58,992	62,366
Series 2998 Class LY, 5.5% 7/15/25		181,668	193,791
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	4,953,477
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.3497% 2/15/36 (d)(m)(n)		305,719	58,299
Series 2013-4281 Class AI, 4% 12/15/28 (m)		3,700,576	320,491
Series 2017-4683 Class LM, 3% 5/15/47		9,400,533	9,507,878
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 38.6732% 8/15/24 (d)(n)		7,039	9,771
Class SD, 86.400% - 1 month U.S. LIBOR 70.1964% 8/15/24 (d)(n)		10,356	18,428
Series 2933 Class ZM, 5.75% 2/15/35		3,119,530	3,571,290
Series 2935 Class ZK, 5.5% 2/15/35		3,734,286	4,150,622
Series 2947 Class XZ, 6% 3/15/35		1,143,482	1,253,409
Series 2996 Class ZD, 5.5% 6/15/35		2,446,519	2,771,083
Series 3055 Class CS, 6.590%- 1 month U.S. LIBOR 5.3397% 10/15/35 (d)(m)(n)		420,871	78,139
Series 3237 Class C, 5.5% 11/15/36		3,412,970	3,814,723
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.4097% 11/15/36 (d)(m)(n)		1,027,544	189,373
Series 3284 Class CI, 6.120%- 1 month U.S. LIBOR 4.8697% 3/15/37 (d)(m)(n)		2,363,353	398,674
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.4997% 3/15/37 (d)(m)(n)		1,486,960	289,916
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.5097% 4/15/37 (d)(m)(n)		2,267,334	455,085
Series 3336 Class LI, 6.580%- 1 month U.S. LIBOR 5.3297% 6/15/37 (d)(m)(n)		712,533	117,159
Series 3772 Class BI, 4.5% 10/15/18 (m)		123,684	1,410
Series 3949 Class MK, 4.5% 10/15/34		662,866	701,835
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.6997% 9/15/41 (d)(m)(n)		3,603,633	529,692
Class YI, 3% 11/15/21 (m)		1,709,036	72,245
Series 4055 Class BI, 3.5% 5/15/31 (m)		3,326,797	338,548
Series 4149 Class IO, 3% 1/15/33 (m)		2,299,155	290,221
Series 4314 Class AI, 5% 3/15/34 (m)		1,184,959	128,151
Series 4427 Class LI, 3.5% 2/15/34 (m)		6,105,415	744,686
Series 4471 Class PA 4% 12/15/40		8,027,729	8,310,236
target amortization class Series 2156 Class TC, 6.25% 5/15/29		203,256	216,286
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.1503% 2/15/24 (d)(e)		80,036	80,900
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		129,567	142,094
Series 2056 Class Z, 6% 5/15/28		295,756	323,931
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		7,653,914	8,054,165
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4265% 6/16/37 (d)(m)(n)		445,786	87,178
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.79% 3/20/60 (d)(e)(p)		5,663,304	5,665,288
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.57% 7/20/60 (d)(e)(p)		648,928	644,681
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5333% 9/20/60 (d)(e)(p)		787,476	781,862
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5333% 8/20/60 (d)(e)(p)		883,070	876,750
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6133% 12/20/60 (d)(e)(p)		1,580,877	1,573,003
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 12/20/60 (d)(e)(p)		2,464,409	2,461,940
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 2/20/61 (d)(e)(p)		4,899,763	4,895,101
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7233% 2/20/61 (d)(e)(p)		6,423,600	6,415,831
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 4/20/61 (d)(e)(p)		2,194,358	2,192,165
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7333% 5/20/61 (d)(e)(p)		2,610,222	2,607,424
Class FC, 1 month U.S. LIBOR + 0.500% 1.7333% 5/20/61 (d)(e)(p)		2,379,297	2,376,822
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7633% 6/20/61 (d)(e)(p)		3,059,549	3,058,980
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 10/20/61 (d)(e)(p)		6,044,553	6,055,148
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 11/20/61 (d)(e)(p)		2,963,059	2,977,227
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 1/20/62 (d)(e)(p)		1,944,619	1,953,760
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 1/20/62 (d)(e)(p)		2,850,085	2,857,735
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 3/20/62 (d)(e)(p)		1,776,543	1,780,989
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8833% 5/20/61 (d)(e)(p)		3,008,022	3,013,591
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.7533% 10/20/62 (d)(e)(p)		1,523,499	1,522,795
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.7633% 7/20/60 (d)(e)(p)		4,882,978	4,892,314
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.5933% 3/20/63 (d)(e)(p)		2,441,668	2,427,880
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 1/20/64 (d)(e)(p)		2,817,490	2,822,673
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.8333% 12/20/63 (d)(e)(p)		7,474,593	7,490,569
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.7333% 6/20/64 (d)(e)(p)		11,223,339	11,211,411
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 1.7333% 9/20/64 (d)(e)(p)		35,465,938	35,427,464
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6306% 12/20/62 (d)(e)(p)		12,142,148	12,149,044
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		370,255	412,432
Series 1997-8 Class PE, 7.5% 5/16/27		156,769	180,807
Series 2010-158 Class MS, 10.000%- 1 month U.S. LIBOR 7.4347% 12/20/40 (d)(n)		5,680,000	6,359,726
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		783,850	93,114
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,426,321	1,550,861
Series 2010-160 Class DY, 4% 12/20/40		16,972,887	17,884,340
Series 2010-170 Class B, 4% 12/20/40		3,826,933	4,032,497
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.2365% 5/16/34 (d)(m)(n)		248,338	42,396
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9365% 8/17/34 (d)(m)(n)		293,313	61,153
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.619% 6/16/37 (d)(n)		17,897	31,632
Series 2010-116 Class QB, 4% 9/16/40		36,540,539	38,445,814
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.57% 5/20/60 (d)(e)(p)		2,034,884	2,021,823
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8173% 7/20/41 (d)(m)(n)		1,488,877	233,383
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4365% 6/16/42 (d)(m)(n)		907,538	162,231
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.9564% 4/20/39 (d)(n)		2,634,053	2,739,160
Class ST, 8.800% - 1 month U.S. LIBOR 7.0898% 8/20/39 (d)(n)		6,700,169	7,076,318
Series 2013-149 Class MA, 2.5% 5/20/40		20,496,231	20,361,064
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		24,399,128	24,467,180
Series 2015-H17 Class HA, 2.5% 5/20/65 (p)		21,693,111	21,754,548
Series 2015-H21:
Class HA, 2.5% 6/20/63 (p)		4,596,976	4,608,807
Class JA, 2.5% 6/20/65 (p)		21,177,819	21,235,946
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.66% 8/20/66 (d)(e)(p)		24,789,210	24,860,256

TOTAL U.S. GOVERNMENT AGENCY			459,007,044

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $673,911,840)			670,901,928

Commercial Mortgage Securities - 2.1%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 3.150% 4.0773% 9/15/34 (b)(d)(e)		1,242,000	1,238,270
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	198,158
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,842
Series 1997-D5 Class PS1, 1.8303% 2/14/43 (d)(m)		50,260	458
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(d)		692,000	700,286
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)		767,000	737,945
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,092,396
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		765,000	608,460
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		965,000	734,796
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		957,000	974,360
Class D, 3.25% 2/15/50 (b)		667,000	541,537
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9987% 7/15/49 (d)(m)		45,975,536	5,021,797
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,373,964	4,457,715
Class E, 4.2844% 9/10/28 (b)(d)		1,786,000	1,732,504
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (b)(d)(e)		20,267	20,015
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (b)(d)(e)		554,439	519,286
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (b)(d)(e)		24,880	19,355
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (b)(d)(e)		178,851	166,359
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (b)(d)(e)		53,655	49,489
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (b)(d)(e)		78,360	71,631
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (b)(d)(e)		43,337	38,763
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (b)(d)(e)		43,337	32,927
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (b)(d)(e)		46,029	35,209
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (b)(d)(e)		24,146	19,422
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (b)(d)(e)		355,229	330,261
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (b)(d)(e)		370,430	353,834
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (b)(d)(e)		346,117	327,871
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (b)(d)(e)		121,537	98,344
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (b)(d)(e)		66,413	53,855
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (b)(d)(e)		53,936	39,913
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (b)(d)(e)		333,185	310,777
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (b)(d)(e)		72,365	67,419
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (b)(d)(e)		77,562	71,893
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (b)(d)(e)		122,218	104,991
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (b)(d)(e)		191,901	159,789
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (b)(d)(e)		73,047	56,209
Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(g)(m)		3,719,332	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		1,000,000	947,708
Class E, 3.6089% 8/14/36 (b)(d)		1,000,000	889,733
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7206% 4/12/38 (b)(d)		48,439	48,629
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		565,580	568,708
BWAY Mortgage Trust Series 2015-1740 Class E, 4.45% 1/10/35 (b)(d)		1,000,000	989,322
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.489% 10/15/32 (b)(d)(e)		1,253,000	1,256,127
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(d)		606,000	589,367
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,360,000	1,416,362
Class D, 3.25% 2/10/50 (b)		754,000	616,393
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7536% 12/15/47 (b)(d)		750,000	825,063
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 1 month U.S. LIBOR + 2.489% 3.7279% 6/15/31 (b)(d)(e)		435,090	408,904
Class YTC3, 1 month U.S. LIBOR + 2.489% 3.7279% 6/15/31 (b)(d)(e)		156,667	145,756
Series 2014-FL1, 1 month U.S. LIBOR + 2.489% 3.7279% 6/15/31 (b)(d)(e)		435,090	412,034
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(d)		162,000	162,015
Class F, 3.7859% 4/10/28 (b)(d)		1,133,000	1,121,102
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 3.727% 5/15/30 (b)(d)(e)		260,000	260,467
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.4844% 5/15/30 (b)(d)(e)		134,000	133,866
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		68,907	70,608
Series 1998-2 Class J, 6.39% 11/18/30 (b)		210,434	209,360
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		1,205,000	1,165,296
Series 2013-GC15 Class D, 5.0992% 9/10/46 (b)(d)		1,927,000	1,849,023
Series 2015-GC33 Class XA, 0.9643% 9/10/58 (d)(m)		92,283,297	5,384,260
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.589% 7/15/27 (b)(d)(e)		693,000	697,435
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,091,150
Series 2016-P6 Class XA, 0.8335% 12/10/49 (d)(m)		83,237,775	3,974,529
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		756,000	765,914
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 4.385% 8/13/27 (b)(d)(e)		735,000	746,009
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,055,600
Series 2012-CR1:
Class C, 5.3198% 5/15/45 (d)		850,000	897,172
Class D, 5.3198% 5/15/45 (b)(d)		1,510,000	1,474,995
Class G, 2.462% 5/15/45 (b)		231,000	139,359
Series 2012-CR5 Class D, 4.3259% 12/10/45 (b)(d)		740,000	709,774
Series 2012-LC4:
Class C, 5.5887% 12/10/44 (d)		260,000	275,968
Class D, 5.5887% 12/10/44 (b)(d)		1,437,000	1,292,673
Series 2013-CCRE6 Class E, 4.1266% 3/10/46 (b)(d)		42,000	33,470
Series 2013-CR10:
Class C, 4.7886% 8/10/46 (b)(d)		270,000	276,480
Class D, 4.7886% 8/10/46 (b)(d)		1,578,000	1,379,975
Series 2013-CR12 Class D, 5.0789% 10/10/46 (b)(d)		1,680,000	1,454,241
Series 2013-CR6 Class F, 4.1266% 3/10/46 (b)(d)		418,000	280,198
Series 2013-CR9:
Class C, 4.2544% 7/10/45 (b)(d)		525,000	519,020
Class D, 4.2544% 7/10/45 (b)(d)		252,000	215,910
Series 2013-LC6 Class D, 4.2729% 1/10/46 (b)(d)		1,441,000	1,344,404
Series 2014-CR15 Class D, 4.7586% 2/10/47 (b)(d)		258,000	237,429
Series 2014-CR17:
Class D, 4.7986% 5/10/47 (b)(d)		799,000	704,661
Class E, 4.7986% 5/10/47 (b)(d)		182,000	126,201
Series 2014-CR19 Class XA, 1.384% 8/10/47 (d)(m)		155,692,720	7,949,390
Series 2014-CR20 Class XA, 1.1641% 11/10/47 (d)(m)		125,811,428	6,951,836
Series 2014-LC17 Class XA, 0.9566% 10/10/47 (d)(m)		108,688,453	3,946,043
Series 2014-UBS2 Class D, 5.0146% 3/10/47 (b)(d)		844,000	723,353
Series 2014-UBS4 Class XA, 1.2261% 8/10/47 (d)(m)		112,979,824	6,037,201
Series 2014-UBS6 Class XA, 1.0239% 12/10/47 (d)(m)		152,628,538	7,298,422
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		1,500,000	1,351,177
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(d)		483,000	470,015
Series 2015-DC1 Class XA, 1.1629% 2/10/48 (d)(m)		155,959,782	8,629,551
Series 2016-CD1 Class D, 2.7714% 8/10/49 (b)(d)		1,006,000	771,013
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		772,000	631,519
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6046% 5/10/43 (b)(d)		1,290,000	1,288,223
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		340,000	271,530
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		704,887	710,462
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		971,000	969,463
Class D, 2.7809% 11/10/49 (d)		508,000	397,308
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8405% 8/15/45 (b)(d)		1,727,000	1,674,878
Class F, 4.25% 8/15/45 (b)		1,418,000	1,149,202
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	313,470
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(d)		625,000	608,653
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		493,000	485,620
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(d)		1,566,000	1,519,902
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		178,197	178,943
Class H, 6% 5/17/40 (b)		90,315	72,462
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		87,967	88,452
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		862,000	779,683
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (b)(d)		588,000	568,037
Series 2017-CX9 Class D, 4.161% 9/15/50 (b)		479,000	418,084
CSMC Series 2015-TOWN:
Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 3/15/28 (b)(d)(e)		9,866,000	9,865,989
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (b)(d)(e)		3,043,000	3,042,995
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (b)(d)(e)		2,964,000	2,964,003
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (b)(d)(e)		4,485,000	4,487,814
Class E, 1 month U.S. LIBOR + 4.150% 5.3889% 3/15/28 (b)(d)(e)		20,318,000	20,356,206
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.25% 4/15/29 (b)(d)(e)		1,109,000	1,110,384
Class F, 1 month U.S. LIBOR + 4.750% 6% 4/15/29 (b)(d)(e)		989,000	989,619
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.4889% 11/15/33 (b)(d)(e)		968,000	977,828
Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(d)		377,000	367,044
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		1,449,000	1,311,668
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6849% 11/10/46 (b)(d)		1,810,000	1,894,941
Class F, 5.6849% 11/10/46 (b)(d)		1,560,000	1,512,370
Class G, 4.652% 11/10/46 (b)		1,948,000	1,723,255
Class XB, 0.3005% 11/10/46 (b)(d)(m)		20,920,000	186,753
Series 2011-LC3A Class D, 5.3403% 8/10/44 (b)(d)		812,000	844,834
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.494% 9/10/49 (d)		600,000	580,156
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		52,088,846	51,533,215
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.46% 7/25/20 (d)(e)		12,900,000	12,899,999
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.42% 10/25/19 (d)(e)		26,000,000	25,999,997
pass-thru certificates:
Series K011 Class X3, 2.5769% 12/25/43 (d)(m)		1,640,000	118,937
Series K012 Class X3, 2.252% 1/25/41 (d)(m)		1,770,272	114,840
Series K013 Class X3, 2.9089% 1/25/43 (d)(m)		820,000	68,226
sequential payer Series K069 Class A1, 2.892% 6/25/27		13,700,000	13,868,617
Series 2017-K727 Class A2, 2.946% 7/25/24		24,206,000	24,617,487
Series 2017-K728 Class A2, 3.121% 8/25/24 (d)		9,000,000	9,216,320
Series K068 Class A1, 2.952% 2/25/27		6,586,037	6,691,078
Series KAIV Class X2, 3.6147% 6/25/46 (d)(m)		420,000	47,122
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2059% 9/25/45 (b)(d)		1,815,000	1,932,408
Series 2011-K10 Class B, 4.6216% 11/25/49 (b)(d)		500,000	521,757
Series 2011-K11 Class B, 4.4237% 12/25/48 (b)(d)		750,000	782,868
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(d)		18,910,000	19,141,950
Class CFX, 3.3822% 12/15/34 (b)(d)		14,152,000	14,269,825
Class DFX, 3.3822% 12/15/34 (b)(d)		27,804,000	27,970,012
Class EFX, 3.3822% 12/15/34 (b)(d)		1,750,000	1,741,717
Class FFX, 3.3822% 12/15/34 (b)(d)		1,915,000	1,891,570
Class GFX, 3.3822% 12/15/34 (b)(d)		2,314,000	2,274,207
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49		1,170,686	1,169,421
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		168,954	162,282
Series 1997-C2 Class G, 6.75% 4/15/29 (d)		38,467	38,594
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	762,364
GP Portfolio Trust Series 2014-GPP:
Class D, 1 month U.S. LIBOR + 3.000% 4.2389% 2/15/27 (b)(d)(e)		291,000	291,090
Class E, 1 month U.S. LIBOR + 4.100% 5.3389% 2/15/27 (b)(d)(e)		378,000	370,949
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(d)		357,000	356,689
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0509% 8/10/43 (b)(d)		617,000	632,666
Class F, 4% 8/10/43 (b)		327,000	229,337
Class X, 1.3828% 8/10/43 (b)(d)(m)		4,773,922	140,641
GS Mortgage Securities Trust:
Series 2010-C2:
Class D, 5.1829% 12/10/43 (b)(d)		720,000	732,036
Class XA, 0.1254% 12/10/43 (b)(d)(m)		3,189,732	11,771
Series 2011-GC3 Class D, 5.6322% 3/10/44 (b)(d)		294,000	306,418
Series 2011-GC5:
Class C, 5.3987% 8/10/44 (b)(d)		1,050,000	1,118,830
Class D, 5.3987% 8/10/44 (b)(d)		1,500,000	1,435,824
Class E, 5.3987% 8/10/44 (b)(d)		711,000	575,234
Class F, 4.5% 8/10/44 (b)		1,020,000	725,180
Series 2012-GC6:
Class D, 5.6522% 1/10/45 (b)(d)		1,156,000	1,106,598
Class E, 5% 1/10/45 (b)(d)		412,000	353,086
Series 2012-GC6I Class F, 5% 1/10/45 (d)		390,000	260,504
Series 2012-GCJ7:
Class C, 5.7015% 5/10/45 (d)		630,000	662,256
Class D, 5.7015% 5/10/45 (b)(d)		2,204,000	2,146,895
Class E, 5% 5/10/45 (b)		1,311,000	1,063,895
Class F, 5% 5/10/45 (b)		2,079,000	1,134,844
Series 2012-GCJ9:
Class D, 4.9062% 11/10/45 (b)(d)		1,972,000	1,912,275
Class E, 4.9062% 11/10/45 (b)(d)		1,290,000	1,145,575
Series 2013-GC10 Class D, 4.4124% 2/10/46 (b)(d)		920,000	875,222
Series 2013-GC12:
Class D, 4.4465% 6/10/46 (b)(d)		219,000	188,236
Class XA, 1.5413% 6/10/46 (d)(m)		29,807,232	1,724,000
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(d)		1,858,000	1,715,937
Series 2013-GC16:
Class C, 5.5047% 11/10/46 (d)		662,844	680,441
Class D, 5.3271% 11/10/46 (b)(d)		1,009,000	961,825
Class F, 3.5% 11/10/46 (b)		999,000	708,705
Series 2014-GC20 Class XA, 1.0071% 4/10/47 (d)(m)		181,118,887	8,936,207
Series 2015-GC34 Class XA, 1.3599% 10/10/48 (d)(m)		29,212,217	2,303,474
Series 2016-GS2 Class C, 4.5295% 5/10/49 (d)		699,000	735,791
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,382,570
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	718,042
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,090,406
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		495,000	490,884
Class F, 4.0667% 2/10/29 (b)(d)		1,520,000	1,423,143
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		1,113,000	897,352
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 1 month U.S. LIBOR + 3.350% 4.4889% 7/15/29 (b)(d)(e)		617,000	621,221
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		1,134,000	886,308
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		567,000	577,375
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.4003% 6/15/34 (b)(d)(e)		564,000	563,301
Class FFL, 1 month U.S. LIBOR + 2.850% 4.1003% 6/15/34 (b)(d)(e)		226,000	225,813
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.1631% 4/15/47 (d)(m)		23,445,399	651,123
Series 2014-C22 Class D, 4.5591% 9/15/47 (b)(d)		525,000	443,766
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		179,000	157,351
Series 2014-C26 Class D, 3.9244% 1/15/48 (b)(d)		707,000	590,804
Series 2015-C30 Class XA, 0.6887% 7/15/48 (d)(m)		83,551,993	2,681,417
Series 2015-C32 Class C, 4.6677% 11/15/48 (d)		1,907,000	1,913,282
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,462,000	1,180,072
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	888,692
Class D, 3.0958% 12/15/49 (b)(d)		1,148,000	888,443
Series 2017-C7:
Class C, 4.325% 10/15/50 (d)		545,000	550,774
Class D, 3% 10/15/50 (b)		569,000	455,679
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		321,176	329,874
Series 2003-C1 Class F, 5.483% 1/12/37 (b)(d)		193,075	191,007
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(d)		380,000	416,135
Class D, 7.4453% 12/5/27 (b)(d)		1,885,000	2,040,632
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		695,000	737,993
Series 2012-CBX:
Class C, 5.2124% 6/15/45 (d)		250,000	260,831
Class D, 5.2124% 6/16/45 (b)(d)		690,000	694,555
Class E, 5.2124% 6/15/45 (b)(d)		1,043,000	1,035,427
Class F, 4% 6/15/45 (b)		988,000	794,740
Class G 4% 6/15/45(b)		1,079,000	595,131
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		170,000	173,117
Series 2004-LN2 Class D, 5.3682% 7/15/41 (d)		420,000	4,775
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (d)		88,083	90,146
Class F, 5.01% 7/15/42 (d)		189,000	189,203
Series 2011-C3:
Class E, 5.6146% 2/15/46 (b)(d)		700,000	696,335
Class H, 4.409% 2/15/46 (b)(d)		756,000	550,570
Class J, 4.409% 2/15/46 (b)(d)		106,000	66,403
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(d)		1,130,000	1,154,606
Class F, 3.873% 7/15/46 (b)		105,000	97,112
Class H, 3.873% 7/15/46 (b)		674,250	480,977
Class NR, 3.873% 7/15/46 (b)		385,000	240,036
Class TAC1, 7.99% 7/15/46 (b)		720,712	720,180
Class TAC2, 7.99% 7/15/46 (b)		671,000	667,651
Series 2011-C5:
Class B. 5.4077% 8/15/46 (b)(d)		1,140,000	1,228,500
Class C, 5.4077% 8/15/46 (b)(d)		650,648	693,923
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		1,163,000	1,170,628
Class D, 4.2029% 4/15/46 (d)		1,800,000	1,670,158
Class F, 3.25% 4/15/46 (b)(d)(g)		1,682,000	963,407
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		816,000	788,808
Class E, 3.8046% 6/10/27 (b)(d)		1,169,000	1,106,899
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		1,155,000	1,132,907
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.677% 10/15/33 (b)(d)(e)		15,063,000	15,105,298
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		1,218,000	1,185,707
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class G, 4.595% 3/15/36 (b)(d)		7,719	7,705
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		588,000	623,855
Class E, 4.6485% 2/10/36 (b)(d)		1,050,000	1,046,028
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0389% 9/15/28 (b)(d)(e)		9,658,154	9,685,318
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8757% 1/20/41 (b)(d)		256,000	256,253
Class E, 4.8757% 1/20/41 (b)(d)		400,000	371,338
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (d)		69,513	69,196
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class AJ, 5.5659% 5/12/39 (d)		296,137	298,079
Series 2008-C1 Class A4, 5.69% 2/12/51		113,766	113,705
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	722,373
Series 2012-C5 Class E, 4.6878% 8/15/45 (b)(d)		269,000	267,314
Series 2012-C6 Class D, 4.5955% 11/15/45 (b)(d)		1,357,000	1,347,274
Series 2013-C12 Class D, 4.764% 10/15/46 (b)(d)		1,210,000	1,156,292
Series 2013-C13:
Class D, 4.8897% 11/15/46 (b)(d)		1,019,000	959,853
Class E, 4.8897% 11/15/46 (b)(d)		887,000	701,009
Series 2013-C7:
Class D, 4.2588% 2/15/46 (b)(d)		1,111,000	1,014,156
Class E, 4.2588% 2/15/46 (b)(d)		340,000	262,108
Series 2013-C8 Class D, 4.0613% 12/15/48 (b)(d)		400,000	364,092
Series 2013-C9:
Class C, 4.0475% 5/15/46 (d)		790,000	785,513
Class D, 4.1355% 5/15/46 (b)(d)		1,747,000	1,605,256
Series 2014-C17 Class XA, 1.2368% 8/15/47 (d)(m)		175,190,845	8,424,910
Series 2015-C25 Class XA, 1.137% 10/15/48 (d)(m)		47,363,623	3,103,227
Series 2016-C30:
Class C, 4.1319% 9/15/49 (d)		417,000	415,131
Class D, 3% 9/15/49 (b)		452,000	336,389
Series 2016-C31:
Class C, 4.3199% 11/15/49 (d)		946,000	943,072
Class D, 3% 11/15/49 (b)(d)		703,000	506,791
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	660,629
Class D, 3.396% 12/15/49 (b)		924,000	689,470
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		879,000	715,225
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4206% 3/15/45 (b)(d)		1,483,000	1,314,083
Series 1997-RR Class F, 7.51% 4/30/39 (b)(d)		22,714	22,646
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		92,024	89,199
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		151,823	151,481
Class O, 5.91% 11/15/31 (b)		160,561	151,443
Series 2011-C1:
Class D, 5.4142% 9/15/47 (b)(d)		1,760,000	1,858,744
Class E, 5.4142% 9/15/47 (b)(d)		573,100	604,918
Series 2011-C2:
Class D, 5.4831% 6/15/44 (b)(d)		1,272,000	1,309,201
Class E, 5.4831% 6/15/44 (b)(d)		600,000	568,678
Class F, 5.4831% 6/15/44 (b)(d)		550,000	451,161
Class XB, 0.5345% 6/15/44 (b)(d)(m)		9,001,008	152,211
Series 2011-C3:
Class C, 5.1549% 7/15/49 (b)(d)		1,000,000	1,059,130
Class D, 5.1549% 7/15/49 (b)(d)		1,130,000	1,161,904
Class E, 5.1549% 7/15/49 (b)(d)		532,000	517,433
Class F, 5.1549% 7/15/49 (b)(d)		181,000	167,630
Class G, 5.1549% 7/15/49 (b)(d)		957,000	764,056
Series 2012-C4:
Class D, 5.4206% 3/15/45 (b)(d)		330,000	338,394
Class F, 3.07% 3/15/45 (b)		623,000	450,717
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		656,000	686,891
Class F, 4.295% 9/9/32 (b)(d)		651,000	643,394
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		1,436,000	1,423,564
Series 2015-MS1:
Class C, 4.03% 5/15/48 (d)		734,000	721,014
Class D, 4.1643% 5/15/48 (b)(d)		1,260,000	1,077,889
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	632,316
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,080,771
Class D, 3.9106% 11/15/49 (d)		946,000	935,070
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 3.7% 11/15/34 (b)(d)(e)		1,100,000	1,100,000
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5788% 7/15/33 (b)(d)		96,051	98,729
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.1649% 8/15/19 (b)(d)(e)		498,108	505,570
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.4889% 8/15/34 (b)(d)(e)		2,949,804	2,962,686
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		23,867,000	23,769,914
Class B, 4.181% 11/15/34 (b)		8,435,000	8,455,348
Class C, 5.205% 11/15/34 (b)		5,900,000	5,990,430
Class D, 6.55% 11/15/34 (b)		2,222,000	2,249,120
Class E, 6.8087% 11/15/34 (b)		615,000	583,931
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		278,000	265,506
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		296,661	305,159
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		972,724	1,190,225
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	23,014	17,726
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,814
Class L, 4.456% 9/12/38 (b)	CAD	26,000	19,851
Class M, 4.456% 9/12/38 (b)	CAD	104,391	78,248
Series 2007-1 Class M, 4.57% 4/12/23	CAD	100,590	76,965
SCG Trust Series 2013-SRP1:
Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (b)(d)(e)		19,989,000	19,938,314
Class D, 1 month U.S. LIBOR + 3.344% 4.594% 11/15/26 (b)(d)(e)		1,698,000	1,561,625
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.4889% 11/15/27 (b)(d)(e)		1,683,000	1,635,365
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4756% 8/15/39 (d)		22,318	22,501
Series 2007-C4 Class F, 5.4756% 8/15/39 (d)		820,000	757,322
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5455% 5/10/45 (b)(d)		1,197,000	1,200,929
Class E, 5% 5/10/45 (b)(d)		537,000	456,045
Class F, 5% 5/10/45 (b)(d)		682,700	465,386
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		310,000	304,325
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(d)		970,000	926,586
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(d)		1,299,000	1,285,607
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	195,756
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(d)(m)		20,614,217	329,310
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		569,000	582,542
Class D, 4.7649% 10/15/45 (b)(d)		1,776,000	1,611,048
Class E, 4.7649% 10/15/45 (b)(d)		284,000	228,116
Series 2013-LC12 Class C, 4.2943% 7/15/46 (d)		760,000	761,304
Series 2015-C31 Class XA, 1.0979% 11/15/48 (d)(m)		38,142,082	2,439,461
Series 2015-NXS4 Class E, 3.6007% 12/15/48 (b)(d)		588,000	434,226
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	647,634
Class D, 3% 8/15/49 (b)		447,000	358,115
Series 2016-C34 Class XA, 2.177% 6/15/49 (d)(m)		34,328,848	4,177,330
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,146,771
Series 2016-LC25 Class C, 4.4363% 12/15/59 (d)		903,000	890,277
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	919,685
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		1,364,000	1,077,038
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	457,480
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	216,001
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	377,102
Class D, 5.6402% 3/15/44 (b)(d)		800,000	699,755
Class E, 5% 3/15/44 (b)		890,000	723,378
Class F, 5% 3/15/44 (b)		693,000	458,517
Series 2011-C4:
Class D, 5.247% 6/15/44 (b)(d)		408,000	400,345
Class E, 5.247% 6/15/44 (b)(d)		439,432	386,539
Series 2011-C5:
Class C, 5.6712% 11/15/44 (b)(d)		260,000	281,693
Class D, 5.6712% 11/15/44 (b)(d)		600,000	618,280
Class E, 5.6712% 11/15/44 (b)(d)		1,853,000	1,883,761
Class F, 5.25% 11/15/44 (b)(d)		933,000	810,890
Class G, 5.25% 11/15/44 (b)(d)		329,000	268,385
Class XA, 1.7587% 11/15/44 (b)(d)(m)		3,970,080	213,126
Series 2012-C10:
Class E, 4.448% 12/15/45 (b)(d)		1,190,000	898,650
Class F, 4.448% 12/15/45 (b)(d)		1,726,000	953,337
Series 2012-C6 Class D, 5.5801% 4/15/45 (b)(d)		540,000	532,476
Series 2012-C7:
Class C, 4.8259% 6/15/45 (d)		1,270,000	1,289,370
Class E, 4.8259% 6/15/45 (b)(d)		2,501,000	2,126,331
Class F, 4.5% 6/15/45 (b)		357,000	265,946
Class G, 4.5% 6/15/45 (b)		1,076,000	680,240
Series 2012-C8:
Class D, 4.8938% 8/15/45 (b)(d)		650,000	642,786
Class E, 4.8938% 8/15/45 (b)(d)		335,000	323,623
Series 2013-C11:
Class D, 4.2082% 3/15/45 (b)(d)		870,000	794,410
Class E, 4.2082% 3/15/45 (b)(d)		1,750,000	1,356,369
Series 2013-C13 Class D, 4.1386% 5/15/45(b)(d)		600,000	553,861
Series 2013-C16 Class D, 4.9797% 9/15/46 (b)(d)		193,000	183,211
Series 2013-UBS1 Class D, 4.6243% 3/15/46 (b)(d)		756,000	702,431
Series 2014-C21 Class XA, 1.1336% 8/15/47 (d)(m)		105,490,012	5,518,151
Series 2014-C24 Class XA, 0.9548% 11/15/47 (d)(m)		34,683,122	1,618,755
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 4.9592% 11/15/29 (b)(d)(e)		1,054,900	1,056,763
Class G, 1 month U.S. LIBOR + 3.001% 4.2589% 11/15/29 (b)(d)(e)		456,347	449,891
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(d)		830,000	732,376
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		489,000	376,502
Class PR2, 3.516% 6/5/35 (b)(d)		1,260,000	917,494
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $655,610,865)			656,265,854

Municipal Securities - 1.3%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,928,228
7.3% 10/1/39		27,595,000	40,862,400
7.5% 4/1/34		9,105,000	13,347,202
7.55% 4/1/39		18,745,000	29,009,387
7.6% 11/1/40		14,220,000	22,470,728
7.625% 3/1/40		10,110,000	15,630,970
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,452,079
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,648,209
Series 2012 B, 5.432% 1/1/42		3,285,000	3,199,820
Series 2014 B, 6.314% 1/1/44		4,955,000	5,307,548
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		3,508,000	3,538,239
4.95% 6/1/23		24,240,000	25,256,141
5.1% 6/1/33		63,045,000	62,654,121
Series 2010-1, 6.63% 2/1/35		11,945,000	13,241,749
Series 2010-3:
5.547% 4/1/19		330,000	339,808
6.725% 4/1/35		17,810,000	19,693,942
7.35% 7/1/35		8,165,000	9,460,704
Series 2010-5, 6.2% 7/1/21		6,528,000	6,850,940
Series 2011:
5.665% 3/1/18		21,275,000	21,455,199
5.877% 3/1/19		77,850,000	80,549,060
Series 2013:
2.69% 12/1/17		3,365,000	3,365,000
3.14% 12/1/18		3,490,000	3,496,073
TOTAL MUNICIPAL SECURITIES
(Cost $382,359,357)			402,757,547

Foreign Government and Government Agency Obligations - 0.8%
Arab Republic of Egypt:
5.875% 6/11/25		$1,125,000	$1,146,465
5.875% 6/11/25 (b)		535,000	545,208
6.125% 1/31/22 (b)		3,575,000	3,726,744
7.5% 1/31/27 (b)		600,000	664,524
8.5% 1/31/47 (b)		3,000,000	3,430,020
Argentine Republic:
5.625% 1/26/22		4,320,000	4,533,840
6.875% 4/22/21		11,710,000	12,711,205
7.125% 6/28/2117 (b)		1,355,000	1,388,198
7.5% 4/22/26		2,600,000	2,939,300
Bahamian Republic 6% 11/21/28 (b)		785,000	797,953
Bahrain Kingdom 6.75% 9/20/29 (b)		765,000	748,716
Barbados Government:
7% 8/4/22 (b)		825,000	740,438
7.25% 12/15/21 (b)		90,000	83,025
Belarus Republic:
6.875% 2/28/23 (b)		1,910,000	2,013,446
7.625% 6/29/27 (b)		955,000	1,043,185
8.95% 1/26/18		5,940,000	5,972,314
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,125,060
5.625% 1/7/41		13,135,000	13,384,565
7.125% 1/20/37		4,625,000	5,547,688
8.25% 1/20/34		4,795,000	6,293,438
Buenos Aires Province:
6.5% 2/15/23 (b)		1,350,000	1,434,942
9.95% 6/9/21 (b)		4,065,000	4,709,424
10.875% 1/26/21 (b)		1,125,000	1,285,684
10.875% 1/26/21 (Reg. S)		5,315,000	6,074,141
Cameroon Republic 9.5% 11/19/25 (b)		1,010,000	1,207,112
City of Buenos Aires 8.95% 2/19/21 (b)		525,000	581,438
Colombian Republic:
6.125% 1/18/41		5,000	5,963
7.375% 9/18/37		1,320,000	1,763,520
10.375% 1/28/33		1,875,000	2,934,375
Costa Rican Republic 7% 4/4/44 (b)		675,000	700,643
Croatia Republic:
5.5% 4/4/23 (b)		660,000	727,564
6% 1/26/24 (b)		600,000	683,250
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		355,000	373,689
6.25% 10/4/20 (b)		330,000	348,675
6.25% 7/27/21 (b)		360,000	382,897
Dominican Republic:
5.95% 1/25/27 (b)		1,355,000	1,470,175
6.6% 1/28/24 (b)		520,000	585,000
6.85% 1/27/45 (b)		745,000	836,263
6.875% 1/29/26 (b)		1,220,000	1,393,618
7.45% 4/30/44 (b)		1,265,000	1,508,513
Ecuador Republic:
8.75% 6/2/23 (b)		275,000	298,375
8.875% 10/23/27 (b)		1,645,000	1,742,055
9.65% 12/13/26 (b)		1,000,000	1,122,500
El Salvador Republic:
7.375% 12/1/19 (b)		565,000	593,250
7.65% 6/15/35 (Reg. S)		50,000	52,500
German Federal Republic:
0% 8/15/26(Reg. S)	EUR	300,000	350,476
2.5% 8/15/46	EUR	950,000	1,507,558
4% 1/4/37	EUR	1,720,000	3,164,084
Indonesian Republic:
2.625% 6/14/23	EUR	7,700,000	9,838,547
7.75% 1/17/38 (b)		1,975,000	2,801,281
8.5% 10/12/35 (Reg. S)		2,285,000	3,399,767
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		200,000	206,843
7.25% 4/15/19 (b)		2,940,000	3,038,267
8.25% 4/15/24 (b)		300,000	328,402
Jordanian Kingdom 7.375% 10/10/47 (b)		990,000	1,019,680
Lebanese Republic:
4% 12/31/17		1,239,250	1,233,896
5.15% 6/12/18		3,830,000	3,798,326
5.15% 11/12/18		2,755,000	2,719,593
5.45% 11/28/19		2,170,000	2,106,250
6% 5/20/19		2,735,000	2,705,243
Mongolian People's Republic 8.75% 3/9/24 (b)		1,930,000	2,206,980
Panamanian Republic 9.375% 4/1/29		365,000	553,888
Peruvian Republic 4% 3/7/27 (g)(q)		1,360,000	1,341,709
Province of Santa Fe 7% 3/23/23 (b)		2,780,000	3,003,707
Provincia de Cordoba:
7.125% 6/10/21 (b)		4,155,000	4,477,802
7.45% 9/1/24 (b)		1,920,000	2,098,310
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		612,500	629,344
Republic of Armenia:
6% 9/30/20 (b)		2,106,000	2,221,830
7.15% 3/26/25 (b)		995,000	1,120,728
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,350,000	5,106,468
6.752% 3/9/23 (b)		1,420,000	1,434,217
Republic of Nigeria:
6.5% 11/28/27 (b)		770,000	785,862
6.75% 1/28/21 (b)		240,000	255,000
7.625% 11/28/47 (b)		1,085,000	1,117,550
Republic of Serbia:
6.75% 11/1/24 (b)		1,070,575	1,090,434
7.25% 9/28/21 (b)		735,000	842,310
Russian Federation:
5.25% 6/23/47 (b)		2,400,000	2,474,400
5.625% 4/4/42 (b)		850,000	943,347
5.875% 9/16/43 (b)		755,000	868,184
12.75% 6/24/28 (Reg. S)		5,445,000	9,461,548
Rwanda Republic 6.625% 5/2/23 (b)		985,000	1,019,475
Saudi Arabia Kingdom of 3.625% 3/4/28 (b)		790,000	784,075
South African Republic 5.875% 9/16/25		575,000	620,368
State of Qatar 9.75% 6/15/30 (b)		565,000	879,711
Turkish Republic:
5.125% 3/25/22		1,590,000	1,639,624
5.625% 3/30/21		1,770,000	1,854,695
6% 3/25/27		975,000	1,023,081
6.25% 9/26/22		6,900,000	7,439,456
6.75% 5/30/40		550,000	592,554
6.875% 3/17/36		1,795,000	1,958,345
7% 6/5/20		1,140,000	1,227,210
7.25% 3/5/38		1,150,000	1,306,975
7.375% 2/5/25		1,495,000	1,702,730
8% 2/14/34		760,000	917,449
11.875% 1/15/30		1,455,000	2,249,837
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	907,956
Ukraine Government:
7.75% 9/1/19 (b)		1,185,000	1,244,724
7.75% 9/1/20 (b)		2,965,000	3,148,830
7.75% 9/1/21 (b)		13,049,000	13,897,342
7.75% 9/1/22 (b)		10,079,000	10,717,202
7.75% 9/1/23 (b)		519,000	551,447
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	276,494
1.5% 7/22/47	GBP	1,350,000	1,669,822
2% 9/7/25(Reg. S)	GBP	1,285,000	1,849,361
4.25% 3/7/36	GBP	1,495,000	2,797,213
4.5% 9/7/34	GBP	2,135,000	4,044,056
Uruguay Republic 7.875% 1/15/33 pay-in-kind		825,000	1,177,688
Venezuelan Republic:
9.25% 9/15/27		4,270,000	1,003,450
11.95% 8/5/31 (Reg. S)		2,420,000	520,300
12.75% 8/23/22		550,000	132,000
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (d)(e)(g)		195,000	172,464
4% 3/12/28 (g)(q)		6,029,167	5,992,871
4.8% 11/19/24 (b)		550,000	585,537
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $251,302,031)			266,807,071
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	873,440
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		154,425	1,775,888
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp.		67,596	1,938,575
Southwestern Energy Co. (r)		104,928	667,342
Warrior Metropolitan Coal, Inc.		31,922	709,307
			3,315,224

TOTAL ENERGY			5,091,112

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	3,287,580
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Holdings, Inc.		14,162	200,251
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (g)(r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			234,851

TOTAL COMMON STOCKS
(Cost $22,288,579)			9,486,983

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	3,536,550
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	331,875
RLJ Lodging Trust 1.95%		17,900	491,892
			823,767

TOTAL CONVERTIBLE PREFERRED STOCKS			4,360,317

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		27,600	697,728
CYS Investments, Inc. Series B, 7.50%		17,000	422,110
MFA Financial, Inc. Series B, 7.50%		22,500	569,925
			1,689,763
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25% (r)		9,106	1,933,448
TOTAL FINANCIALS			3,623,211
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		24,500	668,850
Boston Properties, Inc. 5.25%		17,500	449,577
Cedar Realty Trust, Inc.:
Series B, 7.25%		4,339	109,364
Series C 6.50%		10,000	252,500
DDR Corp. Series K, 6.25%		17,823	450,565
National Storage Affiliates Trust Series A 6.00% (r)		11,900	304,640
PS Business Parks, Inc. Series W 5.20%		100	2,535
Public Storage Series F 5.15%		37,000	937,210
Retail Properties America, Inc. Series A, 7.00%		24,109	611,163
Rexford Industrial Realty, Inc. Series B 5.875% (r)		28,300	706,651
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	466,999
Taubman Centers, Inc. Series J, 6.50%		11,338	286,851
			5,246,905

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,870,116

TOTAL PREFERRED STOCKS
(Cost $13,668,595)			13,230,433
		Principal Amount(a)	Value

Bank Loan Obligations - 4.7%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 11/27/20 (d)(e)		4,529,729	4,239,056
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.3328% 11/27/21 (d)(e)		1,594,000	1,349,592
			5,588,648
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 2/1/24 (d)(e)		1,404,939	1,415,476
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5998% 2/1/25 (d)(e)		385,000	392,700
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.29% 12/31/18 (d)(e)		750,577	752,453
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.7423% 4/18/23 (d)(e)		1,940,750	1,981,991
			4,542,620
Diversified Consumer Services - 0.2%
Avatar Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.016% 9/7/24 (d)(e)		1,000,000	1,003,750
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 11/7/23 (d)(e)		1,500,621	1,503,997
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1473% 11/14/22 (d)(e)		7,271,009	7,325,541
Creative Artists Agency LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7503% 2/15/24 (d)(e)		937,638	945,843
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.34% 7/3/20 (d)(e)		1,148,725	1,128,622
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 8/13/22 (d)(e)		4,431,484	4,453,642
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (d)(e)		1,000,000	1,005,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 4/26/24 (d)(e)		23,417,325	23,570,943
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2421% 7/6/24 (d)(e)		2,500,000	2,510,725
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 11/8/23 (d)(e)		2,977,500	2,982,145
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 5/14/22 (d)(e)		4,765,578	4,783,448
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3498% 5/14/23 (d)(e)(g)		360,000	356,400
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.23% 11/20/24 (d)(e)		8,000,000	7,867,520
Zodiac Pool Solutions LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3328% 12/20/23 (d)(e)		1,320,025	1,323,325
			60,760,901
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.085% 5/30/21 (d)(e)		2,928,404	2,925,973
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/1/23 (d)(e)		1,922,903	1,932,517
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 6.8498% 2/15/24 (d)(e)		1,201,988	1,208,995
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.3626% 10/20/21 (d)(e)		4,125,923	4,143,211
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7011% 9/15/23 (d)(e)		2,179,744	2,188,943
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5931% 2/17/24 (d)(e)		8,422,864	8,417,642
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 10/11/20 (d)(e)		12,530,096	12,522,327
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 5/8/21 (d)(e)		15,421,403	15,418,165
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 9/28/24 (e)(s)		28,000,000	28,140,000
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 8/8/21 (d)(e)		2,680,505	2,689,887
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 2/14/21 (d)(e)		3,687,513	3,545,765
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 4/18/24 (d)(e)		3,137,138	3,150,094
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 8/25/24 (d)(e)		1,640,888	1,649,781
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 2/1/24 (d)(e)		7,795,000	7,833,975
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.554% 4/17/24 (d)(e)		3,290,555	3,286,442
Equinox Holdings, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3498% 9/8/24 (d)(e)		940,000	967,617
Equinox Holdings, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.569% 3/8/24 (d)(e)		2,238,750	2,252,742
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 8/30/23 (d)(e)		2,996,272	3,000,437
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 7/1/20 (d)(e)		1,086,193	1,101,129
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 11/30/23 (d)(e)		6,439,061	6,468,552
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.0828% 2/22/23 (d)(e)		2,997,488	3,028,392
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.29% 10/20/24 (d)(e)		10,600,000	10,604,452
3 month U.S. LIBOR + 7.000% 8.29% 10/20/25 (d)(e)		2,700,000	2,716,875
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.598% 10/4/23 (d)(e)		14,843,643	14,950,814
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 4/25/24 (d)(e)		1,107,225	1,108,609
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.3275% 10/25/23 (d)(e)		4,968,134	4,991,533
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 7/31/24 (d)(e)		3,415,000	3,438,495
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.1092% 4/14/21 (d)(e)		3,530,230	3,542,586
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2285% 6/10/22 (d)(e)		3,543,390	3,545,622
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 4/25/21 (d)(e)		1,771,000	1,771,744
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 10/14/23 (d)(e)		1,415,000	1,426,943
NVA Holdings, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 8/14/21 (d)(e)		440,000	442,750
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8607% 1/19/24 (d)(e)		751,225	754,515
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3699% 4/27/24 (d)(e)		5,719,800	5,739,819
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5998% 7/28/21 (d)(e)		2,046,435	2,051,551
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.67% 5/11/24 (d)(e)		293,525	295,360
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.657% 8/14/24 (d)(e)		11,040,000	11,135,054
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 3/31/24 (d)(e)		1,089,525	1,074,348
SMG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 2/27/20 (d)(e)		1,530,048	1,531,011
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.82% 6/8/23 (d)(e)		5,175,863	5,185,283
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 11/27/20 (d)(e)		836,321	838,411
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.1% 12/31/21 (d)(e)		1,725,000	1,722,844
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6% 5/31/24 (d)(e)		1,963,600	1,967,292
			196,708,497
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3498% 9/25/24 (d)(e)		15,464,576	15,107,035
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 8/19/23 (d)(e)		2,462,500	2,476,512
Red Ventures LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3347% 11/8/25 (d)(e)		1,368,000	1,363,732
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3347% 11/8/24 (d)(e)		8,135,000	8,091,803
			27,039,082
Leisure Products - 0.0%
Hayward Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 8/4/24 (d)(e)		1,415,000	1,418,538
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 9/26/21 (d)(e)		1,750,897	1,523,771
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 7/28/25 (d)(e)		1,990,013	1,974,252
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5003% 12/15/23 (d)(e)		1,740,616	1,738,440
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5003% 12/15/22 (d)(e)		5,012,214	5,024,744
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.57% 5/1/24 (d)(e)		1,017,450	1,018,722
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3/2/24 (e)(s)		6,120,000	6,158,250
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 7/8/22 (d)(e)		1,816,011	1,813,741
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 7/8/23 (d)(e)		465,000	461,898
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4949% 6/7/23 (d)(e)		6,067,375	5,770,741
Charter Communication Operating LLC:
term loan:
3 month U.S. LIBOR + 2.000% 3.35% 7/1/20 (d)(e)		1,459,094	1,464,157
3 month U.S. LIBOR + 2.000% 3.35% 1/3/21 (d)(e)		4,358,335	4,370,887
Tranche H, term loan 3 month U.S. LIBOR + 2.000% 3.35% 1/15/22 (d)(e)		985,000	988,083
Tranche I, term loan 3 month U.S. LIBOR + 2.250% 3.5% 1/15/24 (d)(e)		6,239,975	6,266,495
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.0828% 1/30/19 (d)(e)		8,600,000	6,478,638
Emerald Exposit Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 5/22/24 (d)(e)		1,436,400	1,441,183
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/18/19 (d)(e)		4,401,728	3,824,001
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 5/29/21 (d)(e)		4,583,882	4,251,551
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.43% 12/18/20 (d)(e)		1,938,474	1,940,897
Lions Gate Entertainment Corp. term loan 3 month U.S. LIBOR + 3.000% 4.3498% 12/8/23 (d)(e)		1,850,000	1,850,000
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.21% 1/15/25 (d)(e)		830,000	831,453
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.3498% 5/4/22 (d)(e)		6,798,938	6,802,609
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5135% 7/17/25 (d)(e)		2,638,267	2,621,778
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.2439% 10/4/23 (d)(e)		5,050,869	5,069,810
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.3491% 1/1/26 (d)(e)		3,425,000	3,339,375
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9923% 10/24/21 (d)(e)		3,907,355	3,948,069
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0775% 8/23/24 (d)(e)		2,060,000	2,072,875
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/15/22 (d)(e)		8,677,856	8,706,493
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5003% 9/30/25 (d)(e)		4,130,000	4,128,265
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7503% 1/31/26(d)(e)		5,000,000	4,996,900
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5327% 8/19/23 (d)(e)		9,075,000	8,986,156
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7503% 4/15/25 (d)(e)		4,610,000	4,582,340
			114,446,574
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (d)(e)		10,649,154	9,701,380
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3196% 6/15/23 (d)(e)		1,331,550	1,328,221
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3143% 7/2/22 (d)(e)		5,136,085	4,116,007
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.77% 11/7/24 (d)(e)		3,000,000	2,999,250
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.34% 10/11/19 (d)(e)		1,860,847	1,547,611
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.4329% 8/19/22 (d)(e)		4,674,707	4,678,027
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 1/26/23 (d)(e)		4,766,805	3,747,900
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.34% 3/11/22 (d)(e)		10,473,351	9,017,555
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (e)(f)		2,013,658	20,137
			27,454,708
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7427% 12/11/21 (d)(e)		4,542,675	4,572,974

TOTAL CONSUMER DISCRETIONARY			452,233,922

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.042% 12/16/23 (d)(e)		1,985,000	1,993,694
Food & Staples Retailing - 0.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 11/16/24 (e)(s)		2,235,000	2,248,969
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.0998% 8/25/21 (d)(e)		15,496,402	15,041,273
3 month U.S. LIBOR + 3.000% 4.3297% 12/21/22 (d)(e)		3,979,430	3,865,658
3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (d)(e)		6,836,741	6,640,184
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7421% 2/3/25 (d)(e)		2,000,000	1,945,840
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9921% 2/3/24 (d)(e)		7,897,769	7,766,745
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.85% 6/28/20 (d)(e)		1,072,224	927,474
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/21/21 (d)(e)		3,844,212	3,832,218
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2827% 6/16/23 (d)(e)		6,223,725	6,267,291
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0828% 6/30/22 (d)(e)		2,913,000	2,745,503
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.2703% 6/30/21 (d)(e)		3,323,769	3,302,996
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 11/15/22 (d)(e)		4,033,000	3,947,299
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.1% 6/27/23 (d)(e)		3,456,250	3,473,531
			62,004,981
Food Products - 0.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5998% 3/20/24 (d)(e)		805,950	814,010
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7421% 10/7/23 (d)(e)		4,524,464	4,569,709
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 8/3/22 (d)(e)		1,054,010	1,055,064
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7635% 10/30/22 (d)(e)		2,472,444	2,419,286
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 5/24/24 (d)(e)		6,279,263	6,299,858
			15,157,927
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.0998% 1/26/24 (d)(e)		2,012,786	2,022,527

TOTAL CONSUMER STAPLES			81,179,129

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.3498% 7/31/20 (d)(e)		2,799,591	2,766,919
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0661% 9/2/21 (d)(e)		6,049,557	3,322,235
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (d)(g)		1,520,311	1,531,714
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0998% 4/16/21 (d)(e)		2,335,000	2,276,625
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 6/3/18 (d)(e)		1,337,010	467,954
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (d)(e)		3,063,248	2,356,158
			12,721,605
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.3498% 11/26/18 (d)(e)		2,121,953	2,133,899
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 5/18/23 (d)(e)		1,995,000	2,012,456
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/22/24 (d)(e)		3,925,163	3,952,168
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6577% 12/31/21 (d)(e)		6,470,000	6,987,600
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.016% 11/17/22 (d)(e)		7,270,000	7,146,483
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (d)(e)		7,870,000	8,371,713
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (d)(e)		2,832,000	2,773,604
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.835% 5/12/18 (d)(e)		3,727,453	3,733,678
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.835% 7/29/21 (d)(e)		2,322,680	2,285,517
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4357% 6/19/19 (d)(e)		3,930,718	3,929,067
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 3/28/22 (d)(e)		1,990,000	1,833,288
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2449% 3/1/24 (d)(e)		3,500,000	3,438,750
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.83% 8/19/21 (d)(e)		7,189,591	7,234,526
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.2827% 2/15/24 (d)(e)		2,850,676	2,811,479
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5621% 10/31/24 (d)(e)		2,410,000	2,413,013
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (d)(e)		5,718,252	5,518,113
			66,575,354

TOTAL ENERGY			79,296,959

FINANCIALS - 0.3%
Capital Markets - 0.1%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.35% 4/27/24 (d)(e)		3,037,388	3,041,184
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.6067% 10/5/24 (d)(e)		1,180,000	1,180,366
HarbourVest Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8586% 2/4/21 (d)(e)		688,600	688,311
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3172% 9/9/22 (d)(e)		2,505,000	2,436,113
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0672% 9/10/21 (d)(e)		1,654,892	1,652,310
Jane Street Group LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8793% 8/25/22 (d)(e)		2,000,000	2,015,000
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24(e)(t)		205,357	206,127
3 month U.S. LIBOR + 3.750% 5.2539% 9/29/24 (d)(e)		1,519,643	1,525,342
			12,744,753
Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3801% 10/31/24 (d)(e)		3,415,000	3,445,940
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 10/6/23 (d)(e)		4,118,000	4,147,608
Extell Boston 5.154% 8/31/21 (d)		1,076,575	1,080,343
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.75% 7/14/22(d)(e)		3,000,000	3,031,500
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 10/30/22 (d)(e)		2,000,000	2,015,000
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5735% 7/3/24 (d)(e)		1,385,000	1,395,388
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 7/3/24 (d)(e)		997,500	1,004,981
Nab Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5135% 6/30/24 (d)(e)		1,750,613	1,761,554
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 2/10/24 (d)(e)		2,736,250	2,599,438
Peak 10 Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8161% 8/1/24 (d)(e)		1,000,000	1,001,560
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6526% 11/9/24 (d)(e)		2,500,000	2,528,125
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3498% 4/9/23 (d)(e)		4,893,918	4,911,047
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.58% 8/18/23 (d)(e)		2,966,278	2,980,635
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.4923% 6/30/23 (d)(e)		1,485,000	1,492,885
			33,396,004
Insurance - 0.1%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6473% 11/22/23 (d)(e)		5,971,350	6,021,748
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5775% 8/14/22 (d)(e)		3,924,863	3,939,817
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0998% 1/25/25 (d)(e)		275,000	278,713
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.0699% 1/25/24 (d)(e)		1,488,750	1,492,472
Asurion LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 11/3/23 (d)(e)		7,621,474	7,648,835
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.0998% 8/4/22 (d)(e)		4,680,974	4,700,494
3 month U.S. LIBOR + 6.000% 7.3498% 8/4/25 (d)(e)		3,935,000	4,034,359
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4127% 10/2/20 (d)(e)		4,788,142	4,807,295
USI, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5/16/24 (e)(s)		4,895,000	4,870,525
3 month U.S. LIBOR + 3.000% 4.3498% 5/16/24 (d)(e)		4,680,000	4,667,317
			42,461,575
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6935% 11/4/21 (d)(e)		5,245,752	5,153,951
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 4/25/23 (d)(e)		4,798,207	4,817,064
			9,971,015
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2449% 12/5/20 (d)(e)		1,262,215	1,263,010

TOTAL FINANCIALS			99,836,357

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 6/22/24 (d)(e)		2,817,938	2,775,668
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 3/21/24 (d)(e)		1,905,427	1,914,954
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 6/30/21 (d)(e)		8,936,924	8,953,725
			13,644,347
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.2288% 12/31/19 (d)(e)		1,254,624	1,219,444
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (d)(e)		9,149,915	8,754,730
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.35% 12/1/23 (d)(e)		5,461,237	5,471,505
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/30/24 (d)(e)		1,256,850	1,260,520
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (d)(e)		2,977,538	2,994,093
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.3498% 3/18/23 (d)(e)		7,900,300	7,924,001
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 4/9/21 (d)(e)		1,558,472	1,561,402
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 6/7/23 (d)(e)		2,273,055	2,274,123
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 7/31/22 (d)(e)		1,166,057	1,141,279
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 6/23/24 (d)(e)		997,500	996,253
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3328% 12/31/23 (d)(e)		3,000,000	2,955,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 12/31/22 (d)(e)		7,392,552	7,194,801
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 2/11/23 (d)(e)		3,440,980	3,449,583
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 10/31/24 (e)(s)		2,500,000	2,512,500
			49,709,234
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.8498% 10/21/24 (d)(e)		673,321	680,054
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 10/21/23 (d)(e)		3,877,500	3,900,106
			4,580,160
Life Sciences Tools & Services - 0.0%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.5828% 8/30/24 (d)(e)		1,105,000	1,108,227
3 month U.S. LIBOR + 7.000% 8.3328% 8/30/25 (d)(e)		580,000	587,250
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 8/11/24 (d)(e)		5,000,000	5,027,100
			6,722,577
Pharmaceuticals - 0.1%
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8498% 2/15/23 (d)(e)		2,439,324	2,431,201
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9357% 8/18/22 (d)(e)		2,540,000	2,546,350
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0998% 11/25/20 (d)(e)		255,000	254,363
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 6.6173% 11/25/22 (d)(e)		4,215,000	4,215,000
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 3/27/23 (d)(e)		3,967,879	3,984,425
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.75% 4/1/22 (d)(e)		10,097,156	10,230,944
			23,662,283

TOTAL HEALTH CARE			98,318,601

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
term loan 3 month U.S. LIBOR + 2.750% 4.0998% 5/14/22 (d)(e)		980,870	982,950
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 6/9/23 (d)(e)		19,295,656	19,297,586
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.346% 8/22/24 (d)(e)		7,750,575	7,784,988
			28,065,524
Air Freight & Logistics - 0.0%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8539% 10/18/20 (d)(e)		1,625,000	1,625,000
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4921% 10/5/24 (d)(e)		3,000,000	3,026,250
			4,651,250
Airlines - 0.1%
American Airlines, Inc.:
term loan 3 month U.S. LIBOR + 2.000% 3.2503% 12/14/23 (d)(e)		4,445,000	4,438,910
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2461% 10/10/21 (d)(e)		6,177,773	6,175,858
			10,614,768
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 4/1/23 (d)(e)		3,795,806	3,816,379
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 10/17/23 (d)(e)		992,500	999,120
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 7/1/22 (d)(e)		1,718,653	1,729,395
			6,544,894
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 9/29/24 (d)(e)		975,000	982,927
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6149% 6/21/24 (d)(e)		9,052,313	9,089,699
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.0717% 11/3/23 (d)(e)		4,900,000	4,913,769
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (d)(e)		3,055,000	3,072,200
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.875% 3/9/23 (d)(e)		1,117,740	1,123,799
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 4/7/21 (d)(e)		14,371,889	14,403,364
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.6301% 6/1/22 (d)(e)		1,739,487	1,752,533
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.8328% 6/30/19 (d)(e)		1,086,203	1,086,203
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 9/20/24 (d)(e)		1,280,000	1,287,462
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.625% 2/1/24 (d)(e)		1,347,089	1,282,684
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 5/2/22 (d)(e)		11,252,700	11,330,118
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 12/8/23 (d)(e)(g)		2,481,250	2,475,047
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3363% 12/18/20 (d)(e)		2,680,685	2,690,737
Thomson Reuters IP&S term loan 1 month U.S. LIBOR + 3.250% 4.5998% 10/3/23 (d)(e)		3,776,945	3,787,181
TMK Hawk Parent Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 9/26/24 (e)(s)		55,556	55,889
3 month U.S. LIBOR + 3.500% 4.8799% 9/26/24 (d)(e)		1,244,444	1,251,911
West Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 10/10/24 (d)(e)		1,763,767	1,760,910
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 9/28/24 (d)(e)		1,425,000	1,433,393
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 1/15/21 (d)(e)		2,212,417	2,227,639
			66,007,465
Construction & Engineering - 0.1%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/27/24 (d)(e)		3,515,000	3,547,514
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 5/21/22 (d)(e)		3,157,470	3,181,151
			6,728,665
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 11/30/23 (d)(e)		2,507,499	2,517,956
Machinery - 0.0%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7827% 5/18/24 (d)(e)		1,601,932	1,608,740
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 7/30/24 (d)(e)		1,030,000	1,033,224
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 3/13/22 (d)(e)		3,595,806	3,612,095
The Gates Corp. term loan 3 month U.S. LIBOR + 3.000% 4.3883% 3/31/24 (d)(e)		392,019	393,979
			6,648,038
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.85% 6/22/22 (d)(e)		2,911,688	2,911,688
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.32% 9/14/20 (d)(e)		2,925,001	2,910,376
			5,822,064
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 4/4/24 (d)(e)		3,358,125	3,371,658
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.9375% 5/4/22 (d)(e)		1,405,732	1,414,518
			4,786,176
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 1/2/25 (e)(s)		1,000,000	1,001,880
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.41% 2/9/23 (d)(e)		2,070,479	2,071,121
			3,073,001
Transportation Infrastructure - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 10.0998% 11/12/20 (d)(e)		1,139,941	689,664
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1% 7/7/22 (d)(e)		3,279,848	3,298,707
			3,988,371

TOTAL INDUSTRIALS			149,448,172

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Polycom, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5552% 9/27/23 (d)(e)		706,883	712,715
Radiate Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2/1/24 (e)(s)		2,000,000	1,983,760
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 2/1/24 (d)(e)		6,474,906	6,422,330
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.3129% 1/19/21 (d)(e)		1,955,175	1,957,267
			11,076,072
Electronic Equipment & Components - 0.1%
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.3498% 1/31/24 (d)(e)		1,985,000	2,014,775
Exc Holdings Iii Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 11/16/24 (d)(e)		1,210,000	1,217,563
3 month U.S. LIBOR + 7.500% 11/16/25 (e)(s)		750,000	752,190
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (d)(e)		9,385,861	9,410,639
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 2/1/22 (d)(e)		2,197,380	2,194,172
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.8322% 10/16/22 (d)(e)		1,908,243	1,903,472
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 9/28/24 (d)(e)		2,000,000	2,006,260
			19,499,071
Internet Software & Services - 0.2%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.375% 8/16/23 (d)(e)		1,815,852	1,830,379
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5% 10/19/23 (d)(e)		4,950,000	4,973,216
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 11/14/24 (e)(s)		2,500,000	2,500,000
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.4583% 2/9/23 (d)(e)		6,618,757	6,658,734
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8328% 9/29/24 (d)(e)		5,605,000	5,628,653
3 month U.S. LIBOR + 8.500% 9.8328% 9/29/25 (d)(e)		1,000,000	1,010,310
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.07% 9/15/24 (d)(e)		2,000,000	1,989,380
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3847% 11/3/23 (d)(e)		14,273,312	14,250,332
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 5/12/21 (d)(e)		925,392	930,019
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3275% 7/13/23 (d)(e)		12,830,534	12,926,763
Vfh Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1348% 12/30/21 (d)(e)		1,425,000	1,430,344
			54,128,130
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.8129% 9/15/20 (d)(e)		7,301,067	7,299,242
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4561% 3/20/24 (d)(e)		1,990,000	1,987,513
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5629% 7/10/22 (d)(e)		13,988,329	13,987,490
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.3498% 4/22/23 (d)(e)		1,238,388	1,245,607
Information Resources, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.6174% 1/18/25 (d)(e)		1,000,000	1,003,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6174% 1/18/24 (d)(e)		3,089,475	3,107,487
Inmar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.4171% 5/1/25 (d)(e)		290,000	290,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9171% 5/1/24 (d)(e)		852,438	853,503
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (e)(s)		1,758,209	1,758,209
3 month U.S. LIBOR + 3.250% 11/20/24 (e)(s)		141,791	141,791
3 month U.S. LIBOR + 7.250% 11/20/25 (e)(s)		750,000	755,310
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.397% 8/8/25 (d)(e)		700,000	706,342
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.647% 1/8/20 (d)(e)		411,599	416,057
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.147% 8/8/24 (d)(e)		2,440,000	2,461,960
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 5/1/24 (d)(e)		5,356,575	5,344,844
Vantiv LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 8/7/24 (e)(s)		821,793	824,193
3 month U.S. LIBOR + 2.000% 3.2503% 8/7/24 (d)(e)		2,928,207	2,941,267
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 7/1/23 (d)(e)		3,202,535	3,222,038
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 12/7/23 (d)(e)		3,498,563	3,518,259
			51,864,862
Semiconductors & Semiconductor Equipment - 0.0%
Bright Bidco BV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8357% 6/30/24 (d)(e)		2,493,750	2,516,343
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.5968% 8/16/22 (d)(e)		1,566,059	1,566,059
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3828% 1/15/23 (d)(e)		1,386,841	1,390,114
			5,472,516
Software - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (d)(e)		2,025,000	2,023,988
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (d)(e)		7,895,213	7,884,791
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 10.84% 12/20/23 (d)(e)		685,000	689,569
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.59% 12/20/22 (d)(e)		1,920,350	1,933,159
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.6161% 12/15/22 (d)(e)		743,561	744,490
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.63% 12/15/21 (d)(e)		5,216,108	5,263,940
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.1301% 10/31/24 (d)(e)		4,580,000	4,635,830
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.1% 6/1/22 (d)(e)		7,876,713	7,914,443
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.35% 12/20/23 (d)(e)		2,487,500	2,518,594
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 7/1/22 (d)(e)		1,356,591	1,368,462
Ion Trading Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.1328% 11/14/24 (d)(e)		3,000,000	3,002,490
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24 (d)(e)		5,095,000	5,246,780
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9024% 11/1/23 (d)(e)		14,505,570	14,571,280
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.6% 1/20/24 (d)(e)		7,358,571	7,115,738
3 month U.S. LIBOR + 9.000% 10.35% 1/20/25 (d)(e)		2,445,000	2,351,797
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.0629% 6/21/24 (d)(e)		7,012,898	7,023,838
3 month U.S. LIBOR + 2.750% 4.0629% 6/21/24 (d)(e)		1,052,102	1,053,743
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.919% 10/31/22 (d)(e)		4,087,236	4,131,501
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 4/9/21 (d)(e)		6,386,379	6,418,311
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 4/9/22 (d)(e)		2,813,000	2,823,549
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 2/5/23 (d)(e)		2,962,613	2,973,308
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 3/3/23 (d)(e)		4,903,290	4,925,257
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.5828% 9/30/22 (d)(e)		4,889,935	4,886,903
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 7/8/22 (d)(e)		1,625,937	1,635,806
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 7/8/22 (d)(e)		70,557	70,986
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 9/30/23 (d)(e)		3,738,182	3,759,975
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.85% 12/4/20 (d)(e)		775,158	776,514
			107,745,042
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.35% 9/7/23 (d)(e)		1,608,200	1,608,570

TOTAL INFORMATION TECHNOLOGY			251,394,263

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2285% 5/20/21 (d)(e)		2,723,507	2,720,103
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3007% 5/17/24 (d)(e)		1,995,000	2,001,643
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 11/18/23 (d)(e)		1,806,350	1,813,124
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3154% 3/29/24 (d)(e)		1,240,854	1,242,406
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 5/31/23 (d)(e)		2,992,500	2,992,500
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 1/6/22 (d)(e)		1,555,164	1,569,830
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (d)(e)		3,321,614	3,338,222
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 6/7/20 (d)(e)		2,602,699	2,618,966
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 6/30/22 (d)(e)		2,576,819	2,576,819
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 10/12/24 (d)(e)		2,145,000	2,148,582
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.85% 5/12/22 (d)(e)		2,369,108	2,388,369
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 9/6/24 (d)(e)		2,000,000	2,014,380
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (d)(e)		1,900,116	1,915,165
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (d)(e)		4,384,884	4,419,612
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 6/1/24 (d)(e)		1,965,000	1,970,659
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8376% 7/1/24 (d)(e)		1,400,000	1,403,500
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 8/8/24 (d)(e)		1,260,000	1,267,875
			38,401,755
Containers & Packaging - 0.1%
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8% 10/1/22 (d)(e)		1,129,000	1,137,468
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.549% 10/1/21 (d)(e)		5,339,535	5,374,402
Berry Global, Inc.:
term loan 3 month U.S. LIBOR + 2.000% 3.4058% 1/6/21 (d)(e)		3,552,000	3,554,842
Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.5591% 10/1/22 (d)(e)		4,956,562	4,972,076
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5984% 4/3/24 (d)(e)		997,500	1,001,420
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (d)(e)		3,492,450	3,485,919
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 5/16/24 (d)(e)		1,231,913	1,236,914
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 5/22/24 (d)(e)		2,290,000	2,300,878
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.335% 12/29/23 (d)(e)		4,527,250	4,549,886
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.02% 10/14/24 (d)(e)		820,000	823,895
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.375% 7/26/23 (d)(e)		1,069,200	1,073,209
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 2/5/23 (d)(e)		13,027,016	13,084,986
			42,595,895
Metals & Mining - 0.1%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.59% 8/25/23 (d)(e)		7,202,610	6,698,427
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0731% 6/14/21 (d)(e)		2,858,518	2,873,525
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (d)(e)		8,064,842	7,147,466
Walter Energy, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.800% 0% 4/1/18 (e)(f)(g)		2,107,367	0
			16,719,418

TOTAL MATERIALS			97,717,068

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2647% 10/1/21 (d)(e)		980,332	986,459
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.57% 3/23/24 (d)(e)		1,467,625	1,469,460
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 10/24/22 (d)(e)		2,114,382	2,033,782
VICI Properties 1 LLC/VICI FC, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 10/15/22 (e)(s)		1,940,000	1,939,302
			6,429,003
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0998% 12/1/22 (d)(e)		2,469,466	2,491,074
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.35% 3/24/25 (d)(e)		922,111	945,164
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 3/24/24 (d)(e)		171,168	171,510
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.5998% 7/20/22 (d)(e)		4,946,276	4,964,825
Simply Storage Management LLC 8.2375% 9/6/21 (d)(g)		1,305,000	1,305,000
			9,877,573

TOTAL REAL ESTATE			16,306,576

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 1/31/26 (e)(s)		5,500,000	5,335,000
3 month U.S. LIBOR + 2.750% 4.1092% 7/15/25 (d)(e)		3,134,250	3,059,028
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9933% 4/15/24 (d)(e)		2,000,000	2,024,280
Consolidated Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.35% 10/5/23 (d)(e)		1,997,539	1,962,162
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (d)(e)		13,355,000	13,338,306
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 1/31/25 (d)(e)		6,400,000	6,406,016
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8498% 11/1/24 (d)(e)		9,580,000	9,660,855
3 month U.S. LIBOR + 8.250% 9.5998% 11/1/25 (d)(e)		3,360,000	3,383,117
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.1301% 7/31/25 (d)(e)		8,202,775	7,987,452
			53,156,216
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.08% 5/25/24 (d)(e)		4,080,000	4,081,020
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2123% 11/27/23 (d)(e)		12,645,000	12,444,071
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.875% 2/3/24 (d)(e)		8,296,275	8,294,201
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 4/23/19 (d)(e)		4,011,549	3,949,370
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.32% 11/17/23 (d)(e)		5,985,141	6,010,099
Xplornet Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/9/21 (d)(e)		2,139,149	2,159,214
			36,937,975

TOTAL TELECOMMUNICATION SERVICES			90,094,191

UTILITIES - 0.2%
Electric Utilities - 0.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.6% 5/3/20 (d)(e)		1,852,443	1,850,702
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.63% 3/14/21 (d)(e)		884,825	765,374
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 5.63% 3/14/21 (d)(e)		87,227	75,451
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/16/24 (d)(e)		4,445,000	4,478,338
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/18/21 (d)(e)		4,473,483	2,765,194
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 11/13/21 (d)(e)		3,042,000	2,935,530
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.84% 6/13/20 (d)(e)		6,261,839	6,256,642
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 1/30/24 (d)(e)		2,542,861	2,549,218
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 1/30/24 (d)(e)		158,446	158,842
Longview Power LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.39% 4/13/21 (d)(e)		1,955,000	1,282,969
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0965% 8/4/23 (d)(e)		6,465,429	6,491,484
Tranche C, term loan 3 month U.S. LIBOR + 2.750% 4.0839% 8/4/23 (d)(e)		1,485,714	1,491,702
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (d)(e)		1,488,750	1,498,993
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0326% 12/14/23 (d)(e)		1,488,750	1,497,310
			34,097,749
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. Tranche C, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 2/7/24 (d)(e)		6,806,790	6,843,955
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3474% 6/30/18 (d)(e)		13,500,000	13,541,040
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6% 12/9/21 (d)(e)		2,696,298	2,426,668
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 6/26/22 (d)(e)		2,466,745	2,472,912
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.147% 11/8/22 (d)(e)		810,000	817,088
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.454% 5/24/22 (d)(e)		4,049,650	4,062,325
			30,163,988

TOTAL UTILITIES			64,261,737

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,484,290,336)			1,480,086,975

Bank Notes - 0.5%
Capital One NA:
1.65% 2/5/18		$18,801,000	$18,792,916
2.95% 7/23/21		18,827,000	18,949,994
Discover Bank:
(Delaware) 3.2% 8/9/21		25,781,000	26,192,830
3.1% 6/4/20		22,584,000	22,880,693
8.7% 11/18/19		2,958,000	3,274,590
KeyBank NA 6.95% 2/1/28		1,977,000	2,474,949
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,355,867
Regions Bank 7.5% 5/15/18		24,647,000	25,241,969
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,151,400
TOTAL BANK NOTES
(Cost $151,365,404)			153,315,208

Preferred Securities - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(d)	EUR	$1,525,000	$1,894,878
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (c)		4,152,000	4,291,212
Danone SA 1.75% (Reg. S) (c)(d)	EUR	1,500,000	1,786,507
			6,077,719
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (c)(d)		4,985,000	5,046,316
Total SA 2.625% (Reg. S)(c)(d)	EUR	2,150,000	2,718,960
			7,765,276
FINANCIALS - 0.5%
Banks - 0.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		1,860,000	1,998,044
Banco Do Brasil SA 9% (b)(c)(d)		2,050,000	2,302,805
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		1,530,000	1,685,453
Bank of America Corp.:
6.1% (c)(d)		8,141,000	9,129,221
6.25% (c)(d)		5,325,000	5,977,423
6.5% (c)(d)		3,000,000	3,433,693
Bank of Nova Scotia 4.65% (c)(d)		1,700,000	1,706,609
Barclays Bank PLC 7.625% 11/21/22		30,445,000	34,734,894
Barclays PLC:
6.625% (c)(d)		13,935,000	14,530,922
7.875% (Reg. S) (c)(d)	GBP	1,500,000	2,277,110
8.25% (c)(d)		500,000	535,756
BNP Paribas SA 6.75% (Reg. S) (c)(d)		1,500,000	1,647,441
Citigroup, Inc.:
5.875% (c)(d)		4,305,000	4,554,901
5.95% (c)(d)		5,290,000	5,713,887
5.95% (c)(d)		2,285,000	2,436,591
Credit Agricole SA:
6.625% (b)(c)(d)		13,700,000	14,429,804
7.875% (b)(c)(d)		4,250,000	4,883,071
8.125% 9/19/33 (Reg. S) (d)		2,500,000	2,647,212
Erste Group Bank AG 6.5% (Reg. S) (c)(d)	EUR	600,000	837,962
HSBC Holdings PLC 5.25% (c)(d)	EUR	2,000,000	2,659,451
Royal Bank of Scotland Group PLC:
7.5% (c)(d)		9,170,000	9,835,052
8.625% (c)(d)		3,665,000	4,186,130
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (c)	EUR	2,050,000	3,066,925
			135,210,357
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5% (c)(d)		7,500,000	7,474,836
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	2,800,000	3,860,933
			11,335,769
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(c)		985,000	1,005,054
8.625% (Reg. S) (c)		200,000	204,072
			1,209,126
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (c)(d)	GBP	2,900,000	4,543,713
Aviva PLC 6.125% (c)(d)	GBP	2,200,000	3,438,210
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(d)	EUR	2,600,000	3,578,168
			11,560,091

TOTAL FINANCIALS			159,315,343

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(c)		7,325,000	2,681,460
7.5% (Reg. S) (c)		100,000	36,607
			2,718,067
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (c)		1,600,000	1,251,242
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 6.5% (Reg. S) (c)(d)	EUR	5,500,000	6,933,422
TOTAL PREFERRED SECURITIES
(Cost $175,834,306)			185,955,947
		Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.13% (u)
(Cost $569,979,950)		569,946,243	570,060,232

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 2.625% on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 28 Index expiring December 2022, paying 5% quarterly	1/17/18	EUR 31,700,000	$104,501
TOTAL PURCHASED SWAPTIONS
(Cost $198,685)			104,501
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $31,976,629,432)			32,205,313,050
NET OTHER ASSETS (LIABILITIES) - (1.3)%			(420,497,172)
NET ASSETS - 100%			$31,784,815,878

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/47	$(1,400,000)	$(1,395,780)
3% 12/1/47	(16,600,000)	(16,549,964)
3% 12/1/47	(8,400,000)	(8,374,681)
3.5% 12/1/47	(22,500,000)	(23,063,681)

TOTAL FANNIE MAE		(49,384,106)

Freddie Mac
3% 12/1/47	(160,000,000)	(159,530,224)
TOTAL TBA SALE COMMITMENTS
(Proceeds $209,506,438)		$(208,914,330)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	Dec. 2017	$2,865,752	$23,633	$23,633
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	16	March 2018	3,153,686	(3,442)	(3,442)
TSE 10 Year Japanese Government Bond Index Contracts (Japan)	3	Dec. 2017	4,023,191	(11,889)	(11,889)
TOTAL BOND INDEX CONTRACTS					8,302
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	201	March 2018	24,933,422	(138,372)	(138,372)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	128	March 2018	27,444,000	(22,219)	(22,219)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	156	March 2018	18,149,625	(61,615)	(61,615)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	21	March 2018	3,186,094	(17,261)	(17,261)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	49	March 2018	6,525,422	(32,259)	(32,259)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	73	March 2018	12,035,875	(92,470)	(92,470)
TME 10 Year Canadian Note Contracts (Canada)	73	March 2018	7,734,837	(3,944)	(3,944)
TOTAL TREASURY CONTRACTS					(368,140)

TOTAL PURCHASED					(359,838)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	259	March 2018	40,732,343	5,934	5,934
Eurex Euro-Bund Contracts (Germany)	59	March 2018	11,405,202	2,756	2,756
ICE Long Gilt Contracts (United Kingdom)	48	March 2018	8,023,519	15,000	15,000
ICE Medium Gilt Contracts (United Kingdom)	27	March 2018	4,113,392	13,682	13,682
TOTAL BOND INDEX CONTRACTS					37,372
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,150	March 2018	142,653,906	770,242	770,242
CBOT 2-Year U.S. Treasury Note Contracts (United States)	424	March 2018	90,908,250	65,423	65,423
CBOT Long Term U.S. Treasury Bond Contracts (United States)	58	March 2018	8,799,688	47,000	47,000
TOTAL TREASURY CONTRACTS					882,665

TOTAL SOLD					920,037

TOTAL FUTURES CONTRACTS					$560,199

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	2,509,000	USD	2,968,699	Canadian Imperial Bank of Commerce	12/1/17	$17,638
EUR	3,336,000	USD	3,954,594	Credit Suisse Intl.	12/1/17	16,080
EUR	1,621,000	USD	1,944,597	Canadian Imperial Bank of Commerce	2/23/18	(4,976)
EUR	547,000	USD	650,176	Citibank, N.A.	2/23/18	4,342
EUR	5,825,000	USD	6,898,082	Citibank, N.A.	2/23/18	71,872
EUR	179,000	USD	212,218	Goldman Sachs Bank USA	2/23/18	1,966
EUR	239,000	USD	285,458	JPMorgan Chase Bank, N.A.	2/23/18	520
GBP	2,088,000	USD	2,749,623	Citibank, N.A.	2/23/18	82,458
JPY	3,100,000	USD	27,705	JPMorgan Chase Bank, N.A.	2/23/18	(35)
USD	105,100	AUD	137,000	State Street Bank and Trust Co.	2/23/18	1,518
USD	108,959	CAD	138,000	Citibank, N.A.	2/23/18	1,871
USD	3,104,919	EUR	2,610,000	Canadian Imperial Bank of Commerce	2/23/18	(18,099)
USD	144,086	EUR	122,000	Citibank, N.A.	2/23/18	(1,895)
USD	3,967,469	EUR	3,329,000	Credit Suisse Intl.	2/23/18	(15,874)
USD	171,923,711	EUR	146,414,000	Goldman Sachs Bank USA	2/23/18	(3,269,205)
USD	7,110,633	EUR	6,057,000	JPMorgan Chase Bank, N.A.	2/23/18	(136,922)
USD	886,913	EUR	750,000	State Street Bank and Trust Co.	2/23/18	(10,506)
USD	618,100	EUR	521,000	State Street Bank and Trust Co.	2/23/18	(5,307)
USD	979,052	GBP	728,000	Citibank, N.A.	2/23/18	(8,379)
USD	73,310,830	GBP	55,242,000	Goldman Sachs Bank USA	2/23/18	(1,617,237)
USD	586,649	GBP	438,000	JPMorgan Chase Bank, N.A.	2/23/18	(7,437)
USD	559,554	GBP	418,000	Royal Bank Of Canada	2/23/18	(7,404)
USD	52,819	JPY	5,950,000	State Street Bank and Trust Co.	2/23/18	(288)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(4,905,299)
					Unrealized Appreciation	198,265
					Unrealized Depreciation	(5,103,564)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(152,634)	$0	$(152,634)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(110,709)	84,795	(25,914)
Assicurazioni Generali SpA		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,800,000	1,670	(123,805)	(122,135)
Carlsberg Breweries A/S		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,150,000	(160,421)	145,137	(15,284)
Energias De Portugal SA		Jun. 2022	JPMorgan Chase Bank, N.A.	(5%)	Quarterly	EUR 3,550,000	(912,164)	838,381	(73,783)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(116,413)	110,151	(6,262)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	Quarterly	EUR 3,500,000	(40,622)	3,265	(37,357)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,600,000	(100,915)	(113,942)	(214,857)
Santander Issuances SA Unipersonal		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,350,000	11,316	(101,488)	(90,172)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(38,330)	(114,381)	(152,711)
TOTAL BUY PROTECTION							(1,619,222)	728,113	(891,109)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	303,193	0	303,193
Intesa Sanpaolo SpA	Ba1	Jun. 2022	BNP Paribas SA	1%	Quarterly	EUR 1,850,000	(61,418)	173,945	112,527
TOTAL SELL PROTECTION							241,775	173,945	415,720

TOTAL CREDIT DEFAULT SWAPS							$(1,377,447)	$902,058	$(475,389)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Dec. 2027	$17,200,000	$334,293	$0	$334,293
3-month LIBOR(3)	Quarterly	2.75%	Semi - annual	LCH	Dec. 2047	3,000,000	103,407	0	103,407

TOTAL INTEREST RATE SWAPS							$437,700	$0	$437,700

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,777,529,450 or 8.7% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Level 3 security

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,909,690.

 (j) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,910,285.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,695,965.

 (l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $407,392.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $205,357 and $206,127, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,705,130
Total	$2,705,130

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$873,440	$873,440	$--	$--
Energy	8,627,662	5,091,112	3,536,550	--
Financials	3,623,211	1,689,763	1,933,448	--
Materials	3,287,580	3,287,580	--	--
Real Estate	6,070,672	5,246,905	823,767	--
Telecommunication Services	234,851	200,251	--	34,600
Corporate Bonds	9,926,602,719	--	9,926,602,077	642
U.S. Government and Government Agency Obligations	12,844,722,981	--	12,844,722,981	--
U.S. Government Agency - Mortgage Securities	4,696,346,413	--	4,696,346,413	--
Asset-Backed Securities	328,668,258	--	325,638,194	3,030,064
Collateralized Mortgage Obligations	670,901,928	--	670,901,928	--
Commercial Mortgage Securities	656,265,854	--	655,302,447	963,407
Municipal Securities	402,757,547	--	402,757,547	--
Foreign Government and Government Agency Obligations	266,807,071	--	259,300,027	7,507,044
Bank Loan Obligations	1,480,086,975	--	1,474,418,814	5,668,161
Bank Notes	153,315,208	--	153,315,208	--
Preferred Securities	185,955,947	--	185,955,947	--
Money Market Funds	570,060,232	570,060,232	--	--
Purchased Swaptions	104,501	--	104,501	--
Total Investments in Securities:	$32,205,313,050	$586,449,283	$31,601,659,849	$17,203,918
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$198,265	$--	$198,265	$--
Futures Contracts	943,670	943,670	--	--
Swaps	753,879	--	753,879	--
Total Assets	$1,895,814	$943,670	$952,144	$--
Liabilities
Forward Foreign Currency Contracts	$(5,103,564)	$-	$(5,103,564)	$--
Futures Contracts	(383,471)	(383,471)	--	--
Swaps	(1,693,626)	--	(1,693,626)	--
Total Liabilities	$(7,180,661)	$(383,471)	$(6,797,190)	$--
Total Derivative Instruments:	$(5,284,847)	$560,199	$(5,845,046)	$--
Other Financial Instruments:
TBA Sale Commitments	$(208,914,330)	$--	$(208,914,330)	$--
Total Other Financial Instruments:	$(208,914,330)	$--	$(208,914,330)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Core Bond Fund

November 30, 2017

ZCD-QTLY-0118
1.9881605.100

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.6%
General Motors Financial Co., Inc. 4.375% 9/25/21	$200,000	$210,635
Media - 1.3%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	29,472
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	47,533
5.375% 5/1/47	30,000	30,324
Comcast Corp. 6.45% 3/15/37	15,000	19,926
Time Warner Cable, Inc.:
4% 9/1/21	80,000	82,206
7.3% 7/1/38	120,000	147,801
Time Warner, Inc. 6.2% 3/15/40	40,000	47,449
		404,711

TOTAL CONSUMER DISCRETIONARY		615,346

CONSUMER STAPLES - 0.9%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	45,335
4.7% 2/1/36	125,000	138,398
		183,733
Tobacco - 0.3%
Reynolds American, Inc. 7.25% 6/15/37	75,000	103,467

TOTAL CONSUMER STAPLES		287,200

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	35,751
8.125% 9/15/30	26,000	34,781
Anadarko Finance Co. 7.5% 5/1/31	40,000	51,090
Anadarko Petroleum Corp.:
5.55% 3/15/26	40,000	44,464
6.6% 3/15/46	30,000	37,596
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	25,579
5.85% 2/1/35	25,000	29,040
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	24,000	23,739
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,572
5.8% 6/1/45	10,000	12,252
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	20,000	18,600
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,950
Enbridge, Inc.:
4.25% 12/1/26	25,000	26,043
5.5% 12/1/46	25,000	28,808
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,555
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	75,476
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	37,631
Petrobras Global Finance BV:
5.625% 5/20/43	50,000	44,813
6.125% 1/17/22	145,000	154,425
7.25% 3/17/44	50,000	52,188
7.375% 1/17/27	90,000	99,180
Petroleos Mexicanos:
4.625% 9/21/23	330,000	340,725
6.5% 3/13/27 (a)	20,000	22,055
6.75% 9/21/47	130,000	137,462
6.75% 9/21/47 (a)	20,000	21,148
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	44,000	43,808
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	72,538
5.75% 6/24/44	35,000	36,881
Western Gas Partners LP:
4.65% 7/1/26	35,000	36,325
5.375% 6/1/21	48,000	51,059
Williams Partners LP 4.3% 3/4/24	100,000	104,799
		1,765,333
FINANCIALS - 10.6%
Banks - 5.5%
Bank of America Corp.:
3.5% 4/19/26	160,000	162,586
3.705% 4/24/28 (b)	29,000	29,702
5.65% 5/1/18	110,000	111,700
5.875% 1/5/21	60,000	65,953
Barclays PLC 4.375% 1/12/26	200,000	207,810
Citigroup, Inc.:
1.8% 2/5/18	100,000	100,012
2.4% 2/18/20	85,000	84,947
2.876% 7/24/23 (b)	43,000	42,740
4.4% 6/10/25	70,000	73,520
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	258,336
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	35,128
2.95% 10/1/26	135,000	131,850
4.35% 8/15/21	125,000	132,816
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	175,233
6% 12/19/23	65,000	71,899
6.125% 12/15/22	80,000	88,194
		1,772,426
Capital Markets - 3.2%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	23,087
Deutsche Bank AG London Branch 4.1% 1/13/26	100,000	101,727
Goldman Sachs Group, Inc.:
2.625% 4/25/21	35,000	34,979
2.876% 10/31/22 (b)	170,000	169,733
3.691% 6/5/28 (b)	170,000	171,520
3.75% 5/22/25	50,000	51,251
Moody's Corp.:
3.25% 1/15/28 (a)	10,000	9,856
4.875% 2/15/24	9,000	9,882
Morgan Stanley:
3.125% 7/27/26	171,000	167,809
5.625% 9/23/19	100,000	105,706
5.75% 1/25/21	150,000	164,190
		1,009,740
Consumer Finance - 0.9%
Capital One Financial Corp. 2.5% 5/12/20	125,000	124,976
Discover Financial Services:
3.95% 11/6/24	80,000	81,952
4.1% 2/9/27	76,000	77,258
		284,186
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	34,297
3.85% 2/1/25	40,000	39,937
Voya Financial, Inc. 3.125% 7/15/24	12,000	11,892
		86,126
Insurance - 0.7%
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	55,629
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	48,375
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	84,204
Unum Group 3.875% 11/5/25	50,000	51,082
		239,290

TOTAL FINANCIALS		3,391,768

HEALTH CARE - 1.0%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	25,000	26,731
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 6.5% 2/15/20	50,000	53,688
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	40,000	40,666
Mylan N.V.:
3.15% 6/15/21	50,000	50,276
3.95% 6/15/26	20,000	19,939
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	55,000	48,556
3.15% 10/1/26	65,000	54,216
Zoetis, Inc. 3.45% 11/13/20	15,000	15,394
		229,047

TOTAL HEALTH CARE		309,466

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	41,664
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Corporate Office Properties LP 5.25% 2/15/24	157,000	169,366
DDR Corp.:
3.9% 8/15/24	4,000	3,983
4.625% 7/15/22	65,000	68,186
Duke Realty LP 3.625% 4/15/23	50,000	51,277
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	167,757
4.5% 1/15/25	6,000	5,975
4.75% 1/15/28	59,000	58,307
WP Carey, Inc. 4% 2/1/25	28,000	28,107
		552,958
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	105,311
3.95% 11/15/27	19,000	18,798
Digital Realty Trust LP:
4.75% 10/1/25	45,000	49,018
5.25% 3/15/21	30,000	32,313
Liberty Property LP 4.4% 2/15/24	40,000	42,649
Mack-Cali Realty LP 3.15% 5/15/23	50,000	46,436
Ventas Realty LP 3.5% 2/1/25	65,000	65,445
		359,970

TOTAL REAL ESTATE		912,928

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
3.6% 2/17/23	100,000	102,279
6.3% 1/15/38	50,000	58,423
Verizon Communications, Inc.:
5.012% 4/15/49	30,000	31,070
5.012% 8/21/54	85,000	85,720
5.5% 3/16/47	11,000	12,296
		289,788
UTILITIES - 0.7%
Electric Utilities - 0.5%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,184
7.375% 11/15/31	85,000	113,287
IPALCO Enterprises, Inc. 3.7% 9/1/24 (a)	10,000	9,956
		170,427
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	50,000	55,375

TOTAL UTILITIES		225,802

TOTAL NONCONVERTIBLE BONDS
(Cost $7,713,224)		7,839,295

U.S. Government and Government Agency Obligations - 41.0%
U.S. Treasury Inflation-Protected Obligations - 6.8%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	685,062	684,573
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$1,353,845	$1,329,306
0.375% 7/15/27	171,530	168,707

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,182,586

U.S. Treasury Obligations - 34.2%
U.S. Treasury Bonds:
3% 2/15/47	947,000	976,964
3% 5/15/47	247,000	254,815
U.S. Treasury Notes:
1.125% 2/28/19	1,211,000	1,201,918
1.75% 6/30/22	332,000	326,566
1.875% 3/31/22	7,066,000	6,998,649
2.125% 11/30/24	651,000	642,710
2.25% 10/31/24	146,000	145,413
2.25% 2/15/27	415,000	409,067

TOTAL U.S. TREASURY OBLIGATIONS		10,956,102

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,223,872)		13,138,688

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.2%
3% 12/1/47 (c)
(Cost $50,141)	50,000	49,849

Asset-Backed Securities - 0.6%
CAM Mortgage Trust Series 2016-2 Class A2, 5% 6/15/57 (a)	$100,000	$100,055
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	50,000	50,395
Class A2II, 4.03% 11/20/47 (a)	50,000	50,358
TOTAL ASSET-BACKED SECURITIES
(Cost $200,172)		200,808

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
CSMC Trust Series 2009-5R Class 2A2, 3.3295% 7/26/49 (a)(b)	14,872	14,893
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	33,565	33,808
Towd Point Mortgage Trust Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	89,335	89,544
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $139,222)		138,245

Commercial Mortgage Securities - 0.5%
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.3822% 12/15/34 (a)(b)	125,000	125,746
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	25,000	25,383
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $152,198)		151,129

Municipal Securities - 1.0%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	133,412
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$125,000	$124,225
Series 2010-3, 5.547% 4/1/19	70,000	72,080
TOTAL MUNICIPAL SECURITIES
(Cost $312,694)		329,717

Foreign Government and Government Agency Obligations - 0.3%
Dominican Republic 5.95% 1/25/27 (a)		$
(Cost $106,148)	$100,000	$108,500
	Shares	Value

Fixed-Income Funds - 29.1%
Fidelity Floating Rate Central Fund (d)	15,851	1,636,487
Fidelity Mortgage Backed Securities Central Fund (d)	47,241	5,087,401
Fidelity Specialized High Income Central Fund (d)	25,282	2,612,176
TOTAL FIXED-INCOME FUNDS
(Cost $9,334,108)		9,336,064

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.13% (e)
(Cost $584,960)	584,843	584,960
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $31,816,739)		31,877,255
NET OTHER ASSETS (LIABILITIES) - 0.7%		211,480
NET ASSETS - 100%		$32,088,735

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $885,533 or 2.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,554
Fidelity Floating Rate Central Fund	16,848
Fidelity Mortgage Backed Securities Central Fund	31,154
Fidelity Specialized High Income Central Fund	28,278
Total	$79,834

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$1,244,345	$391,848	$--	$--	$294	$1,636,487	0.1%
Fidelity Mortgage Backed Securities Central Fund	4,765,339	481,251	109,739	645	(50,095)	5,087,401	0.1%
Fidelity Specialized High Income Central Fund	2,034,874	606,631	--	--	(29,329)	2,612,176	0.4%
Total	$8,044,558	$1,479,730	$109,739	$645	$(79,130)	$9,336,064

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$7,839,295	$--	$7,839,295	$--
U.S. Government and Government Agency Obligations	13,138,688	--	13,138,688	--
U.S. Government Agency - Mortgage Securities	49,849	--	49,849	--
Asset-Backed Securities	200,808	--	200,808	--
Collateralized Mortgage Obligations	138,245	--	138,245	--
Commercial Mortgage Securities	151,129	--	151,129	--
Municipal Securities	329,717	--	329,717	--
Foreign Government and Government Agency Obligations	108,500	--	108,500	--
Fixed-Income Funds	9,336,064	9,336,064	--	--
Money Market Funds	584,960	584,960	--	--
Total Investments in Securities:	$31,877,255	$9,921,024	$21,956,231	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

November 30, 2017

TBDK6-QTLY-0118
1.9884013.100

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.8%
General Motors Financial Co., Inc. 4.375% 9/25/21	$3,950,000	$4,160,040
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	370,000	545,241
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	945,000	998,185
Comcast Corp. 6.45% 3/15/37	365,000	484,858
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,520,818
7.3% 7/1/38	2,420,000	2,980,660
Time Warner, Inc. 6.2% 3/15/40	840,000	996,420
		7,526,182

TOTAL CONSUMER DISCRETIONARY		11,686,222

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	45,335
4.7% 2/1/36	2,325,000	2,574,210
		2,619,545
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	75,000	103,467

TOTAL CONSUMER STAPLES		2,723,012

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	555,411
8.125% 9/15/30	398,000	532,417
Anadarko Finance Co. 7.5% 5/1/31	790,000	1,009,034
Anadarko Petroleum Corp.:
5.55% 3/15/26	515,000	572,479
6.6% 3/15/46	630,000	789,514
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	537,155
5.85% 2/1/35	525,000	609,834
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	534,000	528,189
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,572
5.8% 6/1/45	10,000	12,252
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	570,000	530,100
DCP Midstream Operating LP 3.875% 3/15/23	520,000	518,700
Enbridge, Inc.:
4.25% 12/1/26	525,000	546,895
5.5% 12/1/46	525,000	604,966
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,555
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,584,998
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	37,631
Petrobras Global Finance BV:
6.125% 1/17/22	2,730,000	2,907,450
7.25% 3/17/44	1,300,000	1,356,875
7.375% 1/17/27	2,130,000	2,347,260
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	6,195,000
6.375% 1/23/45	2,300,000	2,346,000
6.5% 3/13/27 (a)	20,000	22,055
6.75% 9/21/47	835,000	882,929
6.75% 9/21/47 (a)	20,000	21,148
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	692,000	688,987
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	2,000,000
4.55% 6/24/24	70,000	72,538
5.75% 6/24/44	35,000	36,881
Western Gas Partners LP:
4.65% 7/1/26	35,000	36,325
5.375% 6/1/21	1,563,000	1,662,607
Williams Partners LP 4.3% 3/4/24	2,000,000	2,095,977
		31,688,734
FINANCIALS - 9.5%
Banks - 4.6%
Bank of America Corp.:
3.5% 4/19/26	2,630,000	2,672,507
3.705% 4/24/28 (b)	528,000	540,779
5.65% 5/1/18	110,000	111,700
5.875% 1/5/21	1,810,000	1,989,572
Barclays PLC 4.375% 1/12/26	900,000	935,143
Citigroup, Inc.:
1.8% 2/5/18	100,000	100,012
2.4% 2/18/20	1,585,000	1,584,007
4.4% 6/10/25	1,970,000	2,069,063
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,225,522
3.8% 6/9/23	1,250,000	1,291,679
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	500,000	530,014
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	35,128
2.95% 10/1/26	3,085,000	3,013,014
4.35% 8/15/21	2,425,000	2,576,630
Rabobank Nederland 4.375% 8/4/25	500,000	526,525
Regions Bank 6.45% 6/26/37	250,000	312,523
Royal Bank of Scotland Group PLC 6.125% 12/15/22	4,745,000	5,231,022
		24,744,840
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	409,268
Deutsche Bank AG 4.5% 4/1/25	1,500,000	1,521,604
Deutsche Bank AG London Branch 4.1% 1/13/26	1,100,000	1,119,000
Goldman Sachs Group, Inc.:
2.625% 4/25/21	3,035,000	3,033,155
2.876% 10/31/22 (b)	170,000	169,733
3.691% 6/5/28 (b)	3,160,000	3,188,254
3.75% 5/22/25	525,000	538,132
Moody's Corp.:
3.25% 1/15/28 (a)	10,000	9,856
4.875% 2/15/24	9,000	9,882
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,572,088
5.625% 9/23/19	100,000	105,706
5.75% 1/25/21	4,650,000	5,089,901
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	989,921
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	524,301
		19,280,801
Consumer Finance - 0.7%
Capital One Financial Corp. 2.5% 5/12/20	625,000	624,879
Discover Financial Services:
3.95% 11/6/24	2,580,000	2,642,944
4.1% 2/9/27	366,000	372,058
		3,639,881
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP 3.25% 9/15/23	1,035,000	1,014,204
Voya Financial, Inc. 3.125% 7/15/24	812,000	804,718
		1,818,922
Insurance - 0.4%
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,056,947
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,123,375
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	84,204
Unum Group 3.875% 11/5/25	50,000	51,082
		2,315,608

TOTAL FINANCIALS		51,800,052

HEALTH CARE - 0.9%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	525,000	561,352
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 6.5% 2/15/20	950,000	1,020,063
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	40,000	40,666
Mylan N.V.:
3.15% 6/15/21	50,000	50,276
3.95% 6/15/26	1,370,000	1,365,839
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	1,055,000	931,384
3.15% 10/1/26	785,000	654,760
Zoetis, Inc. 3.45% 11/13/20	15,000	15,394
		3,058,319

TOTAL HEALTH CARE		4,639,734

INDUSTRIALS - 0.2%
Aerospace& Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,083,256
MATERIALS - 0.2%
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	498,725
4.5% 8/1/47 (a)	500,000	521,960
		1,020,685
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Corporate Office Properties LP 5.25% 2/15/24	146,000	157,500
DDR Corp. 3.9% 8/15/24	61,000	60,746
Duke Realty LP 3.625% 4/15/23	50,000	51,277
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,692,816
4.75% 1/15/28	2,049,000	2,024,949
WP Carey, Inc. 4% 2/1/25	489,000	490,864
		4,478,152
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	572,564
3.95% 11/15/27	311,000	307,695
4.1% 10/1/24	833,000	848,692
Digital Realty Trust LP:
4.75% 10/1/25	1,445,000	1,574,018
5.25% 3/15/21	30,000	32,313
Liberty Property LP 4.4% 2/15/24	40,000	42,649
Ventas Realty LP 3.5% 2/1/25	1,265,000	1,273,654
		4,651,585

TOTAL REAL ESTATE		9,129,737

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
3.6% 2/17/23	2,000,000	2,045,588
6.3% 1/15/38	1,100,000	1,285,312
Verizon Communications, Inc.:
5.012% 8/21/54	1,585,000	1,598,427
5.5% 3/16/47	461,000	515,321
		5,444,648
UTILITIES - 0.7%
Electric Utilities - 0.5%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,184
7.375% 11/15/31	1,985,000	2,645,582
IPALCO Enterprises, Inc. 3.7% 9/1/24 (a)	172,000	171,248
		2,864,014
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	950,000	1,052,125

TOTAL UTILITIES		3,916,139

TOTAL NONCONVERTIBLE BONDS
(Cost $123,540,889)		123,132,219

U.S. Government and Government Agency Obligations - 41.4%
U.S. Treasury Inflation-Protected Obligations - 6.8%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	11,215,174	11,207,180
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27	26,011,914	25,540,432

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		36,747,612

U.S. Treasury Obligations - 34.6%
U.S. Treasury Bonds 3% 2/15/47	18,886,000	19,483,565
U.S. Treasury Notes:
1.5% 5/15/20	$38,929,000	$38,595,974
1.75% 6/30/22	227,000	223,285
1.875% 3/31/22	77,961,000	77,217,936
1.875% 7/31/22	16,694,000	16,502,932
2% 4/30/24	1,427,000	1,402,473
2.125% 7/31/24	9,389,000	9,285,574
2.125% 11/30/24	20,939,000	20,672,355
2.25% 10/31/24	4,682,000	4,663,162

TOTAL U.S. TREASURY OBLIGATIONS		188,047,256

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $226,294,762)		224,794,868

U.S. Government Agency - Mortgage Securities - 0.8%
Fannie Mae - 0.8%
3% 12/1/32 (c)	500,000	509,258
3% 12/1/47 (c)	900,000	897,287
3.5% 12/1/47 (c)	1,025,000	1,050,679
3.5% 12/1/47 (c)	1,025,000	1,050,679
4% 12/1/47 (c)	800,000	835,776
4.5% 12/1/47 (c)	100,000	106,368
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,469,866)		4,450,047

Asset-Backed Securities - 0.7%
CAM Mortgage Trust Series 2016-2 Class A2, 5% 6/15/57 (a)	$1,000,000	$1,000,554
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	280,137	280,219
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	278,000	280,196
Class A2II, 4.03% 11/20/47 (a)	399,000	401,853
Nationstar HECM Loan Trust Series 2017-2A Class A1, 2.12% 9/25/27 (a)	450,691	450,224
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 1.9275% 7/26/66 (a)(b)(d)	100,000	100,779
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	685,209	686,475
Series 2017-3A Class A, 2.54% 11/15/23 (a)	500,000	499,122
TOTAL ASSET-BACKED SECURITIES
(Cost $3,695,761)		3,699,422

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
CSMC Trust Series 2009-5R Class 2A2, 3.3295% 7/26/49 (a)(b)	278,678	279,066
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	416,208	419,217
Towd Point Mortgage Trust:
Series 2016-3 Class A1, 2.25% 4/25/56 (a)	694,278	688,855
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	402,006	402,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,801,197)		1,790,088

Commercial Mortgage Securities - 0.2%
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.3003% 10/15/32 (a)(b)(d)	500,000	500,774
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.384% 8/10/47 (b)(e)	5,074,551	259,097
Series 2014-LC17 Class XA, 0.9566% 10/10/47 (b)(e)	4,178,958	151,721
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(d)	334,000	333,153
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,257,347)		1,244,745

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$90,000	$133,412
7.5% 4/1/34	700,000	1,026,144
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	125,000	133,894
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,525,000	2,509,345
Series 2011, 5.877% 3/1/19	970,000	1,003,630
TOTAL MUNICIPAL SECURITIES
(Cost $4,803,167)		4,806,425

Foreign Government and Government Agency Obligations - 0.3%
Dominican Republic 5.95% 1/25/27(a)	$	$
(Cost $1,577,074)	1,450,000	1,573,250
	Shares	Value

Fixed-Income Funds - 28.2%
Fidelity Floating Rate Central Fund (f)	263,861	27,240,994
Fidelity Mortgage Backed Securities Central Fund (f)	768,009	82,706,836
Fidelity Specialized High Income Central Fund (f)	420,234	43,418,527
TOTAL FIXED-INCOME FUNDS
(Cost $154,539,949)		153,366,357
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $763,711)	650,000	741,589
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.13% (g)
(Cost $25,268,495)	25,263,442	25,268,495
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $548,012,218)		544,867,505
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,473,875)
NET ASSETS - 100%		$543,393,630

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,468,611 or 2.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,906
Fidelity Floating Rate Central Fund	306,303
Fidelity Mortgage Backed Securities Central Fund	515,855
Fidelity Specialized High Income Central Fund	508,154
Total	$1,399,218

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$24,715,867	$2,505,743	$--	$--	$19,384	$27,240,994	1.5%
Fidelity Mortgage Backed Securities Central Fund	89,098,772	7,315,456	12,893,401	35,525	(849,516)	82,706,836	1.2%
Fidelity Specialized High Income Central Fund	39,575,278	4,358,691	--	--	(515,442)	43,418,527	6.4%
Total	$153,389,917	$14,179,890	$12,893,401	$35,525	$(1,345,574)	$153,366,357

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$123,132,219	$--	$123,132,219	$--
U.S. Government and Government Agency Obligations	224,794,868	--	224,794,868	--
U.S. Government Agency - Mortgage Securities	4,450,047	--	4,450,047	--
Asset-Backed Securities	3,699,422	--	3,699,422	--
Collateralized Mortgage Obligations	1,790,088	--	1,790,088	--
Commercial Mortgage Securities	1,244,745	--	1,244,745	--
Municipal Securities	4,806,425	--	4,806,425	--
Foreign Government and Government Agency Obligations	1,573,250	--	1,573,250	--
Fixed-Income Funds	153,366,357	153,366,357	--	--
Preferred Securities	741,589	--	741,589	--
Money Market Funds	25,268,495	25,268,495	--	--
Total Investments in Securities:	$544,867,505	$178,634,852	$366,232,653	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018